UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09255

                           Wells Fargo Variable Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          December 31, 2008

Date of reporting period:         June 30, 2008

ITEM 1.  REPORT TO SHAREHOLDERS
===============================


WELLS FARGO

ADVANTAGE FUNDS

                                   (GRAPHIC)

                               Semi-Annual Report
                                 June 30, 2008

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

-    WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND
-    WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND
-    WELLS FARGO ADVANTAGE VT DISCOVERY FUND(SM)
-    WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND
-    WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND
-    WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND
-    WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND
-    WELLS FARGO ADVANTAGE VT MONEY MARKET FUND
-    WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND(SM)
-    WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND
-    WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND
-    WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

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Contents

LETTER TO SHAREHOLDERS ..............................     2

PERFORMANCE HIGHLIGHTS
Wells Fargo Advantage VT Asset Allocation Fund ......     4
Wells Fargo Advantage VT C&B Large Cap Value Fund ...     6
Wells Fargo Advantage VT Discovery Fund .............     8
Wells Fargo Advantage VT Equity Income Fund .........    10
Wells Fargo Advantage VT International Core Fund ....    12
Wells Fargo Advantage VT Large Company Core Fund ....    14
Wells Fargo Advantage VT Large Company Growth Fund ..    16
Wells Fargo Advantage VT Money Market Fund ..........    18
Wells Fargo Advantage VT Opportunity Fund ...........    20
Wells Fargo Advantage VT Small Cap Growth Fund ......    22
Wells Fargo Advantage VT Small/Mid Cap Value Fund ...    24
Wells Fargo Advantage VT Total Return Bond Fund .....    26

FUND EXPENSES .......................................    28

PORTFOLIO OF INVESTMENTS
Wells Fargo Advantage VT Asset Allocation Fund ......    30
Wells Fargo Advantage VT C&B Large Cap Value Fund ...    45
Wells Fargo Advantage VT Discovery Fund .............    49
Wells Fargo Advantage VT Equity Income Fund .........    54
Wells Fargo Advantage VT International Core Fund ....    59
Wells Fargo Advantage VT Large Company Core Fund ....    62
Wells Fargo Advantage VT Large Company Growth Fund ..    66
Wells Fargo Advantage VT Money Market Fund ..........    69
Wells Fargo Advantage VT Opportunity Fund ...........    72
Wells Fargo Advantage VT Small Cap Growth Fund ......    77
Wells Fargo Advantage VT Small/Mid Cap Value Fund ...    82
Wells Fargo Advantage VT Total Return Bond Fund .....    86

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ................    98
Statements of Operations ............................   102
Statements of Changes in Net Assets .................   106
Financial Highlights ................................   112

NOTES TO FINANCIAL STATEMENTS .......................   116

OTHER INFORMATION ...................................   128

LIST OF ABBREVIATIONS ...............................   134


             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

[GRAPHIC OMITTED]

WELLS FARGO
     INVESTMENT HISTORY

1971 INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT
     PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE- WAY ASSET ALLOCATION FUND THAT
     "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX
     OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS"
     THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE
     WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM
     MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE
     COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE
     FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE
     WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.
--------------------------------------------------------------------------------

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 100 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.


NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 100 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $150 BILLION IN ASSETS UNDER MANAGEMENT, AS OF June 30, 2008.

EQUITY FUNDS
--------------------------------------------------------------------------------
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Emerging Growth Fund
Emerging Markets Equity Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Value Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Large Company Value Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund

BOND FUNDS
--------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Diversified Bond Fund
Government Securities Fund 1
High Income Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
Short Duration Government Bond Fund 1
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
Aggressive Allocation Fund
Asset Allocation Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund 2
Target 2010 Fund 2
Target 2015 Fund 2
Target 2020 Fund 2
Target 2025 Fund 2
Target 2030 Fund 2
Target 2035 Fund 2
Target 2040 Fund 2
Target 2045 Fund 2
Target 2050 Fund 2

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
100% Treasury Money Market Fund 1
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund 1
Heritage Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
--------------------------------------------------------------------------------
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------

1 The U.S. Government guarantee applies to certain of the underlying securities and not to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.


NOT PART OF THE SEMI-ANNUAL REPORT.

                  2 Wells Fargo Advantage Variable Trust Funds


                             Letter to Shareholders

(PHOTO OF KARLA M. RABUSCH)

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

THE REAL ESTATE CRISIS THAT ORIGINATED IN THE UNITED STATES AFFECTED GLOBAL STOCK AND BOND MARKETS THROUGH MORTGAGE-RELATED ASSETS.

Dear Valued Shareholder,

We're pleased to offer you this semi-annual report for the Wells Fargo Advantage Variable Trust Funds that covers the six-month period that ended June 30, 2008. During the period, the economy struggled to absorb slower growth, high energy prices, a continuing correction in the housing market, and tighter lending practices that presented financial challenges to businesses and consumers.

The real estate crisis that originated in the United States affected global stock and bond markets through mortgage-related assets. The crisis began when falling prices of new and existing homes affected subprime borrowers who struggled to make their mortgage payments when easy access to credit all but disappeared. The price correction in the market value of homes prevented some speculators from being able to sell their homes in order to pay off their full mortgage balances. Others without an eye toward speculation found it difficult to refinance their mortgages due to the decline in property values. The rapid collapse of investment bank Bear Stearns, due to high write-offs in its mortgage-related assets, underscored some of the more significant risks during the period.

CENTRAL BANKS TRIED TO EASE CONSTRAINTS ON LIQUIDITY.

Central banks were pressured on many sides. Credit-related problems led to reduced bank lending and dampened consumer sentiment, posing a threat to economic growth. At the same time, rising prices for food and energy put upward pressure on inflation. The Fed focused first on sluggish growth by lowering the federal funds rate (the rate at which member banks borrow money from each other) by 225 basis points (100 basis points equals 1.00%), with the last rate cut occurring on April 30, 2008. In its subsequent meeting on June 25, 2008, the Fed left the federal funds rate unchanged. The Fed also lowered the discount rate (the rate at which banks borrow money directly from the Fed) by 250 basis points and agreed to make the discount window available to nonbank dealers and to lend to banks for longer-than-normal periods of time to help ease some of the constraints on liquidity.

The Bank of England (BOE) took similar action and began the period with its key lending rate at 5.50%, then reversed course and cut lending rates two times since January 2008, taking it from 5.50% to 5.00%. In April 2008, the BOE also launched a program that allowed banks to temporarily swap high-quality securities for U.K. Treasury bills. The European Central Bank (ECB) also worked to increase liquidity. In contrast to other central major banks, however, the ECB remained on hold throughout the period, warning against a replay of 1970s-style inflation if central banks cut interest rates in the face of rising inflation.

                  Wells Fargo Advantage Variable Trust Funds 3


                             Letter to Shareholders

MANY INVESTORS FAVORED MONEY MARKETS AND GOVERNMENT BONDS OVER STOCKS.

Although credit markets were under liquidity pressures for most of the 12-month period, high-quality, fixed-income investments outpaced the returns in the stock markets during the same time period. Consequently, investors sought safety in money markets and government bonds.

Domestic stocks slumped during the period with value stocks sharply underperforming growth, mostly due to continued weakness in financials as the credit fallout from the housing crisis continued to work its way through the system. Most international markets posted negative returns on twin fears of inflation and recession. Energy stocks were one of the brighter spots in the market, as oil prices continued to rise.

PLANNING AHEAD.

The continued uncertainty surrounding the housing market, liquidity, and inflation supports our belief that successful investing includes a balanced approach of owning a diversified portfolio while keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 100 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent, long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,
Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

ALTHOUGH CREDIT MARKETS WERE UNDER LIQUIDITY PRESSURES FOR MOST OF THE 12-MONTH PERIOD, HIGH-QUALITY, FIXED-INCOME INVESTMENTS OUTPACED THE RETURNS IN THE STOCK MARKETS DURING THE SAME TIME PERIOD.

                  4 Wells Fargo Advantage Variable Trust Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (The Fund) seeks long-term total return, consisting of capital appreciation and current income.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Galen G. Blomster, CFA
Gregory T. Genung, CFA
Jeffrey P. Mellas

FUND INCEPTION
April 15, 1994



SECTOR DISTRIBUTION(1) (AS OF JUNE 30, 2008)

                                   (PIE CHART)

Consumer Discretionary         5%
Consumer Staples               7%
Energy                        11%
Financials                     9%
Healthcare                     8%
Industrials                    7%
Information Technology        11%
Materials                      3%
Telecommunications Services    2%
U.S. Treasury Securities      34%
Utilities                      3%

TEN LARGEST PORTFOLIO HOLDINGS(2)
(AS OF JUNE 30, 2008)

US Treasury Bond, 4.50%, 02/15/2036   6.34%
US Treasury Bond, 6.25%, 05/15/2030   4.80%
US Treasury Bond, 5.38%, 02/15/2031   4.44%
US Treasury Bond, 5.00%, 05/15/2037   4.23%
US Treasury Bond, 4.38%, 02/15/2038   4.15%
US Treasury Bond, 4.75%, 02/15/2037   3.85%
US Treasury Bond, 5.50%, 08/15/2028   2.93%
US Treasury Bond, 6.13%, 08/15/2029   2.90%
US Treasury Bond, 5.25%, 02/15/2029   2.80%
US Treasury Bond, 5.25%, 11/15/2028   2.66%

----------
(1) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

(2) The ten largest portfolio holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

                  Wells Fargo Advantage Variable Trust Funds 5


                             Performance Highlights

                      WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2008)

                                                                                   Expense Ratio
                                                                                 -----------------
                                         6 Months*   1 Year   5 Year   10 Year   Gross(3)   Net(4)
                                         ---------   ------   ------   -------   --------   ------
VT Asset Allocation Fund                  (10.84)     (8.91)   6.49      4.00      1.04%     1.00%
Asset Allocation Composite Index(5)        (6.82)     (3.21)   6.72      4.88
S&P 500 Index(6)                          (11.91)    (13.12)   7.58      2.88
Lehman Brothers 20+ Year U.S. Treasury
   Index(7)                                 1.07      13.33    4.86      6.74

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3)  Reflects the gross expense ratio as stated in the May 1, 2008, prospectus.

(4) The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5) The Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Lehman Brothers 20+ Year U.S. Treasury Index. You cannot invest directly in an Index.

(6) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

(7) The Lehman Brothers 20+ Year U.S. Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an Index.

                  6 Wells Fargo Advantage Variable Trust Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (the Fund) seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Cooke & Bieler, L.P.

PORTFOLIO MANAGERS
Kermit S. Eck, CFA
Daren C. Heitman, CFA
Michael M. Meyer, CFA
James R. Norris
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA

FUND INCEPTION
May 1, 1998

SECTOR DISTRIBUTION(1)
(AS OF JUNE 30, 2008)

                                  (PIE CHART)

Consumer Discretionary           18%
Consumer Staples                 13%
Energy                            5%
Financials                       21%
Health Care                      13%
Industrials                      17%
Information Technology           10%
Telecommunication Services        3%

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JUNE 30, 2008)

Exxon Mobil Corporation          4.22%
Omnicom Group Incorporated       3.79%
Quest Diagnostics Incorporated   3.26%
Johnson & Johnson                3.15%
Vodafone Group plc ADR           3.07%
Kimberly-Clark Corporation       3.01%
Allstate Corporation             2.92%
Colgate-Palmolive Company        2.92%
State Street Corporation         2.92%
Microsoft Corporation            2.84%

----------
(1) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

(2) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

                  Wells Fargo Advantage Variable Trust Funds 7


                             Performance Highlights

                   WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2008)

                                                                           Expense Ratio
                                                                         -----------------
                                 6 Months*   1 Year   5 Year   10 Year   Gross(3)   Net(4)
                                 ---------   ------   ------   -------   --------   ------
VT C&B Large Cap Value Fund      (13.29)     (17.75)   6.54      0.88      1.17      1.00
Russell 1000(R) Value Index(5)   (13.57)     (18.78)   8.92      4.91

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS INCLUDING INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3)  Reflects the gross expense ratio as stated in the May 1, 2008, prospectus.

(4) The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5) The Russell 1000(R) Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

                  8 Wells Fargo Advantage Variable Trust Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE VT DISCOVERY FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE VT DISCOVERY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
James M. Leach, CFA
Thomas J. Pence, CFA

FUND INCEPTION
May 8, 1992

SECTOR DISTRIBUTION(1)
(AS OF JUNE 30, 2008)

                                  (PIE CHART)

Consumer Discretionary                     12%
Energy                                     16%
Financials                                  4%
Health Care                                16%
Industrials                                19%
Information Technology                     23%
Materials                                   5%
Telecommunication Services                  5%

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JUNE 30, 2008)

Equinix Incorporated                       3.40%
Alpha Natural Resources Incorporated       3.23%
NII Holdings Incorporated                  2.97%
Charles River Laboratories International
   Incorporated                            2.36%
SBA Communications Corporation             2.36%
Oil States International Incorporated      2.33%
Newfield Exploration Company               2.18%
Activision Incorporated                    2.13%
Foster Wheeler Limited                     2.11%
Solera Holdings Incorporated               2.06%

----------
(1) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

(2) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

                  Wells Fargo Advantage Variable Trust Funds 9


                             Performance Highlights

                             WELLS FARGO ADVANTAGE VT DISCOVERY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2008)

                                                                             Expense Ratio
                                                                           -----------------
                                   6 Months*   1 Year   5 Year   10 Year   Gross(3)   Net(4)
                                   ---------   ------   ------   -------   --------   ------
VT Discovery Fund                    (2.44)     2.78     16.14     9.11      1.21%     1.15%
Russell 2500(TM) Growth Index(5)     (8.19)    (9.82)    10.98     4.66

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3)  Reflects the gross expense ratio as stated in the May 1, 2008, prospectus.

(4) The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5) The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

                  10 Wells Fargo Advantage Variable Trust Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (the Fund) seeks long-term capital appreciation and dividend income.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Gary J. Dunn, CFA
Robert M. Thornburg

FUND INCEPTION
May 6, 1996

SECTOR DISTRIBUTION(1)
(AS OF JUNE 30, 2008)

                                  [PIE CHART]

Consumer Discretionary                 7%
Consumer Staples                       9%
Energy                                21%
Financials                            20%
Health Care                            7%
Industrials                           10%
Information Technology                 9%
Materials                              5%
Telecommunication Services             6%
Utilities                              6%

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JUNE 30, 2008)

Exxon Mobil Corporation               5.39%
Chevron Corporation                   4.72%
ConocoPhillips                        4.28%
AT&T Incorporated                     3.74%
General Electric Company              2.93%
JPMorgan Chase & Company              2.56%
Verizon Communications Incorporated   2.48%
Procter & Gamble Company              2.34%
FPL Group Incorporated                2.26%
Halliburton Company                   2.13%

----------
(1) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

(2) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

                   Wells Fargo Advantage Variable Trust Funds 11


                             Performance Highlights

                         WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2008)

                                                                                   Expense Ratio
                                                                                 -----------------
                                        6 Months*    1 Year   5 Year   10 Year   Gross(3)   Net(4)
                                        ---------   -------   ------   -------   --------   ------
VT Equity Income Fund                    (14.23)    (16.23)    6.95     3.12      1.04%      1.00%
Russell 1000 Value Index(5)              (13.57)    (18.78)    8.92     4.91

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3)  Reflects the gross expense ratio as stated in the May 1, 2008, prospectus.

(4) The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5) The Russell 1000 Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

                 12 Wells Fargo Advantage Variable Trust Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
New Star Institutional Managers Limited

PORTFOLIO MANAGERS
Mark Beale
Brian Coffey
Richard Lewis

FUND INCEPTION
July 3, 2000

PORTFOLIO COMPOSITION(1)
(AS OF JUNE 30, 2008)

                                   [PIE CHART]

Australia                              6%
Canada                                 1%
Continental Europe                    41%
Eastern Asia                          28%
Russia                                 2%
Scandinavia                            3%
Southeast Asia                         1%
United Kingdom                        18%

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JUNE 30, 2008)

Total SA                              2.27%
Roche Holdings AG Genusschein         2.24%
Deutsche Telekom AG                   2.17%
BP plc                                2.06%
Rio Tinto Limited                     2.05%
Unilever NV                           1.93%
Vodafone Group plc                    1.85%
Rio Tinto plc                         1.83%
Telefonica SA                         1.83%
GlaxoSmithKline plc                   1.65%

----------
(1) Portfolio composition is subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio composition.

(2) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio of the Fund.

                   Wells Fargo Advantage Variable Trust Funds 13


                             Performance Highlights

                    WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2008)

                                                                             Expense Ratio
                                                                           -----------------
                             6 Months*   1 Year    5 Year   Life of Fund   Gross(3)   Net(4)
                             ---------   -------   ------   ------------   --------   ------
VT International Core Fund   (10.81)     (10.97)   12.44       1.35         1.43%      1.00%
MSCI EAFE Index(5)           (10.96)     (10.61)   16.67       4.15

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile, and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to smaller company securities risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3)  Reflects the gross expense ratio as stated in the May 1, 2008, prospectus.

(4) The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5) The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

                14 Wells Fargo Advantage Variable Trust Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (the Fund) seeks total return comprised of long-term capital appreciation and current income.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Matrix Asset Advisors, Inc.

PORTFOLIO MANAGER
David A. Katz, CFA

FUND INCEPTION
April 12, 1994

SECTOR DISTRIBUTION(1)
(AS OF JUNE 30, 2008)

                                  [PIE CHART]

Consumer Discretionary                14%
Consumer Staples                      6%
Energy                                14%
Financials                            15%
Health Care                           11%
Industrials                           13%
Information Technology                27%

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JUNE 30, 2008)

Devon Energy Corporation              4.53%
ConocoPhillips                        4.41%
Chevron Corporation                   4.35%
Wal-Mart Stores Incorporated          4.13%
Dell Incorporated                     3.99%
Covidien Limited                      3.97%
Time Warner Incorporated              3.89%
Microsoft Corporation                 3.77%
Staples Incorporated                  3.51%
Comcast Corporation Class A           3.49%

----------
(1) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

(2) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

                   Wells Fargo Advantage Variable Trust Funds 15


                             Performance Highlights

                    WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF JUNE 30, 2008)

                                                                        Expense Ratio
                                                                      -----------------
                             6 Months*   1 Year    5 Year   10 Year   Gross(4)   Net(5)
                             ---------   -------   ------   -------   --------   ------
VT Large Company Core Fund     (9.71)    (16.27)    5.20     (0.40)    1.21%     1.00%
S&P 500 Index(6)              (11.91)    (13.12)    7.58      2.88

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3) Prior to April 11, 2005, the WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND was named the Wells Fargo Growth Fund.

(4)  Reflects the gross expense ratio as stated in the May 1, 2008, prospectus.

(5) The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

                  16 Wells Fargo Advantage Variable Trust Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Peregrine Capital Management, Inc.

PORTFOLIO MANAGERS
John S. Dale, CFA
Gary E. Nussbaum, CFA

FUND INCEPTION
September 20, 1999

SECTOR DISTRIBUTION(1)
(AS OF JUNE 30, 2008)

                                   (PIE CHART)

Consumer Discretionary                                                       10%
Consumer Staples                                                              2%
Financials                                                                   24%
Health Care                                                                  14%
Industrials                                                                   7%
Information Technology                                                       43%

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JUNE 30, 2008)

Goldman Sachs Group Incorporated                                           8.80%
Microsoft Corporation                                                      6.82%
Medtronic Incorporated                                                     6.33%
Google Incorporated Class A                                                5.88%
Charles Schwab Corporation                                                 5.86%
Cisco Systems Incorporated                                                 5.17%
Nokia Oyj ADR                                                              4.85%
eBay Incorporated                                                          4.23%
Intel Corporation                                                          4.09%
Target Corporation                                                         4.06%

----------
(1) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

(2) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

                  Wells Fargo Advantage Variable Trust Funds 17


                             Performance Highlights

                  WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2008)

                                                                             Expense Ratio
                                                                 Life of   -----------------
                                  6 Months*    1 Year   5 Year    Fund     Gross(3)   Net(4)
                                  ---------   -------   ------   -------   --------   ------
VT Large Company Growth Fund       (15.50)    (14.76)    2.80     (1.53)     1.05%     1.00%
Russell 1000(R) Growth Index(5)    (9.06)      (5.96)    7.32     (1.79)

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3)  Reflects the gross expense ratio as stated in the May 1, 2008, prospectus.

(4) The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5) The Russell 1000(R) Growth Index measures performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth valuEs. You cannot invest directly in an Index.

                  18 Wells Fargo Advantage Variable Trust Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE VT MONEY MARKET FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
David D. Sylvester

FUND INCEPTION
May 19, 1994

FUND YIELD SUMMARY
(AS OF JUNE 30, 2008)

7-Day Current Yield                                                        1.99%
7-Day Effective Yield                                                      2.01%
30-Day Simple Yield                                                        1.94%
30-Day Effective Yield                                                     1.96%

PORTFOLIO ALLOCATION(1)
(AS OF JUNE 30, 2008)

                                   (PIE CHART)

Corporate Bonds and Notes                                                     1%
Variable and Floating Rate Notes                                             22%
Commercial Paper                                                             51%
Certificates of Deposit                                                       6%
Municipal Bonds and Notes                                                     2%
Repurchase Agreements                                                        10%
Time Deposit                                                                  8%

MATURITY DISTRIBUTION(1)
(AS OF JUNE 30, 2008)

                                   (PIE CHART)

0-1 Days                                                                     28%
2-14 Days                                                                    30%
15-29 Days                                                                   17%
30-59 Days                                                                   13%
60-89 Days                                                                    8%
90-179 Days                                                                   2%
180-269 Days                                                                  1%
270+ Days                                                                     1%

----------
(1)  Portfolio allocation and maturity distribution are subject to change.

                  Wells Fargo Advantage Variable Trust Funds 19


                             Performance Highlights

                          WELLS FARGO ADVANTAGE VT MONEY MARKET FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2008)

                                           6 Months*   1 Year   5 Year   10 Year
                                           ---------   ------   ------   -------
VT Money Market Fund                          1.31      3.65     2.75     3.15

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

                  20 Wells Fargo Advantage Variable Trust Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
Ann M. Miletti

FUND INCEPTION
May 8, 1992

SECTOR DISTRIBUTION(1)
(AS OF JUNE 30, 2008)

                                   (PIE CHART)

Consumer Discretionary                                                       21%
Consumer Staples                                                              4%
Energy                                                                       12%
Financials                                                                   10%
Health Care                                                                  15%
Industrials                                                                  11%
Information Technology                                                       20%
Materials                                                                     7%

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JUNE 30, 2008)

Weatherford International Limited                                          4.54%
Transocean Incorporated                                                    3.44%
Praxair Incorporated                                                       2.16%
Waters Corporation                                                         2.03%
Accenture Limited Class A                                                  1.90%
ON Semiconductor Corporation                                               1.78%
Staples Incorporated                                                       1.71%
Polycom Incorporated                                                       1.63%
Toronto-Dominion Bank                                                      1.60%
Pall Corporation                                                           1.59%

----------
(1) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

(2) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

                  Wells Fargo Advantage Variable Trust Funds 21


                             Performance Highlights

                           WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2008)

                                                                    Expense Ratio
                                                                  -----------------
                          6 Months*   1 Year   5 Year   10 Year   Gross(3)   Net(4)
                          ---------   ------   ------   -------   --------   ------
VT Opportunity Fund         (5.63)     (8.99)   11.18     7.19      1.22%     1.07%
Russell Midcap Index(5)     (7.57)    (11.19)   13.07     8.10

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3)  Reflects the gross expense ratio as stated in the May 1, 2008, prospectus.

(4) The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5) The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 25% of the total market capitalization of the Russell 1000(R) Index. You cannot invest directly in an Index.

                  22 Wells Fargo Advantage Variable Trust Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Jerome "Cam" Philpott, CFA
Stuart Roberts

FUND INCEPTION
May 1, 1995

SECTOR DISTRIBUTION(1)
(AS OF JUNE 30, 2008)

                                   (PIE CHART)

Consumer Discretionary                                                        9%
Energy                                                                        5%
Financial Services                                                            5%
Health Care                                                                  16%
Industrials                                                                  27%
Information Technology                                                       35%
Telecommunications Services                                                   3%

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JUNE 30, 2008)

VistaPrint Limited                                                         3.48%
SkillSoft plc ADR                                                          3.04%
Sykes Enterprises Incorporated                                             2.63%
Resources Connection Incorporated                                          2.62%
Sciele Pharma Incorporated                                                 2.55%
Solera Holdings Incorporated                                               2.33%
Gardner Denver Incorporated                                                2.12%
GSI Commerce Incorporated                                                  2.01%
PMC-Sierra Incorporated                                                    2.00%
Microsemi Corporation                                                      1.92%

----------
(1) Sector distribution and are subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

(2) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the fund.

                  Wells Fargo Advantage Variable Trust Funds 23


                             Performance Highlights

                      WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2008)

                                                                    Expense Ratio
                                                                  -----------------
                          6 Months*   1 Year   5 Year   10 Year   Gross(3)   Net(4)
                          ---------   ------   ------   -------   --------   ------
VT Small Cap Growth
   Fund                    (15.07)    (16.57)   11.78     0.19      1.26%     1.20%
Russell 2000(R) Growth
   Index(5)                 (8.93)    (10.83)   10.37     2.80

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3)  Reflects the gross expense ratio as stated in the May 1, 2008, prospectus.

(4) The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(5) The Russell 2000(R) Growth Index measures the performance shown of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

                  24 Wells Fargo Advantage Variable Trust Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Erik C. Astheimer
I. Charles Rinaldi
Michael Schneider, CFA

FUND INCEPTION
October 10, 1997

SECTOR DISTRIBUTION(1)
(AS OF JUNE 30, 2008)

                                   (PIE CHART)

Consumer Discretionary                                                        9%
Energy                                                                       32%
Financials                                                                   10%
Health Care                                                                   8%
Industrials                                                                  11%
Information Technology                                                       14%
Materials                                                                    16%

TEN LARGEST EQUITY HOLDINGS(2)
(AS OF JUNE 30, 2008)

Hill International Incorporated                                            5.00%
Randgold Resources Limited ADR                                             4.98%
Goldcorp Incorporated                                                      4.30%
Global Industries Limited                                                  3.28%
McMoRan Exploration Company                                                3.17%
Willbros Group Incorporated                                                2.70%
Annaly Mortgage Management Incorporated                                    2.51%
Trilogy Energy Trust                                                       2.46%
Helix Energy Solutions Group Incorporated                                  2.41%
Newpark Resources Incorporated                                             2.20%

----------
(1) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

(2) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

                  Wells Fargo Advantage Variable Trust Funds 25


                             Performance Highlights

                   WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN(3) (%) (AS OF JUNE 30, 2008)

                                                                    Expense Ratio
                                                                  -----------------
                          6 Months*   1 Year   5 Year   10 Year   Gross(4)   Net(5)
                          ---------   ------   ------   -------   --------   ------
VT Small/Mid Cap Value
   Fund                     (0.81)     (8.08)   13.90     6.18      1.45%     1.14%
Russell 2500(TM) Value
   Index(6)                 (8.37)    (19.91)   10.91     8.12

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(3) Prior to May 1, 2006, the WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND was named the Wells Fargo Advantage Multi Cap Value Fund. Performance shown prior to April 11, 2005 for the Fund reflects the performance of the Strong Multi Cap Value Fund II.

(4)  Reflects the gross expense ratio as stated in the May 1, 2008, prospectus.

(5) The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(6) The Russell 2500(TM) Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

                  26 Wells Fargo Advantage Variable Trust Funds


                             Performance Highlights

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (the Fund) seeks total return, consisting of income and capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Troy Ludgood
Thomas O'Connor, CFA
Lynne A. Royer
William Stevens

FUND INCEPTION
September 20, 1999

SECTOR DISTRIBUTION(1)
(AS OF JUNE 30, 2008)

                                   (PIE CHART)

ABS/CMBS(2)                24%
MBS(3)                     39%
Corporate Bonds & Notes    21%
U.S. Treasury Securities    8%
CMO(4)                      8%

----------
(1) Sector distribution is subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution.

(2)  ABS/CMBS -- Asset-Backed Securities/Commercial Mortgage-Backed Securities.

(3)  MBS -- Mortgage-Backed Securities.

(4)  CMO -- Collateralized Mortgage Obligations.

                  Wells Fargo Advantage Variable Trust Funds 27


                             Performance Highlights

                     WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF JUNE 30, 2008)

                                                                                    Expense Ratio
                                                                        Life of   -----------------
                                          6 Months*   1 Year   5 Year     Fund    Gross(5)   Net(6)
                                          ---------   ------   ------   -------   --------   ------
VT Total Return Bond Fund                    1.15      6.52     3.60      5.79      0.98%     0.90%
Lehman Brothers U.S. Aggregate Index(7)      1.13      7.12     3.86      6.07

*    Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE BY CALLING 1-866-765-0778. PERFORMANCE FIGURES OF THE FUND DO NOT REFLECT FEES CHARGED PURSUANT TO THE TERMS OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

PLEASE REFER TO THE PROSPECTUS PROVIDED BY YOUR PARTICIPATING INSURANCE COMPANY FOR DETAILED INFORMATION DESCRIBING THE SEPARATE ACCOUNTS FOR INFORMATION REGARDING SURRENDER CHARGES, MORTALITY AND EXPENSE RISK FEES AND OTHER CHARGES THAT MAY BE ASSESSED BY THE PARTICIPATING INSURANCE COMPANIES.

----------
(5)  Reflects the gross expense ratio as stated in the May 1, 2008, prospectus.

(6) The investment adviser has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

(7) The Lehman Brothers U.S. Aggregate Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an Index.

                  28 Wells Fargo Advantage Variable Trust Funds


                                  Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning         Ending        Expenses
                                              Account Value   Account Value   Paid During     Net Annual
                                                01-01-2008      06-30-2008      Period*     Expense Ratio
                                              -------------   -------------   -----------   -------------
VT ASSET ALLOCATION FUND
   Actual                                       $1,000.00       $  891.60        $4.72          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.95        $5.04          1.00%
VT C&B LARGE CAP VALUE FUND
   Actual                                       $1,000.00       $  867.10        $4.65          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.95        $5.04          1.00%
VT DISCOVERY FUND
   Actual                                       $1,000.00       $  975.60        $5.66          1.15%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.20        $5.79          1.15%
VT EQUITY INCOME FUND
   Actual                                       $1,000.00       $  857.70        $4.63          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.95        $5.04          1.00%
VT INTERNATIONAL CORE FUND
   Actual                                       $1,000.00       $  891.90        $4.72          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.95        $5.04          1.00%
VT LARGE COMPANY CORE FUND
   Actual                                       $1,000.00       $  902.90        $4.74          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.95        $5.04          1.00%

                  Wells Fargo Advantage Variable Trust Funds 29


                                  Fund Expenses

                                                Beginning         Ending        Expenses
                                              Account Value   Account Value   Paid During     Net Annual
                                                01-01-2008      06-30-2008      Period*     Expense Ratio
                                              -------------   -------------   -----------   -------------
VT LARGE COMPANY GROWTH FUND
   Actual                                       $1,000.00       $  845.00        $4.60          1.00%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.95        $5.04          1.00%
VT MONEY MARKET FUND
   Actual                                       $1,000.00       $1,013.10        $3.76          0.75%
   Hypothetical (5% return before expenses)     $1,000.00       $1,021.19        $3.78          0.75%
VT OPPORTUNITY FUND
   Actual                                       $1,000.00       $  943.70        $5.19          1.07%
   Hypothetical (5% return before expenses)     $1,000.00       $1,019.60        $5.39          1.07%
VT SMALL CAP GROWTH FUND
   Actual                                       $1,000.00       $  849.30        $5.53          1.20%
   Hypothetical (5% return before expenses)     $1,000.00       $1,018.95        $6.04          1.20%
VT SMALL/MID CAP VALUE FUND
   Actual                                       $1,000.00       $  991.90        $5.66          1.14%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,019.25        $5.74          1.14%
VT TOTAL RETURN BOND FUND
   Actual                                       $1,000.00       $1,011.50        $4.51          0.90%
   Hypothetical (5% Return before expenses)     $1,000.00       $1,020.44        $4.53          0.90%

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

                  30 Wells Fargo Advantage Variable Trust Funds


              Portfolio of Investments--June 30, 2008 (Unaudited)

VT ASSET ALLOCATION FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
COMMON STOCKS: 57.69%
AMUSEMENT & RECREATION SERVICES: 0.04%
      3,173   INTERNATIONAL GAME TECHNOLOGY                        $      79,262
                                                                   -------------
APPAREL & ACCESSORY STORES: 0.18%
        890   ABERCROMBIE & FITCH COMPANY CLASS A                         55,785
      4,601   GAP INCORPORATED                                            76,699
      3,144   KOHL'S CORPORATION+                                        125,886
      3,070   LIMITED BRANDS INCORPORATED<<                               51,730
      1,801   NORDSTROM INCORPORATED<<                                    54,570
                                                                         364,670
                                                                   -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
& SIMILAR MATERIALS: 0.06%
        887   JONES APPAREL GROUP INCORPORATED                            12,196
        971   LIZ CLAIBORNE INCORPORATED                                  13,740
        591   POLO RALPH LAUREN CORPORATION                               37,103
        894   VF CORPORATION                                              63,635
                                                                         126,674
                                                                   -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.03%
      1,372   AUTONATION INCORPORATED+<<                                  13,747
        440   AUTOZONE INCORPORATED+                                      53,244
                                                                          66,991
                                                                   -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.02%
        589   RYDER SYSTEM INCORPORATED                                   40,570
                                                                   -------------
BIOPHARMACEUTICALS: 0.49%
      4,468   CELGENE CORPORATION+                                       285,371
      2,740   GENZYME CORPORATION+                                       197,335
      9,456   GILEAD SCIENCES INCORPORATED+                              500,695
                                                                         983,401
                                                                   -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
OPERATIVE BUILDERS: 0.05%
      1,265   CENTEX CORPORATION                                          16,913
      2,817   D.R. HORTON INCORPORATED                                    30,564
        789   KB HOME                                                     13,358
      1,433   LENNAR CORPORATION CLASS A                                  17,683
      2,189   PULTE HOMES INCORPORATED                                    21,080
                                                                          99,598
                                                                   -------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
MOBILE HOME DEALERS: 0.39%
     17,396   HOME DEPOT INCORPORATED                                    407,414
     15,005   LOWE'S COMPANIES INCORPORATED                              311,354
      1,013   SHERWIN-WILLIAMS COMPANY                                    46,527
                                                                         765,295
                                                                   -------------
BUSINESS SERVICES: 3.73%
      5,451   ADOBE SYSTEMS INCORPORATED+<<                              214,715
        988   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+          52,848
      1,724   AKAMAI TECHNOLOGIES INCORPORATED+<<                         59,978
      2,295   AUTODESK INCORPORATED+                                      77,594
      5,314   AUTOMATIC DATA PROCESSING INCORPORATED                     222,657
      1,958   BMC SOFTWARE INCORPORATED+<<                                70,488
      4,002   CA INCORPORATED                                             92,406

                 Wells Fargo Advantage Variable Trust Funds 31


              Portfolio of Investments--June 30, 2008 (Unaudited)

VT ASSET ALLOCATION FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
BUSINESS SERVICES (continued)
      1,881   CITRIX SYSTEMS INCORPORATED+                         $      55,320
      2,961   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION
              CLASS A+                                                    96,262
      1,549   COMPUTER SCIENCES CORPORATION+                              72,555
      2,682   COMPUWARE CORPORATION+                                      25,586
      1,266   CONVERGYS CORPORATION+                                      18,813
     11,331   EBAY INCORPORATED+                                         309,676
      3,264   ELECTRONIC ARTS INCORPORATED+                              145,020
      5,154   ELECTRONIC DATA SYSTEMS CORPORATION                        126,995
      1,327   EQUIFAX INCORPORATED                                        44,614
      1,760   FIDELITY NATIONAL INFORMATION SERVICES
              INCORPORATED                                                64,962
      1,680   FISERV INCORPORATED+                                        76,222
      2,382   GOOGLE INCORPORATED CLASS A+                             1,253,932
      1,858   IMS HEALTH INCORPORATED                                     43,291
      4,838   INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<               41,607
      3,290   INTUIT INCORPORATED+<<                                      90,705
      5,381   JUNIPER NETWORKS INCORPORATED+<<                           119,351
     82,107   MICROSOFT CORPORATION                                    2,258,764
      1,274   MONSTER WORLDWIDE INCORPORATED+                             26,257
      3,627   NOVELL INCORPORATED+                                        21,363
      3,283   OMNICOM GROUP INCORPORATED                                 147,341
     40,663   ORACLE CORPORATION+                                        853,923
      1,628   ROBERT HALF INTERNATIONAL INCORPORATED                      39,023
      8,014   SUN MICROSYSTEMS INCORPORATED+                              87,192
      8,612   SYMANTEC CORPORATION+<<                                    166,642
      2,031   TOTAL SYSTEM SERVICES INCORPORATED                          45,129
      3,652   UNISYS CORPORATION+                                         14,425
      1,995   VERISIGN INCORPORATED+                                      75,411
     14,104   YAHOO! INCORPORATED                                        291,389
                                                                       7,402,456
                                                                   -------------
CHEMICALS & ALLIED PRODUCTS: 5.89%
     15,820   ABBOTT LABORATORIES                                        837,985
      2,159   AIR PRODUCTS & CHEMICALS INCORPORATED                      213,439
     11,160   AMGEN INCORPORATED+                                        526,306
      1,091   AVERY DENNISON CORPORATION                                  47,928
      4,374   AVON PRODUCTS INCORPORATED                                 157,551
      1,107   BARR PHARMACEUTICALS INCORPORATED+                          49,904
      3,003   BIOGEN IDEC INCORPORATED+                                  167,838
     20,293   BRISTOL-MYERS SQUIBB COMPANY                               416,615
      1,413   CLOROX COMPANY                                              73,759
      5,205   COLGATE-PALMOLIVE COMPANY                                  359,666
      9,538   DOW CHEMICAL COMPANY                                       332,972
      9,233   E.I. DU PONT DE NEMOURS & COMPANY                          396,003
        781   EASTMAN CHEMICAL COMPANY                                    53,780
      1,798   ECOLAB INCORPORATED                                         77,296
     10,140   ELI LILLY & COMPANY                                        468,062
      1,172   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                 54,439
      3,124   FOREST LABORATORIES INCORPORATED+                          108,528
      1,630   HOSPIRA INCORPORATED+                                       65,379
        825   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED             32,225
     28,890   JOHNSON & JOHNSON                                        1,858,783
      2,528   KING PHARMACEUTICALS INCORPORATED+                          26,468
      5,625   MONSANTO COMPANY                                           711,225
      3,121   MYLAN LABORATORIES INCORPORATED<<                           37,670
     69,352   PFIZER INCORPORATED                                      1,211,579

                  32 Wells Fargo Advantage Variable Trust Funds


              Portfolio of Investments--June 30, 2008 (Unaudited)

VT ASSET ALLOCATION FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
CHEMICALS & ALLIED PRODUCTS (continued)
      1,682   PPG INDUSTRIES INCORPORATED                          $      96,496
      3,209   PRAXAIR INCORPORATED                                       302,416
     31,297   PROCTER & GAMBLE COMPANY                                 1,903,171
      1,285   ROHM & HAAS COMPANY<<                                       59,675
     16,621   SCHERING-PLOUGH CORPORATION                                327,267
      1,321   SIGMA-ALDRICH CORPORATION                                   71,149
     13,668   WYETH                                                      655,517
                                                                      11,701,091
                                                                   -------------
COAL MINING: 0.27%
      1,873   CONSOL ENERGY INCORPORATED                                 210,469
        825   MASSEY ENERGY COMPANY                                       77,344
      2,783   PEABODY ENERGY CORPORATION                                 245,043
                                                                         532,856
                                                                   -------------
COMMUNICATIONS: 2.41%
      4,065   AMERICAN TOWER CORPORATION CLASS A+<<                      171,746
     60,903   AT&T INCORPORATED                                        2,051,822
      1,080   CENTURYTEL INCORPORATED                                     38,437
      3,323   CITIZENS COMMUNICATIONS COMPANY                             37,683
      5,103   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                  179,626
     30,353   COMCAST CORPORATION CLASS A                                575,796
      7,282   DIRECTV GROUP INCORPORATED+                                188,677
      1,512   EMBARQ CORPORATION                                          71,472
      1,857   IAC/INTERACTIVECORP+                                        35,803
     15,597   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<           61,296
     29,227   SPRINT NEXTEL CORPORATION                                  277,657
     29,222   VERIZON COMMUNICATIONS INCORPORATED                      1,034,459
      4,585   WINDSTREAM CORPORATION                                      56,579
                                                                       4,781,053
                                                                   -------------
DEPOSITORY INSTITUTIONS: 3.53%
     45,646   BANK OF AMERICA CORPORATION                              1,089,570
     11,725   BANK OF NEW YORK MELLON CORPORATION                        443,557
      5,605   BB&T CORPORATION<<                                         127,626
     55,809   CITIGROUP INCORPORATED                                     935,359
      1,542   COMERICA INCORPORATED                                       39,521
      5,892   FIFTH THIRD BANCORP                                         59,981
      1,914   FIRST HORIZON NATIONAL CORPORATION<<                        14,221
      5,321   HUDSON CITY BANCORP INCORPORATED                            88,754
      3,754   HUNTINGTON BANCSHARES INCORPORATED                          21,661
     35,398   JPMORGAN CHASE & COMPANY                                 1,214,514
      4,977   KEYCORP                                                     54,647
        790   M&T BANK CORPORATION                                        55,727
      2,657   MARSHALL & ILSLEY CORPORATION<<                             40,732
      7,794   NATIONAL CITY CORPORATION<<                                 37,177
      1,963   NORTHERN TRUST CORPORATION                                 134,603
      3,545   PNC FINANCIAL SERVICES GROUP                               202,420
      7,122   REGIONS FINANCIAL CORPORATION<<                             77,701
      4,911   SOVEREIGN BANCORP INCORPORATED<<                            36,145
      4,373   STATE STREET CORPORATION                                   279,828
      3,609   SUNTRUST BANKS INCORPORATED                                130,718
     17,843   US BANCORP                                                 497,641
     21,913   WACHOVIA CORPORATION<<                                     340,309
     10,854   WASHINGTON MUTUAL INCORPORATED<<                            53,510

                  Wells Fargo Advantage Variable Trust Funds 33


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT ASSET ALLOCATION FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
DEPOSITORY INSTITUTIONS (continued)
     33,856   WELLS FARGO & COMPANY(L)                             $     804,080
      7,585   WESTERN UNION COMPANY                                      187,501
      1,102   ZIONS BANCORPORATION<<                                      34,702
                                                                       7,002,205
                                                                   -------------
E-COMMERCE/SERVICES: 0.12%
      3,168   AMAZON.COM INCORPORATED+                                   232,309
                                                                   -------------
EATING & DRINKING PLACES: 0.45%
      1,435   DARDEN RESTAURANTS INCORPORATED                             45,834
     11,620   MCDONALD'S CORPORATION                                     653,276
        898   WENDY'S INTERNATIONAL INCORPORATED                          24,444
      4,856   YUM! BRANDS INCORPORATED                                   170,397
                                                                         893,951
                                                                   -------------
EDUCATIONAL SERVICES: 0.03%
      1,414   APOLLO GROUP INCORPORATED CLASS A+                          62,584
                                                                   -------------
ELECTRIC, GAS & SANITARY SERVICES: 2.59%
      6,886   AES CORPORATION+                                           132,280
      1,722   ALLEGHENY ENERGY INCORPORATED                               86,289
      3,457   ALLIED WASTE INDUSTRIES INCORPORATED+                       43,627
      2,147   AMEREN CORPORATION                                          90,668
      4,116   AMERICAN ELECTRIC POWER COMPANY INCORPORATED               165,587
      3,365   CENTERPOINT ENERGY INCORPORATED                             54,008
      2,309   CMS ENERGY CORPORATION                                      34,404
      2,794   CONSOLIDATED EDISON INCORPORATED                           109,217
      1,828   CONSTELLATION ENERGY GROUP INCORPORATED                    150,079
      5,925   DOMINION RESOURCES INCORPORATED                            281,378
      1,672   DTE ENERGY COMPANY<<                                        70,960
     12,963   DUKE ENERGY CORPORATION                                    225,297
      5,093   DYNEGY INCORPORATED CLASS A+                                43,545
      3,339   EDISON INTERNATIONAL                                       171,558
      7,199   EL PASO CORPORATION                                        156,506
      1,963   ENTERGY CORPORATION                                        236,502
      6,724   EXELON CORPORATION                                         604,891
      3,124   FIRSTENERGY CORPORATION                                    257,199
      4,183   FPL GROUP INCORPORATED                                     274,321
        783   INTEGRYS ENERGY GROUP INCORPORATED                          39,800
        462   NICOR INCORPORATED                                          19,677
      2,810   NISOURCE INCORPORATED                                       50,355
      2,064   PEPCO HOLDINGS INCORPORATED                                 52,942
      3,662   PG&E CORPORATION                                           145,345
      1,031   PINNACLE WEST CAPITAL CORPORATION                           31,724
      3,824   PPL CORPORATION                                            199,880
      2,678   PROGRESS ENERGY INCORPORATED                               112,021
      5,212   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED               239,387
      1,776   QUESTAR CORPORATION                                        126,167
      2,566   SEMPRA ENERGY                                              144,851
      6,488   SPECTRA ENERGY CORPORATION                                 186,465
      2,160   TECO ENERGY INCORPORATED                                    46,418
      7,864   THE SOUTHERN COMPANY                                       274,611
      5,030   WASTE MANAGEMENT INCORPORATED                              189,681
      4,416   XCEL ENERGY INCORPORATED                                    88,629
                                                                       5,136,269
                                                                   -------------

                  34 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT ASSET ALLOCATION FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT: 3.81%
      6,218   ADVANCED MICRO DEVICES INCORPORATED+<<               $      36,251
      3,073   ALTERA CORPORATION                                          63,611
      2,974   ANALOG DEVICES INCORPORATED                                 94,484
      4,585   BROADCOM CORPORATION CLASS A+                              125,125
        924   CIENA CORPORATION+<<                                        21,409
     60,555   CISCO SYSTEMS INCORPORATED+                              1,408,509
      1,783   COOPER INDUSTRIES LIMITED CLASS A                           70,429
      8,003   EMERSON ELECTRIC COMPANY                                   395,748
    102,178   GENERAL ELECTRIC COMPANY                                 2,727,131
        596   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                24,668
      2,144   JABIL CIRCUIT INCORPORATED                                  35,183
      2,356   JDS UNIPHASE CORPORATION+                                   26,764
      1,743   KLA-TENCOR CORPORATION                                      70,958
      1,257   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                   114,224
      2,274   LINEAR TECHNOLOGY CORPORATION<<                             74,064
      6,534   LSI LOGIC CORPORATION+                                      40,119
      2,334   MEMC ELECTRONIC MATERIALS INCORPORATED+                    143,634
      1,896   MICROCHIP TECHNOLOGY INCORPORATED<<                         57,904
      7,799   MICRON TECHNOLOGY INCORPORATED                              46,794
      1,427   MOLEX INCORPORATED                                          34,833
     23,119   MOTOROLA INCORPORATED                                      169,693
      2,212   NATIONAL SEMICONDUCTOR CORPORATION                          45,434
      3,521   NETAPP INCORPORATED+                                        76,265
      1,023   NOVELLUS SYSTEMS INCORPORATED+<<                            21,677
      5,686   NVIDIA CORPORATION+                                        106,442
      1,358   QLOGIC CORPORATION+<<                                       19,813
     16,593   QUALCOMM INCORPORATED                                      736,231
      1,647   ROCKWELL COLLINS INCORPORATED                               78,990
      4,074   TELLABS INCORPORATED+                                       18,944
     13,559   TEXAS INSTRUMENTS INCORPORATED                             381,821
      4,900   TYCO ELECTRONICS LIMITED                                   175,518
        770   WHIRLPOOL CORPORATION                                       47,532
      2,862   XILINX INCORPORATED<<                                       72,266
                                                                       7,562,468
                                                                   -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
RELATED SERVICES: 0.22%
        909   FLUOR CORPORATION                                          169,147
      1,248   JACOBS ENGINEERING GROUP INCORPORATED+                     100,714
      2,082   MOODY'S CORPORATION<<                                       71,704
      3,287   PAYCHEX INCORPORATED                                       102,817
                                                                         444,382
                                                                   -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
TRANSPORTATION EQUIPMENT: 0.19%
      1,002   BALL CORPORATION                                            47,835
      1,575   FORTUNE BRANDS INCORPORATED                                 98,296
      4,072   ILLINOIS TOOL WORKS INCORPORATED                           193,461
        590   SNAP-ON INCORPORATED                                        30,686
                                                                         370,278
                                                                   -------------
FINANCIAL SERVICES: 0.02%
      1,501   JANUS CAPITAL GROUP INCORPORATED                            39,731
                                                                   -------------
FOOD & KINDRED PRODUCTS: 2.27%
      7,309   ANHEUSER-BUSCH COMPANIES INCORPORATED                      454,035
      6,601   ARCHER DANIELS MIDLAND COMPANY                             222,784

                 Wells Fargo Advantage Variable Trust Funds 35


              Portfolio of Investments--June 30, 2008 (Unaudited)

VT ASSET ALLOCATION FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
FOOD & KINDRED PRODUCTS (continued)
      2,208   CAMPBELL SOUP COMPANY                                $      73,880
      2,949   COCA-COLA ENTERPRISES INCORPORATED                          51,018
      4,998   CONAGRA FOODS INCORPORATED                                  96,361
      2,003   CONSTELLATION BRANDS INCORPORATED CLASS A+                  39,780
      3,434   GENERAL MILLS INCORPORATED                                 208,684
      3,230   H.J. HEINZ COMPANY                                         154,556
      1,159   HERCULES INCORPORATED                                       19,622
      2,601   KELLOGG COMPANY                                            124,900
     15,542   KRAFT FOODS INCORPORATED CLASS A                           442,166
      1,314   MCCORMICK & COMPANY INCORPORATED                            46,857
      1,434   MOLSON COORS BREWING COMPANY                                77,909
      1,387   PEPSI BOTTLING GROUP INCORPORATED                           38,725
     16,259   PEPSICO INCORPORATED                                     1,033,910
      7,240   SARA LEE CORPORATION                                        88,690
     20,478   THE COCA-COLA COMPANY                                    1,064,446
      1,722   THE HERSHEY COMPANY<<                                       56,447
      2,802   TYSON FOODS INCORPORATED CLASS A                            41,862
      2,200   WM. WRIGLEY JR. COMPANY                                    171,116
                                                                       4,507,748
                                                                   -------------
FOOD STORES: 0.24%
      6,782   KROGER COMPANY                                             195,796
      4,490   SAFEWAY INCORPORATED                                       128,190
      7,462   STARBUCKS CORPORATION+                                     117,452
      1,437   WHOLE FOODS MARKET INCORPORATED                             34,043
                                                                         475,481
                                                                   -------------
FORESTRY: 0.06%
      2,165   WEYERHAEUSER COMPANY                                       110,718
                                                                   -------------
FURNITURE & FIXTURES: 0.07%
      1,705   LEGGETT & PLATT INCORPORATED                                28,593
      3,707   MASCO CORPORATION<<                                         58,311
      2,838   NEWELL RUBBERMAID INCORPORATED                              47,650
                                                                         134,554
                                                                   -------------
GENERAL MERCHANDISE STORES: 1.07%
        836   BIG LOTS INCORPORATED+                                      26,117
      1,432   FAMILY DOLLAR STORES INCORPORATED                           28,554
      2,276   JCPENNEY COMPANY INCORPORATED                               82,596
      4,311   MACY'S INCORPORATED<<                                       83,720
        717   SEARS HOLDINGS CORPORATION+<<                               52,814
      7,980   TARGET CORPORATION                                         370,990
      4,353   TJX COMPANIES INCORPORATED                                 136,989
     23,852   WAL-MART STORES INCORPORATED                             1,340,482
                                                                       2,122,262
                                                                   -------------
HEALTH SERVICES: 0.16%
      3,658   CARDINAL HEALTH INCORPORATED                               188,680
      1,140   LABORATORY CORPORATION OF AMERICA HOLDINGS+                 79,378
      4,911   TENET HEALTHCARE CORPORATION+<<                             27,305
      1,070   WATSON PHARMACEUTICALS INCORPORATED+                        29,072
                                                                         324,435
                                                                   -------------

                  36 Wells Fargo Advantage Variable Trust Funds


              Portfolio of Investments--June 30, 2008 (Unaudited)

VT ASSET ALLOCATION FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
HOLDING & OTHER INVESTMENT OFFICES: 0.68%
        919   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A    $      31,301
        789   AVALONBAY COMMUNITIES INCORPORATED                          70,347
      1,227   BOSTON PROPERTIES INCORPORATED                             110,700
      1,227   DEVELOPERS DIVERSIFIED REALTY CORPORATION                   42,589
      2,773   EQUITY RESIDENTIAL                                         106,123
      2,742   GENERAL GROWTH PROPERTIES INCORPORATED                      96,052
      2,407   HCP INCORPORATED<<                                          76,567
      5,353   HOST HOTELS & RESORTS INCORPORATED                          73,068
      2,600   KIMCO REALTY CORPORATION                                    89,752
      1,754   PLUM CREEK TIMBER COMPANY                                   74,913
      2,687   PROLOGIS                                                   146,038
      1,265   PUBLIC STORAGE INCORPORATED                                102,199
      2,304   SIMON PROPERTY GROUP INCORPORATED<<                        207,107
      1,385   VORNADO REALTY TRUST<<                                     121,880
                                                                       1,348,636
                                                                   -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.11%
      2,654   BED BATH & BEYOND INCORPORATED+                             74,577
      3,546   BEST BUY COMPANY INCORPORATED                              140,422
                                                                         214,999
                                                                   -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.10%
      3,080   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                 80,819
      1,913   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED            76,654
      1,813   WYNDHAM WORLDWIDE CORPORATION                               32,471
                                                                         189,944
                                                                   -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.00%
      7,219   3M COMPANY                                                 502,370
      9,037   APPLE INCORPORATED+                                      1,513,155
     13,895   APPLIED MATERIALS INCORPORATED                             265,256
      3,157   BAKER HUGHES INCORPORATED                                  275,732
        626   BLACK & DECKER CORPORATION                                  36,001
      2,221   CAMERON INTERNATIONAL CORPORATION+                         122,932
      6,302   CATERPILLAR INCORPORATED                                   465,214
      2,082   CUMMINS INCORPORATED                                       136,413
      4,417   DEERE & COMPANY                                            318,598
     20,717   DELL INCORPORATED+                                         453,288
      1,941   DOVER CORPORATION                                           93,886
      1,687   EATON CORPORATION                                          143,344
     21,191   EMC CORPORATION                                            311,296
      1,657   GAMESTOP CORPORATION CLASS A+                               66,943
     25,281   HEWLETT-PACKARD COMPANY                                  1,117,673
      3,257   INGERSOLL-RAND COMPANY LIMITED CLASS A                     121,910
     58,719   INTEL CORPORATION                                        1,261,284
     14,079   INTERNATIONAL BUSINESS MACHINES CORPORATION              1,668,784
        975   LEXMARK INTERNATIONAL INCORPORATED+                         32,594
      1,332   MANITOWOC COMPANY INCORPORATED                              43,330
      4,256   NATIONAL OILWELL VARCO INCORPORATED+                       377,592
      1,228   PALL CORPORATION                                            48,727
      1,719   PARKER HANNIFIN CORPORATION                                122,599
      2,127   PITNEY BOWES INCORPORATED                                   72,531
      2,303   SANDISK CORPORATION+<<                                      43,066
      2,059   SMITH INTERNATIONAL INCORPORATED                           171,185
        803   STANLEY WORKS                                               35,998

                 Wells Fargo Advantage Variable Trust Funds 37


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT ASSET ALLOCATION FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      1,842   TERADATA CORPORATION+                                $      42,624
      1,028   TEREX CORPORATION                                           52,808
                                                                       9,917,133
                                                                   -------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.21%
      3,062   AON CORPORATION                                            140,668
      1,734   HUMANA INCORPORATED+                                        68,961
      5,244   MARSH & MCLENNAN COMPANIES INCORPORATED                    139,228
      3,550   UNUMPROVIDENT CORPORATION                                   72,598
                                                                         421,455
                                                                   -------------
INSURANCE CARRIERS: 2.35%
      3,412   ACE LIMITED                                                187,967
      4,969   AETNA INCORPORATED                                         201,394
      4,872   AFLAC INCORPORATED                                         305,962
      5,646   ALLSTATE CORPORATION                                       257,401
     27,563   AMERICAN INTERNATIONAL GROUP INCORPORATED                  729,317
        981   ASSURANT INCORPORATED                                       64,707
      3,746   CHUBB CORPORATION                                          183,591
      2,878   CIGNA CORPORATION                                          101,852
      1,672   CINCINNATI FINANCIAL CORPORATION                            42,469
      4,437   GENWORTH FINANCIAL INCORPORATED                             79,023
      3,226   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED             208,303
      1,813   LEUCADIA NATIONAL CORPORATION                               85,102
      2,658   LINCOLN NATIONAL CORPORATION                               120,461
      3,711   LOEWS CORPORATION                                          174,046
      2,175   MBIA INCORPORATED<<                                          9,548
      7,281   METLIFE INCORPORATED                                       384,218
      1,282   MGIC INVESTMENT CORPORATION<<                                7,833
      2,654   PRINCIPAL FINANCIAL GROUP INCORPORATED                     111,388
      4,469   PRUDENTIAL FINANCIAL INCORPORATED                          266,978
        921   SAFECO CORPORATION                                          61,854
      6,945   THE PROGRESSIVE CORPORATION                                130,010
      6,198   THE TRAVELERS COMPANIES INCORPORATED                       268,993
        920   TORCHMARK CORPORATION                                       53,958
     12,595   UNITEDHEALTH GROUP INCORPORATED                            330,619
      5,394   WELLPOINT INCORPORATED+                                    257,078
      1,835   XL CAPITAL LIMITED CLASS A                                  37,728
                                                                       4,661,800
                                                                   -------------
LEATHER & LEATHER PRODUCTS: 0.05%
      3,498   COACH INCORPORATED+                                        101,022
                                                                   -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS: 0.97%
      3,691   AGILENT TECHNOLOGIES INCORPORATED+                         131,178
      1,729   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                57,887
      2,501   BECTON DICKINSON & COMPANY                                 203,331
     13,804   BOSTON SCIENTIFIC CORPORATION+                             169,651
      1,017   C.R. BARD INCORPORATED<<                                    89,445
      5,121   COVIDIEN LIMITED                                           245,245
      2,611   DANAHER CORPORATION                                        201,830
      2,954   EASTMAN KODAK COMPANY                                       42,626
        564   MILLIPORE CORPORATION+                                      38,273
      1,213   PERKINELMER INCORPORATED                                    33,782
      1,617   QUEST DIAGNOSTICS INCORPORATED                              78,376

                 38 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT ASSET ALLOCATION FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (continued)
      4,336   RAYTHEON COMPANY                                     $     244,030
      1,504   ROCKWELL AUTOMATION INCORPORATED                            65,770
      1,758   TERADYNE INCORPORATED+                                      19,461
      4,287   THERMO FISHER SCIENTIFIC INCORPORATED+                     238,915
      1,026   WATERS CORPORATION+                                         66,177
                                                                       1,925,977
                                                                   -------------
MEDICAL EQUIPMENT & SUPPLIES: 0.46%
        396   INTUITIVE SURGICAL INCORPORATED+                           106,682
     11,512   MEDTRONIC INCORPORATED                                     595,746
      3,473   ST. JUDE MEDICAL INCORPORATED+                             141,976
      1,287   VARIAN MEDICAL SYSTEMS INCORPORATED+<<                      66,731
                                                                         911,135
                                                                   -------------
MEDICAL MANAGEMENT SERVICES: 0.23%
      1,554   COVENTRY HEALTH CARE INCORPORATED+                          47,273
      2,574   EXPRESS SCRIPTS INCORPORATED+                              161,441
      5,193   MEDCO HEALTH SOLUTIONS INCORPORATED+                       245,110
                                                                         453,824
                                                                   -------------
MEDICAL PRODUCTS: 0.87%
      3,152   ALLERGAN INCORPORATED                                      164,062
      6,431   BAXTER INTERNATIONAL INCORPORATED                          411,198
     22,004   MERCK & COMPANY INCORPORATED                               829,331
      2,448   STRYKER CORPORATION                                        153,930
      2,373   ZIMMER HOLDINGS INCORPORATED+                              161,483
                                                                       1,720,004
                                                                   -------------
METAL MINING: 0.35%
      3,928   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B        460,322
      4,654   NEWMONT MINING CORPORATION<<                               242,753
                                                                         703,075
                                                                   -------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.03%
      1,121   VULCAN MATERIALS COMPANY<<                                  67,013
                                                                   -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.18%
      1,421   HASBRO INCORPORATED<<                                       50,758
      3,710   MATTEL INCORPORATED                                         63,515
      1,291   TIFFANY & COMPANY                                           52,608
      4,944   TYCO INTERNATIONAL LIMITED                                 197,938
                                                                         364,819
                                                                   -------------
MISCELLANEOUS RETAIL: 0.73%
      4,441   COSTCO WHOLESALE CORPORATION                               311,492
     14,652   CVS CAREMARK CORPORATION                                   579,780
        586   DILLARD'S INCORPORATED CLASS A                               6,780
      2,799   OFFICE DEPOT INCORPORATED+                                  30,621
      1,344   RADIOSHACK CORPORATION                                      16,491
      7,197   STAPLES INCORPORATED                                       170,929
     10,153   WALGREEN COMPANY                                           330,074
                                                                       1,446,167
                                                                   -------------

                 Wells Fargo Advantage Variable Trust Funds 39


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT ASSET ALLOCATION FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
MOTION PICTURES: 0.76%
     23,608   NEWS CORPORATION CLASS A                             $     355,064
     36,682   TIME WARNER INCORPORATED                                   542,894
     19,530   WALT DISNEY COMPANY                                        609,336
                                                                       1,507,294
                                                                   -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.45%
      3,178   FEDEX CORPORATION                                          250,395
     10,465   UNITED PARCEL SERVICE INCORPORATED CLASS B                 643,284
                                                                         893,679
                                                                   -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.59%
      2,079   AMERICAN CAPITAL STRATEGIES LIMITED<<                       49,418
     11,875   AMERICAN EXPRESS COMPANY                                   447,331
      3,846   CAPITAL ONE FINANCIAL CORPORATION<<                        146,186
      2,897   CIT GROUP INCORPORATED                                      19,729
      5,980   COUNTRYWIDE FINANCIAL CORPORATION<<                         25,415
      4,913   DISCOVER FINANCIAL SERVICES                                 64,704
     10,910   FANNIE MAE                                                 212,854
      6,629   FREDDIE MAC                                                108,716
      4,785   SLM CORPORATION+                                            92,590
                                                                       1,166,943
                                                                   -------------
OFFICE EQUIPMENT: 0.06%
      9,217   XEROX CORPORATION                                          124,983
                                                                   -------------
OIL & GAS EXTRACTION: 3.47%
      4,798   ANADARKO PETROLEUM CORPORATION                             359,082
      3,419   APACHE CORPORATION                                         475,241
      3,012   BJ SERVICES COMPANY                                         96,203
      1,002   CABOT OIL & GAS CORPORATION                                 67,865
      4,930   CHESAPEAKE ENERGY CORPORATION                              325,183
      4,573   DEVON ENERGY CORPORATION                                   549,492
      1,479   ENSCO INTERNATIONAL INCORPORATED                           119,414
      2,545   EOG RESOURCES INCORPORATED                                 333,904
      8,942   HALLIBURTON COMPANY                                        474,552
      2,885   NABORS INDUSTRIES LIMITED+                                 142,029
      2,755   NOBLE CORPORATION                                          178,965
      1,765   NOBLE ENERGY INCORPORATED                                  177,488
      8,413   OCCIDENTAL PETROLEUM CORPORATION                           755,992
      1,583   RANGE RESOURCES CORPORATION                                103,750
      1,154   ROWAN COMPANIES INCORPORATED                                53,950
     12,230   SCHLUMBERGER LIMITED                                     1,313,869
      3,505   SOUTHWESTERN ENERGY COMPANY+                               166,873
      3,268   TRANSOCEAN INCORPORATED+                                   498,011
      6,966   WEATHERFORD INTERNATIONAL LIMITED+                         345,444
      5,235   XTO ENERGY INCORPORATED                                    358,650
                                                                       6,895,957
                                                                   -------------
PAPER & ALLIED PRODUCTS: 0.10%
      1,021   BEMIS COMPANY INCORPORATED                                  22,891
      4,383   INTERNATIONAL PAPER COMPANY                                102,124
      1,780   MEADWESTVACO CORPORATION                                    42,435
      1,340   PACTIV CORPORATION+                                         28,448
                                                                         195,898
                                                                   -------------

                  40 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT ASSET ALLOCATION FUND

  SHARES      SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
PERSONAL SERVICES: 0.05%
      1,339   CINTAS CORPORATION                                   $      35,497
      3,335   H & R BLOCK INCORPORATED                                    71,369
                                                                         106,866
                                                                   -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.85%
        574   ASHLAND INCORPORATED                                        27,667
     21,203   CHEVRON CORPORATION                                      2,101,853
     15,812   CONOCOPHILLIPS                                           1,492,495
     54,164   EXXON MOBIL CORPORATION                                  4,773,473
      2,880   HESS CORPORATION                                           363,427
      7,257   MARATHON OIL CORPORATION                                   376,432
      1,947   MURPHY OIL CORPORATION                                     190,903
      1,197   SUNOCO INCORPORATED                                         48,706
      1,411   TESORO PETROLEUM CORPORATION<<                              27,895
      5,417   VALERO ENERGY CORPORATION                                  223,072
                                                                       9,625,923
                                                                   -------------
PIPELINES: 0.12%
      5,990   THE WILLIAMS COMPANIES INCORPORATED                        241,457
                                                                   -------------
PRIMARY METAL INDUSTRIES: 0.53%
      1,148   AK STEEL HOLDING CORPORATION                                79,212
      8,355   ALCOA INCORPORATED                                         297,605
      1,036   ALLEGHENY TECHNOLOGIES INCORPORATED                         61,414
      3,214   NUCOR CORPORATION                                          239,989
      1,427   PRECISION CASTPARTS CORPORATION                            137,520
      1,002   TITANIUM METALS CORPORATION                                 14,018
      1,206   UNITED STATES STEEL CORPORATION                            222,845
                                                                       1,052,603
                                                                   -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.35%
      6,981   CBS CORPORATION CLASS B                                    136,060
        920   E.W. SCRIPPS COMPANY CLASS A                                38,217
      2,344   GANNETT COMPANY INCORPORATED                                50,794
      3,293   MCGRAW-HILL COMPANIES INCORPORATED                         132,115
        379   MEREDITH CORPORATION<<                                      10,722
      1,473   NEW YORK TIMES COMPANY CLASS A<<                            22,669
      2,176   RR DONNELLEY & SONS COMPANY                                 64,605
      6,486   VIACOM INCORPORATED CLASS B+<<                             198,082
         59   WASHINGTON POST COMPANY CLASS B                             34,627
                                                                         687,891
                                                                   -------------
RAILROAD TRANSPORTATION: 0.61%
      3,005   BURLINGTON NORTHERN SANTA FE CORPORATION                   300,169
      4,150   CSX CORPORATION                                            260,662
      3,851   NORFOLK SOUTHERN CORPORATION                               241,342
      5,297   UNION PACIFIC CORPORATION                                  399,924
                                                                       1,202,097
                                                                   -------------
REAL ESTATE: 0.02%
      1,782   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+<<              34,214
                                                                   -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.04%
      1,641   SEALED AIR CORPORATION                                      31,195
      2,466   THE GOODYEAR TIRE & RUBBER COMPANY+                         43,969
                                                                          75,164
                                                                   -------------

                  Wells Fargo Advantage Variable Trust Funds 41


              Portfolio of Investments--June 30, 2008 (Unaudited)

VT ASSET ALLOCATION FUND

SHARES        SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.36%
      2,277   AMERIPRISE FINANCIAL INCORPORATED                    $      92,606
      9,519   CHARLES SCHWAB CORPORATION                                 195,520
        558   CME GROUP INCORPORATED                                     213,820
      4,849   E*TRADE FINANCIAL CORPORATION+<<                            15,226
        888   FEDERATED INVESTORS INCORPORATED CLASS B                    30,565
      1,599   FRANKLIN RESOURCES INCORPORATED                            146,548
      4,041   GOLDMAN SACHS GROUP INCORPORATED                           706,771
        723   INTERCONTINENTAL EXCHANGE INCORPORATED+                     82,422
      1,446   LEGG MASON INCORPORATED                                     63,002
      7,141   LEHMAN BROTHERS HOLDINGS INCORPORATED<<                    141,463
     10,100   MERRILL LYNCH & COMPANY INCORPORATED                       320,271
     11,349   MORGAN STANLEY                                             409,358
      2,716   NYSE EURONEXT INCORPORATED                                 137,593
      2,662   T. ROWE PRICE GROUP INCORPORATED                           150,323
                                                                       2,705,488
                                                                   -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.19%
     16,144   CORNING INCORPORATED                                       372,119
                                                                   -------------
TOBACCO PRODUCTS: 0.90%
     21,469   ALTRIA GROUP INCORPORATED                                  441,403
      1,782   LORILLARD INCORPORATED+                                    123,243
     21,623   PHILIP MORRIS INTERNATIONAL                              1,067,960
      1,755   REYNOLDS AMERICAN INCORPORATED                              81,906
      1,515   UST INCORPORATED                                            82,734
                                                                       1,797,246
                                                                   -------------
TRANSPORTATION BY AIR: 0.05%
      7,501   SOUTHWEST AIRLINES COMPANY                                  97,813
                                                                   -------------
TRANSPORTATION EQUIPMENT: 1.71%
      7,703   BOEING COMPANY                                             506,241
     22,983   FORD MOTOR COMPANY+<<                                      110,548
      4,085   GENERAL DYNAMICS CORPORATION                               343,957
      5,803   GENERAL MOTORS CORPORATION<<                                66,735
      1,679   GENUINE PARTS COMPANY                                       66,623
      1,282   GOODRICH CORPORATION                                        60,844
      2,425   HARLEY-DAVIDSON INCORPORATED                                87,931
      7,601   HONEYWELL INTERNATIONAL INCORPORATED                       382,178
      1,862   ITT CORPORATION                                            117,920
      6,083   JOHNSON CONTROLS INCORPORATED                              174,460
      3,462   LOCKHEED MARTIN CORPORATION                                341,561
      3,506   NORTHROP GRUMMAN CORPORATION                               234,551
      3,743   PACCAR INCORPORATED                                        156,570
      2,555   TEXTRON INCORPORATED                                       122,461
      9,976   UNITED TECHNOLOGIES CORPORATION                            615,519
                                                                       3,388,099
                                                                   -------------
TRANSPORTATION SERVICES: 0.10%
      1,749   C.H. ROBINSON WORLDWIDE INCORPORATED                        95,915
      2,186   EXPEDITORS INTERNATIONAL OF WASHINGTON
                 INCORPORATED                                             93,998
                                                                         189,913
                                                                   -------------

                  42 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT ASSET ALLOCATION FUND

SHARES        SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
TRAVEL & RECREATION: 0.09%
      4,477   CARNIVAL CORPORATION                                 $     147,562
      2,142   EXPEDIA INCORPORATED+                                       39,370
                                                                         186,932
                                                                   -------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.40%
      1,650   AMERISOURCEBERGEN CORPORATION                               65,984
        864   BROWN-FORMAN CORPORATION CLASS B                            65,292
      1,557   DEAN FOODS COMPANY+<<                                       30,548
      2,842   MCKESSON CORPORATION                                       158,896
      3,889   NIKE INCORPORATED CLASS B                                  231,823
      2,176   SUPERVALU INCORPORATED                                      67,217
      6,157   SYSCO CORPORATION                                          169,379
                                                                         789,139
                                                                   -------------
WHOLESALE TRADE-DURABLE GOODS: 0.18%
      4,289   KIMBERLY-CLARK CORPORATION                                 256,396
      1,325   PATTERSON COMPANIES INCORPORATED+                           38,942
        666   W.W. GRAINGER INCORPORATED                                  54,486
                                                                         349,824
                                                                   -------------
TOTAL COMMON STOCKS (COST $ 107,470,683)                             114,497,837
                                                                   -------------

                                           INTEREST    MATURITY
 PRINCIPAL                                   RATE        DATE
-----------                                --------   ----------
US TREASURY SECURITIES: 37.06%
US TREASURY BONDS: 37.06%
$ 4,941,000   US TREASURY BOND<<             5.50%    08/15/2028       5,514,235
  4,623,000   US TREASURY BOND<<             5.25     11/15/2028       5,011,258
  4,847,000   US TREASURY BOND<<             5.25     02/15/2029       5,258,617
  4,528,000   US TREASURY BOND<<             6.13     08/15/2029       5,461,547
  7,339,000   US TREASURY BOND<<             6.25     05/15/2030       9,033,274
  7,515,000   US TREASURY BOND<<             5.38     02/15/2031       8,349,871
 12,007,000   US TREASURY BOND<<             4.50     02/15/2036      11,921,642
  7,006,000   US TREASURY BOND<<             4.75     02/15/2037       7,234,788
  7,406,000   US TREASURY BOND<<             5.00     05/15/2037       7,959,139
  8,003,000   US TREASURY BOND<<             4.38     02/15/2038       7,800,428
                                                                      73,544,799
                                                                   -------------
TOTAL US TREASURY SECURITIES (COST $ 72,594,469)                      73,544,799
                                                                   -------------

  SHARES
-----------
COLLATERAL FOR SECURITIES LENDING: 40.06%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.80%
  1,885,579   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                1,885,579
  1,885,579   DAILY ASSETS FUND INSTITUTIONAL                          1,885,579
  1,885,579   DREYFUS CASH MANAGEMENT FUND                             1,885,579
  1,885,579   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND          1,885,579
                                                                       7,542,316
                                                                   -------------

                 Wells Fargo Advantage Variable Trust Funds 43


              Portfolio of Investments--June 30, 2008 (Unaudited)

VT ASSET ALLOCATION FUND

                                           INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                  RATE        DATE          VALUE
-----------   -------------                --------   ----------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 36.26%
$13,597,927   BANK OF AMERICA REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE
              $13,598,928)                   2.65%    07/01/2008   $  13,597,927
    906,528   BANK OF AMERICA REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (Maturity Value $ 906,585)     2.25     07/01/2008         906,528
  2,103,146   BANK OF IRELAND                3.30     07/01/2008       2,103,146
  2,030,624   BANK OF IRELAND                3.75     07/01/2008       2,030,624
  1,994,363   BARCLAYS REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE
              $1,994,488)                    2.25     07/01/2008       1,994,363
  1,813,057   BASF FINANCE EUROPE
              NV+++/-                        2.81     10/17/2008       1,811,695
    843,354   CHEYNE FINANCE LLC++####
              (i)(a)+/-                      6.40     02/25/2008         607,215
 13,960,539   CITIGROUP REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE
              $13,961,547)                   2.60     07/01/2008      13,960,539
  2,175,668   CREDIT SUISSE FIRST BOSTON
              REPURCHASE AGREEMENT -
              102% COLLATERALIZED BY
              MONEY MARKET SECURITIES
              (MATURITY VALUE
              $2,175,849)                    3.00     07/01/2008       2,175,668
  7,324,750   DEUTSCHE BANK REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE
              $7,325,299)                    2.70     07/01/2008       7,324,750
    543,917   ELYSIAN FUNDING LLC++          2.70     07/01/2008         543,917
    615,714   ERASMUS CAPITAL
              CORPORATION++                  2.62     07/01/2008         615,714
    226,958   GOLDMAN SACHS & COMPANY
              REPURCHASE AGREEMENT -
              102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $226,973)      2.40     07/01/2008         226,958
  1,269,140   ING (USA) ANNUITY & LIFE
              INSURANCE COMPANY(i)+/-        2.55     10/16/2008       1,269,140
  2,248,191   JPMORGAN CHASE REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY MONEY
              MARKET SECURITIES
              (MATURITY VALUE
              $2,248,385)                    3.10     07/01/2008       2,248,191
  5,801,782   JPMORGAN CHASE REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE
              $5,802,225)                    2.75     07/01/2008       5,801,782
  2,175,668   LEHMAN BROTHERS REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY MONEY
              MARKET SECURITIES
              (MATURITY VALUE
              $2,175,855)                    3.10     07/01/2008       2,175,668
    906,528   MAZARIN FUNDING
              CORPORATION+++/-               2.57     08/04/2008         905,361
    906,528   METLIFE GLOBAL FUNDING
              I+++/-                         2.48     10/21/2008         906,400
    557,515   MORGAN STANLEY+/-              2.60     10/15/2008         557,096
    906,528   NATEXIS BANQUES
              POPULAIRES+++/-                2.73     09/08/2008         906,341
    217,567   PALISADES INSURANCE
              COMPANY                        3.05     07/02/2008         217,548
    645,448   PREMIUM ASSET
              TRUST++(i)+/-                  2.86     07/15/2008         645,294
    942,790   SHEFFIELD RECEIVABLES
              CORPORATION++                  3.00     07/07/2008         942,318
  1,450,446   STANFIELD VICTORIA FUNDING
              LLC++####(i)(a)+/-             5.73     04/03/2008       1,189,365
    290,089   THAMES ASSET GLOBAL
              SECURITIZATION #1
              INCORPORATED++                 3.00     07/07/2008         289,944
  3,626,114   TRANSAMERICA OCCIDENTAL
              LIFE INSURANCE(i)+/-           2.70     10/31/2008       3,626,114
    906,528   UNICREDITO ITALIANO BANK
              (IRELAND) SERIES LIB+++/-      2.48     10/08/2008         906,243
    906,528   VICTORIA FINANCE
              LLC++####(i)(a)+/-             2.55     08/07/2008         743,353
    906,528   VICTORIA FINANCE
              LLC++####(i)(a)+/-             5.56     05/02/2008         743,353
                                                                      71,972,555
                                                                   -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $80,350,891)            79,514,871
                                                                   -------------

  SHARES
-----------
SHORT-TERM INVESTMENTS: 5.16%
MUTUAL FUNDS: 2.93%
  5,811,047   WELLS FARGO ADVANTAGE
              MONEY MARKET TRUST~+++                                   5,811,047
                                                                   -------------

                 44 Wells Fargo Advantage Variable Trust Funds


              Portfolio of Investments--June 30, 2008 (Unaudited)

VT ASSET ALLOCATION FUND

                                           INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                  RATE        DATE          VALUE
-----------   -------------                --------   ----------   -------------
US TREASURY BILLS: 2.23%
$    35,000   US TREASURY BILL###            1.08%    08/07/2008   $      34,936
     50,000   US TREASURY BILL###            1.24     08/07/2008          49,909
     10,000   US TREASURY BILL###            1.38     08/07/2008           9,982
     50,000   US TREASURY BILL###            1.42     08/07/2008          49,909
     15,000   US TREASURY BILL###            1.80     08/07/2008          14,973
  2,975,000   US TREASURY BILL###            2.06     08/07/2008       2,969,593
  1,270,000   US TREASURY BILL###            1.74     11/06/2008       1,261,095
     10,000   US TREASURY BILL###            1.90     11/06/2008           9,930
     10,000   US TREASURY BILL###            1.94     11/06/2008           9,930
     20,000   US TREASURY BILL###            2.23     11/06/2008          19,860
                                                                       4,430,117
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS (COST $ 10,241,509)                      10,241,164
                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $270,657,552)*                        139.97%                $ 277,798,671
OTHER ASSETS AND LIABILITIES, NET           (39.97)                  (79,327,048)
                                            ------                 -------------
TOTAL NET ASSETS                            100.00%                $ 198,471,623
                                            ------                 -------------

----------

+    Non-income earning securities.

<<   All or a portion of this security is on loan.

(I)  Long-term security of an affiliate of the fund with a cost of $857,764.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(i)  Illiquid security.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

+/-  Variable rate investments.

##   Zero coupon bond. Interest rate presented is yield to maturity.

#    Security pledged as collateral for futures transactions.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $5,811,047.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Variable Trust Funds 45


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT C&B LARGE CAP VALUE FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
COMMON STOCKS: 98.62%
APPAREL & ACCESSORY STORES: 1.94%
     11,753   KOHL'S CORPORATION+                                  $     470,590
                                                                   -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
   SIMILAR MATERIALS: 3.04%
     21,310   JONES APPAREL GROUP INCORPORATED                           293,013
      6,210   VF CORPORATION                                             442,028
                                                                         735,041
                                                                   -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
   OPERATIVE BUILDERS: 0.50%
        240   NVR INCORPORATED                                           120,019
                                                                   -------------
BUSINESS SERVICES: 6.54%
     24,680   MICROSOFT CORPORATION                                      678,947
     20,180   OMNICOM GROUP INCORPORATED                                 905,678
                                                                       1,584,625
                                                                   -------------
CHEMICALS & ALLIED PRODUCTS: 11.82%
     12,510   AVERY DENNISON CORPORATION                                 549,564
      7,670   AVON PRODUCTS INCORPORATED                                 276,273
     10,090   COLGATE-PALMOLIVE COMPANY                                  697,219
      6,260   HENKEL KGAA ADR                                            234,737
      8,800   HENKEL KGAA ADR PREFERRED                                  351,196
     11,690   JOHNSON & JOHNSON                                          752,135
                                                                       2,861,124
                                                                   -------------
COMMUNICATIONS: 3.03%
     24,912   VODAFONE GROUP PLC ADR                                     733,908
                                                                   -------------
DEPOSITORY INSTITUTIONS: 6.63%
     19,930   BANK OF AMERICA CORPORATION                                475,729
     12,605   JPMORGAN CHASE & COMPANY                                   432,478
     10,890   STATE STREET CORPORATION                                   696,851
                                                                       1,605,058
                                                                   -------------
EATING & DRINKING PLACES: 3.76%
     11,700   DARDEN RESTAURANTS INCORPORATED                            373,698
      9,571   MCDONALD'S CORPORATION                                     538,082
                                                                         911,780
                                                                   -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT: 6.52%
     38,040   FLEXTRONICS INTERNATIONAL LIMITED+                         357,576
     21,350   GENERAL ELECTRIC COMPANY                                   569,832
     18,830   MOLEX INCORPORATED CLASS A                                 431,395
      6,122   TYCO ELECTRONICS LIMITED                                   219,290
                                                                       1,578,093
                                                                   -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
   TRANSPORTATION EQUIPMENT: 1.99%
     10,150   ILLINOIS TOOL WORKS INCORPORATED                           482,227
                                                                   -------------
FOOD & KINDRED PRODUCTS: 3.64%
      4,250   ANHEUSER-BUSCH COMPANIES INCORPORATED                      264,010
      8,360   DIAGEO PLC ADR                                             617,553
                                                                         881,563
                                                                   -------------
GENERAL MERCHANDISE STORES: 1.63%
      7,020   WAL-MART STORES INCORPORATED                               394,524
                                                                   -------------

                  46 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT C&B LARGE CAP VALUE FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
HEALTH SERVICES: 1.55%
      7,300   CARDINAL HEALTH INCORPORATED                         $     376,534
                                                                   -------------
HOLDING & OTHER INVESTMENT OFFICES: 2.58%
        156   BERKSHIRE HATHAWAY INCORPORATED CLASS B+                   625,872
                                                                   -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 10.29%
     24,810   DELL INCORPORATED+                                         542,843
     10,600   DIEBOLD INCORPORATED                                       377,148
     13,270   DOVER CORPORATION                                          641,870
      4,880   EATON CORPORATION                                          414,654
     15,100   PITNEY BOWES INCORPORATED                                  514,910
                                                                       2,491,425
                                                                   -------------
INSURANCE AGENTS, BROKERS & SERVICE: 2.61%
     20,180   WILLIS GROUP HOLDINGS LIMITED                              633,047
                                                                   -------------
INSURANCE CARRIERS: 5.71%
     15,310   ALLSTATE CORPORATION                                       697,983
     17,710   AMERICAN INTERNATIONAL GROUP INCORPORATED                  468,607
     18,200   OLD REPUBLIC INTERNATIONAL CORPORATION                     215,488
                                                                       1,382,078
                                                                   -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS: 5.86%
      2,690   BECTON DICKINSON & COMPANY                                 218,697
     34,380   BOSTON SCIENTIFIC CORPORATION+                             422,530
     16,050   QUEST DIAGNOSTICS INCORPORATED                             777,944
                                                                       1,419,171
                                                                   -------------
MEDICAL PRODUCTS: 1.67%
      6,320   BAXTER INTERNATIONAL INCORPORATED                          404,101
                                                                   -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.96%
     11,882   TYCO INTERNATIONAL LIMITED                                 475,755
                                                                   -------------
MISCELLANEOUS RETAIL: 2.26%
     26,250   OFFICE DEPOT INCORPORATED+                                 287,175
     13,730   ZALE CORPORATION+                                          259,360
                                                                         546,535
                                                                   -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.30%
     17,980   AMERICAN EXPRESS COMPANY                                   677,307
     28,520   COUNTRYWIDE FINANCIAL CORPORATION<<                        121,210
                                                                         798,517
                                                                   -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.16%
     11,430   EXXON MOBIL CORPORATION                                  1,007,326
                                                                   -------------
PRIMARY METAL INDUSTRIES: 1.00%
      6,080   HUBBELL INCORPORATED CLASS B                               242,410
                                                                   -------------
TRAVEL & RECREATION: 1.66%
     12,190   CARNIVAL CORPORATION                                       401,782
                                                                   -------------
WHOLESALE TRADE-DURABLE GOODS: 2.97%
     12,020   KIMBERLY-CLARK CORPORATION                                 718,551
                                                                   -------------
TOTAL COMMON STOCKS (COST $26,284,944)                                23,881,656
                                                                   -------------

                  Wells Fargo Advantage Variable Trust Funds 47


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT C&B LARGE CAP VALUE FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
COLLATERAL FOR SECURITIES LENDING: 0.58%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.05%
      2,948   BLACKROCK TEMPORARY #24 MONEY MARKET FUND            $       2,948
      3,388   DAILY ASSETS FUND INSTITUTIONAL                              3,388
      3,388   DREYFUS CASH MANAGEMENT FUND                                 3,388
      3,388   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND              3,388
                                                                          13,112
                                                                   -------------

                                           INTEREST    MATURITY
 PRINCIPAL                                   RATE        DATE
-----------                                --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 0.53%
$     1,100   BANCO SANTANDER TOTTA
              LOAN+++/-                      2.48%    10/15/2008           1,099
     24,637   BANK OF AMERICA REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $24,639)       2.65     07/01/2008          24,637
        660   BANK OF AMERICA REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $660)          2.25     07/01/2008             660
      1,100   BANK OF IRELAND+++/-           2.67     10/14/2008           1,099
      2,552   BANK OF IRELAND                3.30     07/01/2008           2,552
      3,564   BANK OF IRELAND                3.75     07/01/2008           3,564
      3,080   BARCLAYS REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $3,080)        2.25     07/01/2008           3,080
      1,320   BEAGLE FUNDING LLC++           2.50     07/01/2008           1,320
      2,334   CHEYNE FINANCE
              LLC+++/-####(i)(a)             6.40     02/25/2008           1,680
      1,795   CHEYNE FINANCE
              LLC+++/-####(i)(a)             6.48     05/19/2008           1,292
     26,396   CITIGROUP REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $26,398)       2.60     07/01/2008          26,396
      3,959   CREDIT SUISSE FIRST BOSTON
              REPURCHASE AGREEMENT -
              102% COLLATERALIZED BY
              MONEY MARKET SECURITIES
              (MATURITY VALUE $3,959)        3.00     07/01/2008           3,959
     15,398   DEUTSCHE BANK REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED
              SECURITIES (MATURITY VALUE
              $15,399)                       2.70     07/01/2008          15,398
        660   ELYSIAN FUNDING LLC++          2.70     07/01/2008             660
        596   GOLDMAN SACHS & COMPANY
              REPURCHASE AGREEMENT -
              102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $596)          2.40     07/01/2008             596
      2,860   ING (USA) ANNUITY & LIFE
              INSURANCE COMPANY+/-(i)        2.55     10/16/2008           2,860
      4,047   JPMORGAN CHASE REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY MONEY
              MARKET SECURITIES
              (MATURITY VALUE $4,047)        3.10     07/01/2008           4,047
      6,819   JPMORGAN CHASE REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $6,820)        2.75     07/01/2008           6,819
      3,959   LEHMAN BROTHERS REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY MONEY
              MARKET SECURITIES
              (MATURITY VALUE $3,959)        3.10     07/01/2008           3,959
      2,200   LINKS FINANCE LLC+++/-         2.58     08/15/2008           2,195
      3,300   MAZARIN FUNDING
              CORPORATION+++/-               2.57     08/04/2008           3,295
        203   MORGAN STANLEY+/-              2.60     10/15/2008             203
      2,200   NORTHERN ROCK PLC+++/-         2.49     10/03/2008           2,193
        440   PALISADES INSURANCE
              COMPANY                        3.05     07/02/2008             440
      1,804   SHEFFIELD RECEIVABLES
              CORPORATION++                  3.00     07/07/2008           1,803
      1,364   STANFIELD VICTORIA FUNDING
              LLC+++/-####(i)(a)             5.73     04/03/2008           1,118
      2,200   STANFIELD VICTORIA FUNDING
              LLC+++/-####(i)(a)             5.95     02/15/2008           1,804
        572   THAMES ASSET GLOBAL
              SECURITIZATION #1
              INCORPORATED++                 3.00     07/07/2008             572
      1,100   TICONDEROGA FUNDING
              LIMITED++                      2.43     07/02/2008           1,100
      1,100   UNICREDITO ITALIANO BANK
              (IRELAND)+++/-                 2.50     10/14/2008           1,099
      1,100   UNICREDITO ITALIANO BANK
              (IRELAND) SERIES LIB+++/-      2.48     10/08/2008           1,100
      1,100   VICTORIA FINANCE
              LLC+++/-####(i)(a)             2.55     08/07/2008             902
      1,892   VICTORIA FINANCE
              LLC+++/-####(i)(a)             2.83     07/28/2008           1,551
      2,200   WHITE PINE FINANCE
              LLC+++/-####(i)(a)             5.43     02/22/2008           2,016
                                                                         127,068
                                                                   -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $151,840)                  140,180
                                                                   -------------

                  48 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT C&B LARGE CAP VALUE FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
SHORT-TERM INVESTMENTS: 1.06%
    255,903   WELLS FARGO ADVANTAGE MONEY MARKET Trust~+++         $     255,903
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS (COST $255,903)                             255,903
                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $26,692,687)*                      100.26%                $  24,277,739
OTHER ASSETS AND LIABILITIES, NET            (0.26)                      (62,615)
                                            ------                 -------------
TOTAL NET ASSETS                            100.00%                $  24,215,124
                                            ------                 -------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(i)  Illiquid security.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $255,903.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Variable Trust Funds 49


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT DISCOVERY FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
COMMON STOCKS: 97.62%
AMUSEMENT & RECREATION SERVICES: 0.70%
     51,500   WMS INDUSTRIES INCORPORATED<<                        $   1,533,155
                                                                   -------------
APPAREL & ACCESSORY STORES: 2.58%
     90,300   GUESS? INCORPORATED<<                                    3,381,735
     72,400   URBAN OUTFITTERS INCORPORATED<<+                         2,258,156
                                                                       5,639,891
                                                                   -------------
BIOPHARMACEUTICALS: 0.79%
     23,800   ALEXION PHARMACEUTICALS INCORPORATED+                    1,725,500
                                                                   -------------
BUSINESS SERVICES: 10.09%
    133,200   ACTIVISION INCORPORATED+                                 4,538,124
     65,000   ANSYS INCORPORATED<<+                                    3,062,800
     85,300   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+      2,773,103
     74,702   CONCUR TECHNOLOGIES INCORPORATED<<+                      2,482,347
     99,800   F5 NETWORKS INCORPORATED+                                2,836,316
    118,094   OMNITURE INCORPORATED<<+                                 2,193,006
     85,000   PHASE FORWARD INCORPORATED+                              1,527,450
     80,600   VOCUS INCORPORATED+                                      2,592,902
                                                                      22,006,048
                                                                   -------------
CHEMICALS & ALLIED PRODUCTS: 4.17%
     78,700   CHARLES RIVER LABORATORIES INTERNATIONAL
              INCORPORATED+                                            5,030,504
    102,200   IMMUCOR INCORPORATED+                                    2,644,936
    118,200   MYLAN LABORATORIES INCORPORATED<<                        1,426,674
                                                                       9,102,114
                                                                   -------------
COAL MINING: 3.82%
     66,000   ALPHA NATURAL RESOURCES INCORPORATED<<+                  6,883,140
     19,200   ARCH COAL INCORPORATED                                   1,440,576
                                                                       8,323,716
                                                                   -------------
COMMUNICATIONS: 8.52%
     81,263   EQUINIX INCORPORATED<<+                                  7,250,285
    133,045   NII HOLDINGS INCORPORATED+                               6,318,307
    139,500   SBA COMMUNICATIONS CORPORATION CLASS A+                  5,023,395
                                                                      18,591,987
                                                                   -------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.01%
     55,600   CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES         2,213,992
                                                                   -------------
DEPOSITORY INSTITUTIONS: 1.96%
    239,400   NEW YORK COMMUNITY BANCORP INCORPORATED                  4,270,896
                                                                   -------------
E-COMMERCE/SERVICES: 1.62%
     30,563   PRICELINE.COM INCORPORATED<<+                            3,528,804
                                                                   -------------
EATING & DRINKING PLACES: 1.25%
    102,100   BURGER KING HOLDINGS INCORPORATED                        2,735,259
                                                                   -------------
EDUCATIONAL SERVICES: 0.74%
     30,000   DEVRY INCORPORATED                                       1,608,600
                                                                   -------------
ELECTRIC, GAS & SANITARY SERVICES: 1.57%
     48,300   CLEAN HARBORS INCORPORATED+                              3,432,198
                                                                   -------------

                  50 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT DISCOVERY FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT: 8.70%
      6,200   FIRST SOLAR INCORPORATED+                            $   1,691,484
    155,500   GRAFTECH INTERNATIONAL LIMITED+                          4,172,065
     78,700   INTERSIL CORPORATION CLASS A                             1,913,984
    191,700   MARVELL TECHNOLOGY GROUP LIMITED+                        3,385,422
    103,100   NETLOGIC MICROSYSTEMS INCORPORATED<<+                    3,422,920
    158,600   SOLERA HOLDINGS INCORPORATED+                            4,386,876
                                                                      18,972,751
                                                                   -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
RELATED SERVICES: 2.13%
     17,717   IHS INCORPORATED+                                        1,233,103
     98,100   KBR INCORPORATED                                         3,424,671
                                                                       4,657,774
                                                                   -------------
FOOD & KINDRED PRODUCTS: 1.60%
     46,950   CENTRAL EUROPEAN DISTRIBUTION CORPORATION<<+             3,481,343
                                                                   -------------
GENERAL MERCHANDISE STORES: 1.05%
     73,300   BIG LOTS INCORPORATED<<+                                 2,289,892
                                                                   -------------
HEALTH SERVICES: 4.38%
     36,879   COVANCE INCORPORATED<<+                                  3,172,332
    104,500   LINCARE HOLDINGS INCORPORATED<<+                         2,967,800
     90,000   PSYCHIATRIC SOLUTIONS INCORPORATED<<+                    3,405,600
                                                                       9,545,732
                                                                   -------------
HEAVY CONSTRUCTION OTHER THAN BUILDING
CONSTRUCTION CONTRACTS: 3.53%
     61,318   FOSTER WHEELER LIMITED                                   4,485,412
     51,893   MCDERMOTT INTERNATIONAL INCORPORATED                     3,211,658
                                                                       7,697,070
                                                                   -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 10.81%
    109,335   A-POWER ENERGY GENERATION SYSTEMS LIMITED<<+             2,913,778
    135,200   DATA DOMAIN INCORPORATED<<+                              3,154,216
     88,100   GAMESTOP CORPORATION CLASS A+                            3,559,240
     28,900   JOY GLOBAL INCORPORATED                                  2,191,487
    247,500   NETEZZA CORPORATION+                                     2,841,300
    130,800   NUANCE COMMUNICATIONS INCORPORATED<<+                    2,049,636
     78,200   OIL STATES INTERNATIONAL INCORPORATED+                   4,961,008
     14,600   SPX CORPORATION                                          1,923,258
                                                                      23,593,923
                                                                   -------------
INSURANCE CARRIERS: 2.00%
     48,800   ASSURANT INCORPORATED                                    3,218,848
     37,300   ENDURANCE SPECIALTY HOLDINGS LIMITED                     1,148,467
                                                                       4,367,315
                                                                   -------------
LEGAL SERVICES: 1.16%
     36,993   FTI CONSULTING INCORPORATED<<+                           2,532,541
                                                                   -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 7.90%
     41,007   ARTHROCARE CORPORATION+                                  1,673,496
     39,400   DENTSPLY INTERNATIONAL INCORPORATED                      1,449,920
     57,473   ENERGY CONVERSION DEVICES INCORPORATED<<+                4,232,312
    210,800   EV3 INCORPORATED<<+                                      1,998,384
     98,836   HOLOGIC INCORPORATED+                                    2,154,625

                  Wells Fargo Advantage Variable Trust Funds 51


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT DISCOVERY FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (continued)
    155,100   ION GEOPHYSICAL CORPORATION<<+                       $   2,706,495
    106,400   WRIGHT MEDICAL GROUP INCORPORATED+                       3,022,824
                                                                      17,238,056
                                                                   -------------
MEDICAL EQUIPMENT & SUPPLIES: 0.70%
      5,700   INTUITIVE SURGICAL INCORPORATED+                         1,535,580
                                                                   -------------
METAL MINING: 1.52%
     27,800   CLEVELAND-CLIFFS INCORPORATED                            3,313,482
                                                                   -------------
MISCELLANEOUS RETAIL: 1.39%
     92,854   DOLLAR TREE INCORPORATED+                                3,035,397
                                                                   -------------
OIL & GAS EXTRACTION: 6.29%
     28,700   ATWOOD OCEANICS INCORPORATED<<+                          3,568,558
     31,600   FOREST OIL CORPORATION                                   2,354,200
     82,700   HERCULES OFFSHORE INCORPORATED<<+                        3,144,254
     71,300   NEWFIELD EXPLORATION COMPANY+                            4,652,325
                                                                      13,719,337
                                                                   -------------
PRIMARY METAL INDUSTRIES: 1.45%
     80,800   STEEL DYNAMICS INCORPORATED                              3,156,856
                                                                   -------------
TRANSPORTATION EQUIPMENT: 1.04%
     40,200   HORNBECK OFFSHORE<<+                                     2,271,702
                                                                   -------------
TRANSPORTATION SERVICES: 1.02%
    103,600   PACER INTERNATIONAL INCORPORATED                         2,228,436
                                                                   -------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.66%
     61,886   AIRGAS INCORPORATED                                      3,613,524
                                                                   -------------
WHOLESALE TRADE-DURABLE GOODS: 0.47%
     32,600   TITAN MACHINERY INCORPORATED<<+                          1,021,030
                                                                   -------------
              TOTAL COMMON STOCKS (COST $ 188,792,088)               212,983,901
                                                                   -------------
RIGHTS: 0.00%
     90,400   SEAGATE TECHNOLOGY RIGHTS+(a)(i)                                 0
              TOTAL RIGHTS (COST $ 0)                                          0
                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 21.96%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.05%
  1,007,688   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                1,007,688
  1,158,089   DAILY ASSETS FUND INSTITUTIONAL                          1,158,089
  1,158,089   DREYFUS CASH MANAGEMENT FUND                             1,158,089
  1,158,089   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND          1,158,089
                                                                       4,481,955
                                                                   -------------

                                           INTEREST    MATURITY
 PRINCIPAL                                   RATE        DATE
-----------                                --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 19.91%
$   376,003   BANCO SANTANDER TOTTA
              LOAN+++/-                      2.48%    10/15/2008   $     375,813
    225,602   BANK OF AMERICA REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $ 225,616)     2.25     07/01/2008         225,602

                  52 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT DISCOVERY FUND

                                           INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                  RATE        DATE          VALUE
-----------   -------------                --------   ----------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 8,422,466   BANK OF AMERICA REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE
              $ 8,423,086)                   2.65%    07/01/2008   $   8,422,466
    376,003   BANK OF IRELAND+++/-           2.67     10/14/2008         375,854
    872,327   BANK OF IRELAND                3.30     07/01/2008         872,327
  1,218,250   BANK OF IRELAND                3.75     07/01/2008       1,218,250
  1,052,808   BARCLAYS REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED
              SECURITIES
              (MATURITY VALUE
              $ 1,052,874)                   2.25     07/01/2008       1,052,808
    451,204   BEAGLE FUNDING LLC++           2.50     07/01/2008         451,204
    797,789   CHEYNE FINANCE
              LLC(A)(I)+++/-####             6.40     02/25/2008         574,408
    613,564   CHEYNE FINANCE
              LLC(A)(I)+++/-####             6.48     05/19/2008         441,766
  9,024,071   CITIGROUP REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED
              SECURITIES (MATURITY
              VALUE $ 9,024,723)             2.60     07/01/2008       9,024,071
  1,353,611   CREDIT SUISSE FIRST BOSTON
              REPURCHASE AGREEMENT -
              102% COLLATERALIZED BY
              MONEY MARKET SECURITIES
              (MATURITY VALUE
              $ 1,353,724)                   3.00     07/01/2008       1,353,611
  5,264,041   DEUTSCHE BANK REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED
              SECURITIES (MATURITY VALUE
              $ 5,264,436)                   2.70     07/01/2008       5,264,041
    225,602   ELYSIAN FUNDING LLC++          2.70     07/01/2008         225,602
    203,688   GOLDMAN SACHS & COMPANY
              REPURCHASE AGREEMENT -
              102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $ 203,702)     2.40     07/01/2008         203,688
    977,608   ING (USA) ANNUITY & LIFE
              INSURANCE COMPANY(I)+/-        2.55     10/16/2008         977,608
  1,383,691   JPMORGAN CHASE REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MONEY MARKET
              SECURITIES (MATURITY VALUE
              $ 1,383,810)                   3.10     07/01/2008       1,383,691
  2,331,218   JPMORGAN CHASE REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $ 2,331,396)   2.75     07/01/2008       2,331,218
  1,353,611   LEHMAN BROTHERS REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MONEY MARKET
              SECURITIES (MATURITY VALUE
              $ 1,353,728)                   3.10     07/01/2008       1,353,611
    752,006   LINKS FINANCE LLC+++/-         2.58     08/15/2008         750,376
  1,128,009   MAZARIN FUNDING
              CORPORATION+++/-               2.57     08/04/2008       1,126,557
     69,561   MORGAN STANLEY+/-              2.60     10/15/2008          69,508
    752,006   NORTHERN ROCK PLC+++/-         2.49     10/03/2008         749,800
    150,401   PALISADES INSURANCE
              COMPANY                        3.05     07/02/2008         150,388
    616,645   SHEFFIELD RECEIVABLES
              CORPORATION++                  3.00     07/07/2008         616,337
    466,244   STANFIELD VICTORIA FUNDING
              LLC(A)(I)+++/-####             5.73     04/03/2008         382,320
    752,006   STANFIELD VICTORIA FUNDING
              LLC(A)(I)+++/-####             5.95     02/15/2008         616,645
    195,522   THAMES ASSET GLOBAL
              SECURITIZATION #1
              INCORPORATED++                 3.00     07/07/2008         195,424
    376,003   TICONDEROGA FUNDING
              LIMITED++                      2.43     07/02/2008         375,978
    376,003   UNICREDITO ITALIANO BANK
              (IRELAND)+++/-                 2.50     10/14/2008         375,877
    376,003   UNICREDITO ITALIANO BANK
              (IRELAND) SERIES LIB+++/-      2.48     10/08/2008         375,883
    376,003   VICTORIA FINANCE
              LLC(A)(I)+++/-####             2.55     08/07/2008         308,322
    646,725   VICTORIA FINANCE
              LLC(A)(I)+++/-####             2.83     07/28/2008         530,315
    752,006   WHITE PINE FINANCE
              LLC(A)(I)+++/-####             5.43     02/22/2008         689,588
                                                                      43,440,957
                                                                   -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $ 48,489,107)           47,922,912
                                                                   -------------

                  Wells Fargo Advantage Variable Trust Funds 53


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT DISCOVERY FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
SHORT-TERM INVESTMENTS: 3.13%
  6,817,348   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++         $   6,817,348
TOTAL SHORT-TERM INVESTMENTS (COST $ 6,817,348)                        6,817,348
                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $244,098,543)*                        122.71%                $ 267,724,161
OTHER ASSETS AND LIABILITIES, NET           (22.71)                  (49,541,566)
                                            ------                 -------------
TOTAL NET ASSETS                            100.00%                $ 218,182,595
                                            ------                 -------------

<<   All or a portion of this security is on loan.

+    Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $6,817,348.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  54 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT EQUITY INCOME FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
COMMON STOCKS: 99.79%
BUSINESS SERVICES: 2.85%
     26,250   MICROSOFT CORPORATION                                $     722,138
     20,525   ORACLE CORPORATION+                                        431,025
     44,050   SYMANTEC CORPORATION+<<                                    852,368
                                                                       2,005,531
                                                                   -------------
CHEMICALS & ALLIED PRODUCTS: 11.98%
     14,550   ABBOTT LABORATORIES                                        770,714
     10,760   AIR PRODUCTS & CHEMICALS INCORPORATED                    1,063,734
     34,750   BRISTOL-MYERS SQUIBB COMPANY                               713,418
      3,975   COLGATE-PALMOLIVE COMPANY                                  274,673
     22,300   E.I. DU PONT DE NEMOURS & COMPANY                          956,447
     13,245   JOHNSON & JOHNSON                                          852,183
     62,480   PFIZER INCORPORATED                                      1,091,526
     26,990   PROCTER & GAMBLE COMPANY                                 1,641,262
     14,339   ROHM & HAAS COMPANY<<                                      665,903
      8,225   WYETH                                                      394,471
                                                                       8,424,331
                                                                   -------------
COMMUNICATIONS: 6.20%
     77,820   AT&T INCORPORATED                                        2,621,756
     49,124   VERIZON COMMUNICATIONS INCORPORATED                      1,738,990
                                                                       4,360,746
                                                                   -------------
DEPOSITORY INSTITUTIONS: 11.11%
     58,930   BANK OF AMERICA CORPORATION                              1,406,659
     29,001   BANK OF NEW YORK MELLON CORPORATION                      1,097,108
     64,590   CITIGROUP INCORPORATED                                   1,082,528
     52,295   JPMORGAN CHASE & COMPANY                                 1,794,241
     12,825   STATE STREET CORPORATION                                   820,672
     38,125   US BANCORP                                               1,063,306
     35,100   WACHOVIA CORPORATION<<                                     545,103
                                                                       7,809,617
                                                                   -------------
EATING & DRINKING PLACES: 1.21%
     15,075   MCDONALD'S CORPORATION                                     847,517
                                                                   -------------
ELECTRIC, GAS & SANITARY SERVICES: 6.06%
     17,240   DOMINION RESOURCES INCORPORATED                            818,728
      7,797   FIRSTENERGY CORPORATION                                    641,927
     24,150   FPL GROUP INCORPORATED                                   1,583,757
      9,225   MDU RESOURCES GROUP INCORPORATED                           321,584
     19,510   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED               896,094
                                                                       4,262,090
                                                                   -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT: 6.31%
     25,750   CISCO SYSTEMS INCORPORATED+                                598,945
     21,915   EMERSON ELECTRIC COMPANY                                 1,083,697
     76,980   GENERAL ELECTRIC COMPANY                                 2,054,596
     28,425   NOKIA OYJ ADR                                              696,413
                                                                       4,433,651
                                                                   -------------

                 Wells Fargo Advantage Variable Trust Funds 55


              Portfolio of Investments--June 30, 2008 (Unaudited)

VT EQUITY INCOME FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT: 2.30%
     14,800   COMMERCIAL METALS COMPANY                            $     557,960
     16,970   FORTUNE BRANDS INCORPORATED                              1,059,098
                                                                       1,617,058
                                                                   -------------
FOOD & KINDRED PRODUCTS: 2.17%
     11,884   KRAFT FOODS INCORPORATED CLASS A                           338,100
     18,640   PEPSICO INCORPORATED                                     1,185,318
                                                                       1,523,418
                                                                   -------------
FOOD STORES: 0.94%
     23,100   SAFEWAY INCORPORATED                                       659,505
                                                                   -------------
GENERAL MERCHANDISE STORES: 1.97%
     29,740   TARGET CORPORATION                                       1,382,613
                                                                   -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.97%
     10,759   3M COMPANY                                                 748,719
     33,090   HEWLETT-PACKARD COMPANY                                  1,462,909
     40,665   INTEL CORPORATION                                          873,484
      7,860   INTERNATIONAL BUSINESS MACHINES CORPORATION                931,646
      2,500   PARKER HANNIFIN CORPORATION                                177,350
                                                                       4,194,108
                                                                   -------------
INSURANCE CARRIERS: 4.99%
     30,888   AMERICAN INTERNATIONAL GROUP INCORPORATED                  817,296
     25,825   METLIFE INCORPORATED                                     1,362,785
     30,575   THE TRAVELERS COMPANIES INCORPORATED                     1,326,955
                                                                       3,507,036
                                                                   -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS: 1.42%
      4,740    BECTON DICKINSON & COMPANY                                385,362
     14,025   ROCKWELL AUTOMATION INCORPORATED                           613,313
                                                                         998,675
                                                                   -------------
MEDICAL EQUIPMENT & SUPPLIES: 0.55%
      7,500   MEDTRONIC INCORPORATED                                     388,125
                                                                   -------------
MEDICAL PRODUCTS: 0.88%
     16,375   MERCK & COMPANY INCORPORATED                               617,174
                                                                   -------------
MISCELLANEOUS RETAIL: 1.21%
     21,475   CVS CAREMARK CORPORATION                                   849,766
                                                                   -------------
MOTION PICTURES: 1.79%
     44,425   TIME WARNER INCORPORATED                                   657,490
     19,300   WALT DISNEY COMPANY                                        602,160
                                                                       1,259,650
                                                                   -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.00%
     15,025   AMERICAN CAPITAL STRATEGIES LIMITED<<                      357,144
     17,470   AMERICAN EXPRESS COMPANY                                   658,095
     10,250   CAPITAL ONE FINANCIAL CORPORATION<<                        389,603
                                                                       1,404,842
                                                                   -------------

                 56 Wells Fargo Advantage Variable Trust Funds


              Portfolio of Investments--June 30, 2008 (Unaudited)

VT EQUITY INCOME FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
OIL & GAS EXTRACTION: 3.97%
     18,975   CHESAPEAKE ENERGY CORPORATION                        $   1,251,591
     28,175   HALLIBURTON COMPANY                                      1,495,247
        400   SCHLUMBERGER LIMITED                                        42,972
                                                                       2,789,810
                                                                   -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 16.05%
     33,400   CHEVRON CORPORATION                                      3,310,942
     31,800   CONOCOPHILLIPS                                           3,001,602
     42,889   EXXON MOBIL CORPORATION                                  3,779,808
     16,675   MARATHON OIL CORPORATION                                   864,932
      7,825   VALERO ENERGY CORPORATION                                  322,234
                                                                      11,279,518
                                                                   -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.21%
      2,434   AMERIPRISE FINANCIAL INCORPORATED                           98,991
      2,675   GOLDMAN SACHS GROUP INCORPORATED                           467,858
      5,950   MERRILL LYNCH & COMPANY INCORPORATED                       188,675
     22,210   MORGAN STANLEY                                             801,115
                                                                       1,556,639
                                                                   -------------
TOBACCO PRODUCTS: 1.42%
     12,870   ALTRIA GROUP INCORPORATED                                  264,607
     14,870   PHILIP MORRIS INTERNATIONAL                                734,429
                                                                         999,036
                                                                   -------------
TRANSPORTATION EQUIPMENT: 3.39%
     26,233   HONEYWELL INTERNATIONAL INCORPORATED                     1,318,995
     17,200   UNITED TECHNOLOGIES CORPORATION                          1,061,240
                                                                       2,380,235
                                                                   -------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.84%
     21,515   SYSCO CORPORATION                                          591,870
                                                                   -------------
TOTAL COMMON STOCKS (COST $ 66,270,001)                               70,142,561
                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 3.89%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.36%
     57,551   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                   57,551
     66,141   DAILY ASSETS FUND INSTITUTIONAL                             66,141
     66,141   DREYFUS CASH MANAGEMENT FUND                                66,141
     66,141   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND             66,141
                                                                         255,974
                                                                   -------------

                                           INTEREST    MATURITY
PRINCIPAL                                    RATE        DATE
---------                                  --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 3.53%
$    21,474   BANCO SANTANDER TOTTA
              LOAN+++/-                      2.48%    10/15/2008          21,464
     12,885   BANK OF AMERICA REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $ 12,866)      2.25     07/01/2008          12,885
    481,025   BANK OF AMERICA REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $ 481,060)     2.65     07/01/2008         481,025
     21,474   BANK OF IRELAND+++/-           2.67     10/14/2008          21,466
     49,820   BANK OF IRELAND                3.30     07/01/2008          49,820
     69,577   BANK OF IRELAND                3.75     07/01/2008          69,577

                 Wells Fargo Advantage Variable Trust Funds 57


              Portfolio of Investments--June 30, 2008 (Unaudited)

VT EQUITY INCOME FUND

                                           INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                  RATE        DATE          VALUE
---------     -------------                --------   ----------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    60,128   BARCLAYS REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED
              SECURITIES (MATURITY VALUE
              $ 60,132)                      2.25%    07/01/2008   $      60,128
     25,769   BEAGLE FUNDING LLC++           2.50     07/01/2008          25,769
     45,563   CHEYNE FINANCE
              LLC+++/-####(i)(a)             6.40     02/25/2008          32,806
     35,042   CHEYNE FINANCE
              LLC+++/-####(i)(a)             6.48     05/19/2008          25,230
    515,384   CITIGROUP REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED
              SECURITIES (MATURITY VALUE
              $ 515,421)                     2.60     07/01/2008         515,384
     77,308   CREDIT SUISSE FIRST BOSTON
              REPURCHASE AGREEMENT -
              102% COLLATERALIZED BY
              MONEY MARKET SECURITIES
              (MATURITY VALUE $ 77,314)      3.00     07/01/2008          77,308
    300,641   DEUTSCHE BANK REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED
              SECURITIES (MATURITY VALUE
              $ 300,664)                     2.70     07/01/2008         300,641
     12,885   ELYSIAN FUNDING LLC++          2.70     07/01/2008          12,885
     11,633   GOLDMAN SACHS & COMPANY
              REPURCHASE AGREEMENT -
              102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $ 11,634)      2.40     07/01/2008          11,633
     55,833   ING (USA) ANNUITY & LIFE
              INSURANCE COMPANY+/-(i)        2.55     10/16/2008          55,833
     79,026   JPMORGAN CHASE REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY MONEY
              MARKET
              SECURITIES (MATURITY VALUE
              $ 79,033)                      3.10     07/01/2008          79,026
    133,141   JPMORGAN CHASE REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $ 133,151)     2.75     07/01/2008         133,141
     77,308   LEHMAN BROTHERS REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY MONEY
              MARKET SECURITIES
              (MATURITY VALUE $ 77,315)      3.10     07/01/2008          77,308
     42,949   LINKS FINANCE LLC+++/-         2.58     08/15/2008          42,856
     64,423   MAZARIN FUNDING
              CORPORATION+++/-               2.57     08/04/2008          64,340
      3,973   MORGAN STANLEY+/-              2.60     10/15/2008           3,970
     42,949   NORTHERN ROCK PLC+++/-         2.49     10/03/2008          42,823
      8,590   PALISADES INSURANCE
              COMPANY                        3.05     07/02/2008           8,589
     35,218   SHEFFIELD RECEIVABLES
              CORPORATION++                  3.00     07/07/2008          35,200
     26,628   STANFIELD VICTORIA FUNDING
              LLC+++/-####(i)(a)             5.73     04/03/2008          21,835
     42,949   STANFIELD VICTORIA FUNDING
              LLC+++/-####(i)(a)             5.95     02/15/2008          35,218
     11,167   THAMES ASSET GLOBAL
              SECURITIZATION #1
              INCORPORATED++                 3.00     07/07/2008          11,161
     21,474   TICONDEROGA FUNDING
              LIMITED++                      2.43     07/02/2008          21,473
     21,474   UNICREDITO ITALIANO BANK
              (IRELAND)+++/-                 2.50     10/14/2008          21,467
     21,474   UNICREDITO ITALIANO BANK
              (IRELAND) SERIES LIB+++/-      2.48     10/08/2008          21,467
     21,474   VICTORIA FINANCE
              LLC+++/-####(i)(a)             2.55     08/07/2008          17,609
     36,936   VICTORIA FINANCE
              LLC+++/-####(i)(a)             2.83     07/28/2008          30,287
     42,949   WHITE PINE FINANCE
              LLC+++/-####(i)(a)             5.43     02/22/2008          39,381
                                                                       2,481,005
                                                                   -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $ 2,813,576)             2,736,979
                                                                   -------------

   SHARES
-----------
SHORT-TERM INVESTMENTS: 0.47%
326,697       WELLS FARGO ADVANTAGE
              MONEY MARKET TRUST~+++                                     326,697

TOTAL SHORT-TERM INVESTMENTS (COST $ 326,697)                            326,697
                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $69,410,274)*                        104.15%                 $  73,206,237
OTHER ASSETS AND LIABILITIES, NET           (4.15)                    (2,917,293)
                                           ------                  -------------
TOTAL NET ASSETS                           100.00%                 $  70,288,944
                                           ======                  =============

                 58 Wells Fargo Advantage Variable Trust Funds


              Portfolio of Investments--June 30, 2008 (Unaudited)

VT EQUITY INCOME FUND

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(i)  Illiquid security.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $326,697.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

   The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Variable Trust Funds 59


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT INTERNATIONAL CORE FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
COMMON STOCKS: 99.97%
AUSTRALIA: 6.19%
      4,348   BHP BILLITON LIMITED (MINING & QUARRYING OF
              NONMETALLIC MINERALS, EXCEPT FUELS)                  $     182,151
     16,515   ORICA LIMITED (MISCELLANEOUS MANUFACTURING
              INDUSTRIES)                                                463,882
      6,305   PALADIN RESOURCES LIMITED (DIVERSIFIED MINING)+             38,744
     17,000   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)           365,055
      5,590   RIO TINTO LIMITED (METAL MINING)                           726,127
     20,091   SANTOS LIMITED (OIL & GAS EXTRACTION)                      413,133
                                                                       2,189,092
                                                                   -------------
BELGIUM: 0.13%
        694   DELHAIZE GROUP (FOOD STORES)                                46,712
                                                                   -------------
CANADA: 0.78%
      5,740   TECK COMINCO INCORPORATED LIMITED (METAL MINING)           276,783
                                                                   -------------
CHINA: 0.61%
    166,000   PETROCHINA COMPANY LIMITED (OIL & GAS EXTRACTION)          215,025
                                                                   -------------
FINLAND: 2.70%
      8,240   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)             418,526
     22,000   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
              & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                   536,543
                                                                         955,069
                                                                   -------------
FRANCE: 12.85%
      2,060   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT)                                        475,706
     12,700   AXA SA (INSURANCE CARRIERS)                                377,117
      3,500   BOUYGUES SA (ENGINEERING CONSTRUCTION)                     232,327
      3,144   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN
              (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                 225,922
      3,674   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER
              SERVICES)                                                  385,135
      2,839   PPR SA (APPAREL & ACCESSORY STORES)                        316,021
      5,470   SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)            365,419
      4,600   SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
              & OPERATIVE BUILDERS)                                      313,166
      2,627   TECHNIP SA (OIL & GAS EXTRACTION)                          243,161
      9,400   TOTAL SA (OIL & GAS EXTRACTION)                            802,154
        960   VALLOUREC SA (STEEL PRODUCERS, PRODUCTS)                   336,924
     12,483   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                      473,660
                                                                       4,546,712
                                                                   -------------
GERMANY: 8.86%
      2,100   ALLIANZ SE (INSURANCE CARRIERS)                            369,981
     10,350   ARCANDOR AG (GENERAL MERCHANDISE STORES)                   120,262
      4,900   BAYER AG (MEASURING, ANALYZING & CONTROLLING
              INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              412,435
      3,800   DAIMLER AG (TRANSPORTATION EQUIPMENT)                      235,010
      3,300   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                 284,984
     46,894   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                       767,858
      2,600   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                524,593
      6,917   GEA GROUP AG (HOLDING & OTHER INVESTMENT OFFICES)          244,383
      8,100   SYMRISE AG (CHEMICALS & ALLIED PRODUCTS)                   175,993
                                                                       3,135,499
                                                                   -------------
GREECE: 0.98%
     11,467   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                    346,642
                                                                   -------------

                  60 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT INTERNATIONAL CORE FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
HONG KONG: 4.40%
     55,000   BANK OF EAST ASIA LIMITED (DEPOSITORY
              INSTITUTIONS)                                        $     298,727
     24,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                 323,499
     21,500   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)          288,974
    109,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                 349,482
        560   SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                7,599
     50,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)            288,563
                                                                       1,556,844
                                                                   -------------
ITALY: 2.35%
     13,707   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)          511,471
     52,100   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)          318,888
                                                                         830,359
                                                                   -------------
JAPAN: 22.24%
     31,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)         214,286
         55   EAST JAPAN RAILWAY COMPANY (RAILROADS)                     448,039
      5,600   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL
              EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         546,895
     14,200   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED
              (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
              EQUIPMENT)                                                 397,843
     10,000   HITACHI METALS LIMITED (PRIMARY METAL INDUSTRIES)          164,242
         42   INPEX HOLDINGS INCORPORATED (OIL & GAS
              EXPLORATION)                                               530,018
      9,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)              236,050
     10,300   MITSUBISHI CORPORATION (BUSINESS SERVICES)                 339,502
     49,200   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED
              (DEPOSITORY INSTITUTIONS)                                  436,005
      8,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE
              GOODS)                                                     176,673
     17,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)               363,422
      8,500   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC &
              OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
              COMPUTER EQUIPMENT)                                        400,245
     12,000   NGK INSULATORS LIMITED (ELECTRONIC & OTHER
              ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
              EQUIPMENT)                                                 233,366
      5,900   NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)          392,833
     13,000   NIPPON ELECTRIC GLASS COMPANY LIMITED
              (MISCELLANEOUS MANUFACTURING INDUSTRIES)                   224,900
     33,800   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY
              BROKERS, DEALERS, EXCHANGES & SERVICES)                    500,705
     19,500   NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL &
              COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 457,268
      6,700   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS &
              ALLIED PRODUCTS)                                           415,181
      9,500   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS &
              ALLIED PRODUCTS)                                           483,119
     11,200   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS &
              GASOLINE SERVICE STATIONS)                                 528,436
     20,300   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION
              EQUIPMENT)                                                 379,866
                                                                       7,868,894
                                                                   -------------
LUXEMBOURG: 1.51%
      5,396   ARCELORMITTAL (PRIMARY METAL INDUSTRIES)                   533,534
                                                                   -------------
NETHERLANDS: 5.82%
     12,622   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT
              MANUFACTURING & RELATED)+                                  311,009
      6,900   HEINEKEN NV (EATING & DRINKING PLACES)                     352,203
     10,500   ING GROEP NV (FINANCIAL SERVICES)                          334,851
     24,100   UNILEVER NV (FOOD & KINDRED PRODUCTS)                      684,137
     16,200   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED
              INDUSTRIES)                                                378,512
                                                                       2,060,712
                                                                   -------------
RUSSIA: 2.10%
      3,550   GAZPROM ADR (OIL & GAS EXTRACTION)                         205,900
      5,488   LUKOIL ADR (OIL & GAS EXTRACTION)                          538,922
                                                                         744,822
                                                                   -------------
SINGAPORE: 1.01%
     85,000   CAPITALAND LIMITED (REAL ESTATE)                           356,106
                                                                   -------------

                  Wells Fargo Advantage Variable Trust Funds 61


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT INTERNATIONAL CORE FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
SPAIN: 2.66%
     11,418   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL
              MACHINERY & COMPUTER EQUIPMENT)                      $     296,982
     24,300   TELEFONICA SA (COMMUNICATIONS)                             645,817
                                                                         942,799
                                                                   -------------
SWEDEN: 0.46%
     15,800   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B
              (COMMUNICATIONS)                                           164,757
                                                                   -------------
SWITZERLAND: 6.70%
      6,900   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT
              INSTITUTIONS)                                              316,783
      6,100   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL
              CONTRACTORS & OPERATIVE BUILDERS)                          494,127
      8,000   NESTLE SA (FOOD & KINDRED PRODUCTS)                        361,490
      4,400   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL
              PRODUCTS)                                                  792,521
      1,589   ZURICH FINANCIAL SERVICES AG (FINANCIAL
              SERVICES)                                                  406,758
                                                                       2,371,679
                                                                   -------------
TAIWAN: 1.03%
     33,342   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY
              LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
              EQUIPMENT & COMPONENTS, EXCEPT
              COMPUTER EQUIPMENT)                                        363,761
                                                                   -------------
UNITED KINGDOM: 16.59%
     33,850   AVIVA PLC (INSURANCE CARRIERS)                             337,792
     33,877   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                    298,587
     37,100   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                     215,410
      7,710   BHP BILLITON PLC (COAL MINING)                             294,855
     62,793   BP PLC (OIL & GAS EXTRACTION)                              729,489
     38,000   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)              357,255
     26,290   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED
              PRODUCTS)                                                  582,826
    195,000   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)             389,184
     28,522   NATIONAL GRID PLC (ELECTRONIC & OTHER
              ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
              COMPUTER EQUIPMENT)                                        375,237
      5,421   RIO TINTO PLC (METAL MINING)                               648,835
     22,472   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                 152,857
  3,750,924   ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE,
              DEFENSE)+(a)                                                 7,471
     13,400   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS
              EXTRACTION)                                                550,626
     12,752   SMITHS GROUP PLC (ELECTRONIC & OTHER
              ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
              COMPUTER EQUIPMENT)                                        275,842
    219,897   VODAFONE GROUP PLC (COMMUNICATIONS)                        653,275
                                                                       5,869,541
                                                                   -------------
TOTAL COMMON STOCKS (COST $33,617,839)                                35,375,342
                                                                   -------------

                                                      EXPIRATION
                                                         DATE
                                                      ----------
RIGHTS: 0.01%
      7,950   BARCLAYS PLC RIGHTS+(a)                 07/14/2008           1,584
TOTAL RIGHTS (COST $0)                                                     1,584
                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $33,617,839)*                           99.98%               $  35,376,926
OTHER ASSETS AND LIABILITIES, NET              0.02                        8,004
                                             ------                -------------
TOTAL NET ASSETS                             100.00%               $  35,384,930
                                             ------                -------------

----------
+    Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  62 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT LARGE COMPANY CORE FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
COMMON STOCKS: 98.88%
BUSINESS SERVICES: 9.49%
     22,000   MICROSOFT CORPORATION                                $     605,220
     23,700   MONSTER WORLDWIDE INCORPORATED+                            488,457
      2,600   OMNICOM GROUP INCORPORATED                                 116,688
     15,500   SYMANTEC CORPORATION+<<                                    299,925
      1,500   YAHOO! INCORPORATED                                         30,990
                                                                       1,541,280
                                                                   -------------
CHEMICALS & ALLIED PRODUCTS: 6.42%
      3,600   AMGEN INCORPORATED+                                        169,776
      8,300   BRISTOL-MYERS SQUIBB COMPANY                               170,399
      9,200   PFIZER INCORPORATED                                        160,724
     11,300   WYETH                                                      541,948
                                                                       1,042,847
                                                                   -------------
COMMUNICATIONS: 3.45%
     29,900   COMCAST CORPORATION CLASS A                                560,924
                                                                   -------------
DEPOSITORY INSTITUTIONS: 9.69%
     14,100   BANK OF AMERICA CORPORATION                                336,567
     18,200   CITIGROUP INCORPORATED                                     305,032
     11,300   JPMORGAN CHASE & COMPANY                                   387,703
     22,000   WESTERN UNION COMPANY                                      543,840
                                                                       1,573,142
                                                                   -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT: 14.08%
     16,000   ANALOG DEVICES INCORPORATED                                508,320
     21,700   CISCO SYSTEMS INCORPORATED+                                504,742
     18,200   GENERAL ELECTRIC COMPANY                                   485,758
     25,000   NOVELLUS SYSTEMS INCORPORATED+<<                           529,750
      7,200   TYCO ELECTRONICS LIMITED                                   257,904
                                                                       2,286,474
                                                                   -------------
GENERAL MERCHANDISE STORES: 4.08%
     11,800   WAL-MART STORES INCORPORATED                               663,160
                                                                   -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 9.52%
      7,100   3M COMPANY                                                 494,089
     29,300   DELL INCORPORATED+                                         641,084
     19,100   INTEL CORPORATION                                          410,268
                                                                       1,545,441
                                                                   -------------
INSURANCE CARRIERS: 2.10%
     12,900   AMERICAN INTERNATIONAL GROUP INCORPORATED                  341,334
                                                                   -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS: 3.92%
     13,300   COVIDIEN LIMITED                                           636,937
                                                                   -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.28%
     13,300   TYCO INTERNATIONAL LIMITED                                 532,532
                                                                   -------------

                  Wells Fargo Advantage Variable Trust Funds 63


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT LARGE COMPANY CORE FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
MISCELLANEOUS RETAIL: 6.04%
     19,500   OFFICE DEPOT INCORPORATED+                           $     213,330
     23,700   STAPLES INCORPORATED                                       562,875
      6,300   WALGREEN COMPANY                                           204,813
                                                                         981,018
                                                                   -------------
MOTION PICTURES: 3.84%
     42,200   TIME WARNER INCORPORATED                                   624,560
                                                                   -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.49%
      6,000   DISCOVER FINANCIAL SERVICES                                 79,020
                                                                   -------------
OIL & GAS EXTRACTION: 4.48%
      6,050   DEVON ENERGY CORPORATION                                   726,968
                                                                   -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 9.30%
      7,050   CHEVRON CORPORATION                                        698,867
      7,500   CONOCOPHILLIPS                                             707,925
      2,500   VALERO ENERGY CORPORATION                                  102,950
                                                                       1,509,742
                                                                   -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.31%
     13,400   MCGRAW-HILL COMPANIES INCORPORATED                         537,608
                                                                   -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
SERVICES: 4.94%
     11,900   MERRILL LYNCH & COMPANY INCORPORATED                       377,349
     11,800   MORGAN STANLEY                                             425,626
                                                                         802,975
                                                                   -------------
TRAVEL & RECREATION: 0.45%
      2,200   CARNIVAL CORPORATION                                        72,511
                                                                   -------------
TOTAL COMMON STOCKS (COST $18,260,192)                                16,058,473
                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 5.21%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.49%
     17,777   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                   17,777
     20,430   DAILY ASSETS FUND INSTITUTIONAL                             20,430
     20,430   DREYFUS CASH MANAGEMENT FUND                                20,430
     20,430   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND             20,430
                                                                          79,067
                                                                   -------------

                                           INTEREST    MATURITY
 PRINCIPAL                                   RATE        DATE
-----------                                --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 4.72%
$     6,633   BANCO SANTANDER TOTTA
              LOAN+++/-                      2.48%    10/15/2008           6,630
    148,580   BANK OF AMERICA REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED
              SECURITIES (MATURITY
              VALUE $148,591)                2.65     07/01/2008         148,580
      3,980   BANK OF AMERICA REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $3,980)        2.25     07/01/2008           3,980
      6,633   BANK OF IRELAND+++/-           2.67     10/14/2008           6,630
     15,389   BANK OF IRELAND                3.30     07/01/2008          15,389
     21,491   BANK OF IRELAND                3.75     07/01/2008          21,491
     18,572   BARCLAYS REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED
              SECURITIES (MATURITY
              VALUE $18,573)                 2.25     07/01/2008          18,572
      7,960   BEAGLE FUNDING LLC++           2.50     07/01/2008           7,960
     14,074   CHEYNE FINANCE
              LLC+++/-####(i)(a)             6.40     02/25/2008          10,133

                  64 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT LARGE COMPANY CORE FUND

                                           INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                  RATE        DATE          VALUE
-----------   -------------                --------   ----------   -------------
COLLATERAL INVESTED IN OTHER ASSETS
(CONTINUED)
$    10,824   CHEYNE FINANCE
              LLC+++/-####(i)(a)              6.48%   05/19/2008   $       7,793
    159,193   CITIGROUP REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED
              SECURITIES (MATURITY
              VALUE $159,204)                 2.60    07/01/2008         159,193
     23,879   CREDIT SUISSE FIRST BOSTON
              REPURCHASE AGREEMENT -
              102% COLLATERALIZED BY
              MONEY MARKET SECURITIES
              (MATURITY VALUE $23,881)        3.00    07/01/2008          23,879
     92,862   DEUTSCHE BANK REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED
              SECURITIES (MATURITY
              VALUE $92,869)                  2.70    07/01/2008          92,862
      3,980   ELYSIAN FUNDING LLC++           2.70    07/01/2008           3,980
      3,593   GOLDMAN SACHS & COMPANY
              REPURCHASE AGREEMENT -
              102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $3,593)         2.40    07/01/2008           3,593
     17,246   ING (USA) ANNUITY & LIFE
              INSURANCE COMPANY+/-(i)         2.55    10/16/2008          17,246
     24,410   JPMORGAN CHASE REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MONEY MARKET
              SECURITIES (MATURITY
              VALUE $24,412)                  3.10    07/01/2008          24,410
     41,125   JPMORGAN CHASE REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $41,128)        2.75    07/01/2008          41,125
     23,879   LEHMAN BROTHERS REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MONEY MARKET
              SECURITIES (MATURITY
              VALUE $23,881)                  3.10    07/01/2008          23,879
     13,266   LINKS FINANCE LLC+++/-          2.58    08/15/2008          13,237
     19,899   MAZARIN FUNDING
              CORPORATION+++/-                2.57    08/04/2008          19,873
      1,227   MORGAN STANLEY+/-               2.60    10/15/2008           1,226
     13,266   NORTHERN ROCK PLC+++/-          2.49    10/03/2008          13,227
      2,653   PALISADES INSURANCE
              COMPANY                         3.05    07/02/2008           2,653
     10,878   SHEFFIELD RECEIVABLES
              CORPORATION++                   3.00    07/07/2008          10,873
      8,225   STANFIELD VICTORIA FUNDING
              LLC+++/-####(i)(a)              5.73    04/03/2008           6,744
     13,266   STANFIELD VICTORIA FUNDING
              LLC+++/-####(i)(a)              5.95    02/15/2008          10,878
      3,449   THAMES ASSET GLOBAL
              SECURITIZATION #1
              INCORPORATED++                  3.00    07/07/2008           3,447
      6,633   TICONDEROGA FUNDING
              LIMITED++                       2.43    07/02/2008           6,633
      6,633   UNICREDITO ITALIANO BANK
              (IRELAND)+++/-                  2.50    10/14/2008           6,631
      6,633   UNICREDITO ITALIANO BANK
              (IRELAND) SERIES LIB+++/-       2.48    10/08/2008           6,631
      6,633   VICTORIA FINANCE
              LLC+++/-####(i)(a)              2.55    08/07/2008           5,439
     11,409   VICTORIA FINANCE
              LLC+++/-####(i)(a)              2.83    07/28/2008           9,355
     13,266   WHITE PINE FINANCE
              LLC+++/-####(i)(a)              5.43    02/22/2008          12,165
                                                                         766,337
                                                                   -------------
TOTAL COLLATERAL FOR SECURITIES LENDING
(COST $862,734)                                                          845,404
                                                                   -------------
SHORT-TERM INVESTMENTS: 1.26%
    205,083   WELLS FARGO ADVANTAGE
              MONEY MARKET TRUST~+++                               $     205,083
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(COST $205,083)                                                          205,083
                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $19,328,009)*                         105.35%                $  17,108,960
OTHER ASSETS AND LIABILITIES, NET            (5.35)                     (868,107)
                                            ------                 -------------
TOTAL NET ASSETS                            100.00%                $  16,240,853
                                            ------                 -------------

                  Wells Fargo Advantage Variable Trust Funds 65


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT LARGE COMPANY CORE FUND

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(i)  Illiquid security.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $205,083.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  66 Wells Fargo Advantage Variable Trust Funds


              Portfolio of Investments--June 30, 2008 (Unaudited)

VT LARGE COMPANY GROWTH FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
COMMON STOCKS: 99.01%
APPAREL & ACCESSORY STORES: 1.41%
     27,300   KOHL'S CORPORATION+                                  $   1,093,092
                                                                   -------------
BIOPHARMACEUTICALS: 6.00%
     38,600   GENENTECH INCORPORATED+                                  2,929,740
     24,000   GENZYME CORPORATION+                                     1,728,480
                                                                       4,658,220
                                                                   -------------
BUILDING MATERIALS, HARDWARE, GARDEN
SUPPLY & MOBILE HOME DEALERS: 4.88%
     42,200   FASTENAL COMPANY<<                                       1,821,352
     94,900   LOWE'S COMPANIES
              INCORPORATED                                             1,969,175
                                                                       3,790,527
                                                                   -------------
BUSINESS SERVICES: 18.15%
     25,600   AUTOMATIC DATA PROCESSING
              INCORPORATED                                             1,072,640
    119,200   EBAY INCORPORATED+                                       3,257,736
      8,600   GOOGLE INCORPORATED CLASS A+                             4,527,212
    190,670   MICROSOFT CORPORATION                                    5,245,332
                                                                      14,102,920
                                                                   -------------
CHEMICALS & ALLIED PRODUCTS: 2.08%
     34,300   AMGEN INCORPORATED+                                      1,617,588
                                                                   -------------
DEPOSITORY INSTITUTIONS: 1.37%
     42,900   WESTERN UNION COMPANY                                    1,060,488
                                                                   -------------
E-COMMERCE/SERVICES: 1.44%
     15,300   AMAZON.COM INCORPORATED+                                 1,121,949
                                                                   -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
& COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 13.46%
    170,900   CISCO SYSTEMS
              INCORPORATED+                                            3,975,134
     47,800   LINEAR TECHNOLOGY
              CORPORATION<<                                            1,556,846
    152,200   NOKIA OYJ ADR                                            3,728,900
     42,600   TEXAS INSTRUMENTS
              INCORPORATED                                             1,199,616
                                                                      10,460,496
                                                                   -------------
ENGINEERING, ACCOUNTING, RESEARCH
MANAGEMENT & RELATED SERVICES: 3.58%
     88,950   PAYCHEX INCORPORATED                                     2,782,356
                                                                   -------------
GENERAL MERCHANDISE STORES: 6.10%
     67,200   TARGET CORPORATION                                       3,124,128
     28,800   WAL-MART STORES
              INCORPORATED                                             1,618,560
                                                                       4,742,688
                                                                   -------------
INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT: 5.27%
     64,900   EMC CORPORATION                                            953,381
    146,400   INTEL CORPORATION                                        3,144,672
                                                                       4,098,053
                                                                   -------------
INSURANCE CARRIERS: 1.66%
     48,875   AMERICAN INTERNATIONAL
              GROUP INCORPORATED                                       1,293,233
                                                                   -------------
MEDICAL EQUIPMENT & SUPPLIES: 6.27%
     94,075   MEDTRONIC INCORPORATED                                   4,868,381
                                                                   -------------

                  Wells Fargo Advantage Variable Trust Funds 67


              Portfolio of Investments--June 30, 2008 (Unaudited)

VT LARGE COMPANY GROWTH FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
PERSONAL SERVICES: 0.94%
     27,600   CINTAS CORPORATION                                   $     731,676
                                                                   -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES: 22.28%
    219,350   CHARLES SCHWAB CORPORATION                               4,505,449
      2,300   CME GROUP INCORPORATED                                     881,337
     27,400   FRANKLIN RESOURCES INCORPORATED                          2,511,210
     38,725   GOLDMAN SACHS GROUP INCORPORATED                         6,773,003
     17,300   LEGG MASON INCORPORATED                                    753,761
     33,400   T. ROWE PRICE GROUP INCORPORATED                         1,886,098
                                                                      17,310,858
TRANSPORTATION SERVICES: 4.12%                                     -------------
     29,000   C.H. ROBINSON WORLDWIDE INCORPORATED                     1,590,360
     37,400   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED      1,608,200
                                                                       3,198,560
                                                                   -------------
TOTAL COMMON STOCKS (COST $76,359,624)                                76,931,085
                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 4.48%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.42%
     73,225   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                   73,225
     84,154   DAILY ASSETS FUND INSTITUTIONAL                             84,154
     84,154   DREYFUS CASH MANAGEMENT FUND                                84,154
     84,154   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND             84,154
                                                                         325,687
                                                                   -------------

                                           INTEREST    MATURITY
 PRINCIPAL                                   RATE        DATE
-----------                                --------   ----------
   $ 27,323   BANCO SANTANDER TOTTA
              LOAN+++/-                      2.48%     10/15/2008          27,309
     16,394   BANK OF AMERICA REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $16,395)       2.25     07/01/2008          16,394
    612,028   BANK OF AMERICA REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $612,073)      2.65     07/01/2008         612,028
     27,323   BANK OF IRELAND+++/-           2.67     10/14/2008          27,312
     63,389   BANK OF IRELAND                3.30     07/01/2008          63,389
     88,526   BANK OF IRELAND                3.75     07/01/2008          88,526
     76,504   BARCLAYS REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED
              SECURITIES (MATURITY
              VALUE $76,509)                 2.25     07/01/2008          76,504
     32,787   BEAGLE FUNDING LLC++           2.50     07/01/2008          32,787
     57,972   CHEYNE FINANCE
              LLC+++/-####(i)(a)             6.40     02/25/2008          41,740
     44,585   CHEYNE FINANCE
              LLC+++/-####(i)(a)             6.48     05/19/2008          32,101
    655,745   CITIGROUP REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED
              SECURITIES (MATURITY
              VALUE $655,792)                2.60     07/01/2008         655,745
     98,362   CREDIT SUISSE FIRST BOSTON
              REPURCHASE AGREEMENT
              - 102% COLLATERALIZED BY
              MONEY MARKET SECURITIES
              (MATURITY VALUE $98,370)       3.00     07/01/2008          98,362
    382,518   DEUTSCHE BANK REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED
              SECURITIES (MATURITY
              VALUE $382,547)                2.70     07/01/2008         382,518
     16,394   ELYSIAN FUNDING LLC++          2.70     07/01/2008          16,394
     14,801   GOLDMAN SACHS & COMPANY
              REPURCHASE AGREEMENT
              - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $14,802)       2.40     07/01/2008          14,801
     71,039   ING (USA) ANNUITY & LIFE
              INSURANCE COMPANY+/-(i)        2.55     10/16/2008          71,039
    100,548   JPMORGAN CHASE REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MONEY MARKET
              SECURITIES (MATURITY
              VALUE $100,557)                3.10     07/01/2008         100,548
    169,401   JPMORGAN CHASE REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $169,414)      2.75     07/01/2008         169,401

                  68 Wells Fargo Advantage Variable Trust Funds


              Portfolio of Investments--June 30, 2008 (Unaudited)

VT LARGE COMPANY GROWTH FUND

                                           INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                  RATE        DATE          VALUE
-----------   -------------                --------   ----------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    98,362   LEHMAN BROTHERS REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MONEY MARKET
              SECURITIES (MATURITY
              VALUE $98,370)                 3.10%    07/01/2008   $      98,362
     54,645   LINKS FINANCE LLC+++/-         2.58     08/15/2008          54,527
     81,968   MAZARIN FUNDING
              CORPORATION+++/-               2.57     08/04/2008          81,863
      5,055   MORGAN STANLEY+/-              2.60     10/15/2008           5,051
     54,645   NORTHERN ROCK PLC+++/-         2.49     10/03/2008          54,485
     10,929   PALISADES INSURANCE
              COMPANY                        3.05     07/02/2008          10,928
     44,809   SHEFFIELD RECEIVABLES
              CORPORATION++                  3.00     07/07/2008          44,787
     33,880   STANFIELD VICTORIA FUNDING
              LLC+++/-####(i)(a)             5.73     04/03/2008          27,782
     54,645   STANFIELD VICTORIA FUNDING
              LLC+++/-####(i)(a)             5.95     02/15/2008          44,809
     14,208   THAMES ASSET GLOBAL
              SECURITIZATION #1
              INCORPORATED++                 3.00     07/07/2008          14,201
     27,323   TICONDEROGA FUNDING
              LIMITED++                      2.43     07/02/2008          27,321
     27,323   UNICREDITO ITALIANO BANK
              (IRELAND)+++/-                 2.50     10/14/2008          27,314
     27,323   UNICREDITO ITALIANO BANK
              (IRELAND) SERIES LIB+++/-      2.48     10/08/2008          27,314
     27,323   VICTORIA FINANCE
              LLC+++/-####(i)(a)             2.55     08/07/2008          22,405
     46,995   VICTORIA FINANCE
              LLC+++/-####(i)(a)             2.83     07/28/2008          38,536
     54,645   WHITE PINE FINANCE
              LLC+++/-####(i)(a)             5.43     02/22/2008          50,105
                                                                       3,156,688
                                                                   -------------
TOTAL COLLATERAL FOR SECURITIES LENDING
(COST $ 3,521,115)                                                     3,482,375
                                                                   -------------

   SHARES
-----------
SHORT-TERM INVESTMENTS: 1.04%
    807,422   WELLS FARGO ADVANTAGE
              MONEY MARKET TRUST~+++                                     807,422
TOTAL SHORT-TERM INVESTMENTS (COST $807,422)                             807,422
                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $80,688,161)*                         104.53%                $  81,220,882
OTHER ASSETS AND LIABILITIES, NET            (4.53)                   (3,521,826)
                                            ------                 -------------
TOTAL NET ASSETS                            100.00%                $  77,699,056
                                            ------                 -------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(i)  Illiquid security.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $807,422.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Variable Trust Funds 69


              Portfolio of Investments--June 30, 2008 (Unaudited)

VT MONEY MARKET FUND

                                           INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                  RATE        DATE          VALUE
-----------   -------------                --------   ----------   -------------
CERTIFICATES OF DEPOSIT: 6.36%
$   500,000   ALLIED IRISH BANKS
              (NEW YORK)                     2.86%    09/09/2008   $     500,000
    500,000   BANK OF SCOTLAND PLC
              (NEW YORK)+/-                  2.83     11/10/2008         500,000
    500,000   CALYON (NEW YORK)              4.03     07/14/2008         500,000
    250,000   FORTIS BANK (NEW YORK)         2.80     10/17/2008         250,000
    500,000   NATIXIS (NEW YORK)             2.80     08/06/2008         500,000
    500,000   NATIXIS
              (NEW YORK)+/-ss.               2.90     04/01/2010         500,000
    250,000   ROYAL BANK OF SCOTLAND
              (NEW YORK)+/-                  2.40     07/03/2008         249,998
    250,000   US BANK NATIONAL
              ASSOCIATION                    2.86     04/20/2009         250,000

TOTAL CERTIFICATES OF DEPOSIT (COST $3,249,998)                       3,249,998
                                                                   -------------
COMMERCIAL PAPER: 51.09%
    250,000   ABN AMRO NORTH AMERICA
              FINANCE INCORPORATED           2.75     08/08/2008         249,274
    250,000   ALPINE SECURITIZATION
              CORPORATION++                  2.55     07/24/2008         249,593
    250,000   ALPINE SECURITIZATION
              CORPORATION++                  2.72     08/06/2008         249,320
    250,000   AMERICAN EXPRESS CREDIT        2.98     07/08/2008         249,855
  1,000,000   AMSTEL FUNDING
              CORPORATION++                  3.00     07/01/2008       1,000,000
    500,000   AMSTEL FUNDING
              CORPORATION++                  2.58     07/02/2008         499,964
    400,000   ANZ NATIONAL INTERNATIONAL
              LIMITED++                      2.77     08/07/2008         398,863
    250,000   ANZ NATIONAL INTERNATIONAL
              LIMITED++                      3.04     04/20/2009         243,814
    500,000   ASB FINANCE LIMITED
              LONDON++                       2.75     08/04/2008         498,701
    500,000   ASB FINANCE LIMITED
              LONDON++                       2.75     09/05/2008         497,479
    509,000   ASPEN FUNDING
              CORPORATION++                  2.92     07/02/2008         508,959
  1,000,000   ATLANTIS ONE FUNDING++         3.00     07/01/2008       1,000,000
    250,000   BARCLAYS US FUNDING LLC        3.01     08/28/2008         248,790
    500,000   BELMONT FUNDING LLC++          3.00     07/01/2008         500,000
    500,000   BELMONT FUNDING LLC++          2.75     09/08/2008         497,365
    500,000   CAFCO LLC++                    2.67     09/04/2008         497,590
    250,000   CAISSE NATIONALE DES
              CAISSES++                      2.97     10/21/2008         247,690
    500,000   CHARTA LLC++                   2.75     07/23/2008         499,160
    250,000   CHARTA LLC++                   2.64     08/26/2008         248,973
    500,000   CIESCO LLC++                   2.90     07/25/2008         499,033
    250,000   CIESCO LLC++                   2.80     09/18/2008         248,464
    250,000   CITIBANK CREDIT CARD ISSUE
              TRUST++                        2.80     09/12/2008         248,581
    500,000   CITIBANK OMNI MASTER
              TRUST++                        3.12     07/09/2008         499,653
    250,000   CITIBANK OMNI MASTER
              TRUST++                        3.25     07/25/2008         249,458
    500,000   CLIPPER RECEIVABLES
              COMPANY LLC++                  3.00     07/03/2008         499,917
    500,000   CLIPPER RECEIVABLES
              COMPANY LLC++                  3.00     07/07/2008         499,750
    250,000   CRC FUNDING LLC++              2.65     07/30/2008         249,466
    250,000   CRC FUNDING LLC++              2.65     08/08/2008         249,301
    250,000   DEXIA DELAWARE LLC             2.66     08/11/2008         249,244
    300,000   DNB NOR BANK ASA++             3.69     07/07/2008         299,816
    250,000   DNB NOR BANK ASA++             2.75     08/04/2008         249,351
    400,000   ENTERPRISE FUNDING LLC++       2.75     08/05/2008         398,931
    250,000   EUREKA SECURITIZATION
              PLC++                          2.89     07/11/2008         249,799
    250,000   FAIRWAY FINANCE
              CORPORATION++                  2.85     07/16/2008         249,703
    250,000   FALCON ASSET
              SECURITIZATION COMPANY
              LLC++                          2.56     07/07/2008         249,893
    250,000   FORTIS FUNDING LLC++           2.67     10/07/2008         248,186
  1,000,000   GALLEON CAPITAL LLC++          3.03     07/07/2008         999,495
    500,000   GEMINI SECURITIZATION
              CORPORATION LLC++              2.97     07/30/2008         498,804
    250,000   GEMINI SECURITIZATION
              CORPORATION LLC++              2.68     09/02/2008         248,828
    300,000   GOVCO LLC++                    2.70     07/14/2008         299,708
    500,000   GOVCO LLC++                    2.89     07/21/2008         499,197
    500,000   GOVCO LLC++                    2.72     11/17/2008         494,749
    500,000   KBC FINANCE PRODUCTION
              INTERNATIONAL LIMITED++        2.72     09/17/2008         497,053
    500,000   MAZARIN FUNDING
              CORPORATION++                  2.60     07/02/2008         499,964

                  70 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT MONEY MARKET FUND

                                           INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                  RATE        DATE          VALUE
-----------   -------------                --------   ----------   -------------
COMMERCIAL PAPER (continued)
$   250,000   MAZARIN FUNDING
              CORPORATION++                  2.60%    07/03/2008   $     249,964
    500,000   NIEUW AMSTERDAM
              RECEIVABLES++                  2.95     07/02/2008         499,959
    250,000   OLD LINE FUNDING LLC++         2.80     07/02/2008         249,981
    250,000   PICAROS FUNDING LLC++          2.97     07/24/2008         249,526
    500,000   PRUDENTIAL PLC++               2.92     07/29/2008         498,864
    250,000   PRUDENTIAL PLC++               2.70     08/07/2008         249,306
    500,000   PRUDENTIAL PLC++               2.65     08/27/2008         497,902
    500,000   REGENCY MARKETS #1 LLC++       2.72     08/15/2008         498,300
    500,000   SCALDIS CAPITAL LLC++          2.79     07/10/2008         499,651
    250,000   SCALDIS CAPITAL LLC++          2.80     07/15/2008         249,728
    250,000   SHEFFIELD RECEIVABLES++        2.75     07/11/2008         249,809
    250,000   SOCIETE GENERALE NORTH
              AMERICA                        2.79     09/02/2008         248,779
    250,000   STADSHYPOTEK DELAWARE++        2.70     08/04/2008         249,363
    250,000   SURREY FUNDING
              CORPORATION++                  2.70     07/02/2008         249,981
    250,000   SURREY FUNDING
              CORPORATION++                  2.85     07/03/2008         249,960
    500,000   SURREY FUNDING
              CORPORATION++                  2.85     07/16/2008         499,406
    250,000   SWEDBANK MORTGAGE AB           4.36     07/08/2008         249,788
    250,000   THUNDER BAY FUNDING LLC++      2.55     07/16/2008         249,734
    500,000   TULIP FUNDING
              CORPORATION++                  2.95     07/07/2008         499,754
    500,000   VERSAILLES COMMERCIAL
              PAPER LLC++                    3.25     07/03/2008         499,910
  1,000,000   YORKTOWN CAPITAL LLC++         2.90     07/23/2008         998,228
    250,000   YORKTOWN CAPITAL LLC++         2.70     08/07/2008         249,306
TOTAL COMMERCIAL PAPER (COST $26,098,933)                             26,098,933
                                                                   -------------
CORPORATE BONDS & NOTES: 3.76%
    300,000   BES FINANCE LIMITED+/-++       2.52     03/02/2009         300,000
    500,000   DNB NOR BANK ASA+/-++          2.49     03/25/2009         500,000
    500,000   FLORIDA HURRICANE
              CATASTROPHE+/-                 2.68     12/12/2008         500,000
    500,000   INTESA BANK IRELAND
              PLC+/-++                       2.49     03/25/2009         500,000
    120,000   MORGAN STANLEY+/-              2.19     09/15/2008         119,864
TOTAL CORPORATE BONDS & NOTES (COST $1,919,864)                        1,919,864
                                                                   -------------
EXTENDABLE BONDS: 7.93%
  1,000,000   BANK OF IRELAND+/-++           2.96     07/02/2009       1,000,000
    300,000   BASF FINANCE EUROPE
              NV+/-++                        2.81     07/20/2009         300,000
    250,000   CAISSE NATIONALE+/-++          2.69     06/10/2009         250,000
    250,000   COMMONWEALTH BANK
              AUSTRALIA+/-++                 2.88     05/01/2009         250,000
    500,000   GENERAL ELECTRIC CAPITAL
              CORPORATION+/-                 2.47     06/09/2009         500,000
    250,000   IBM INTERNATIONAL GROUP
              CAPITAL+/-++                   2.87     06/26/2009         250,000
    250,000   ING USA GLOBAL
              FUNDING+/-(i)                  3.14     07/17/2009         250,000
    500,000   RABOBANK NEDERLAND+/-          2.89     06/09/2009         500,000
    250,000   ROYAL BANK OF
              CANADA+/-++                    3.23     07/15/2009         250,000
    250,000   SVENSKA HANDELSBANKEN
              AB+/-++                        3.20     05/26/2009         250,000
    250,000   WACHOVIA BANK+/-               2.91     05/01/2009         250,000
TOTAL EXTENDABLE BONDS (COST $4,050,000)                               4,050,000
                                                                   -------------
MEDIUM TERM NOTES: 7.73%
    500,000   BNP PARIBAS+/-                 2.77     09/16/2008         500,000
    500,000   MERRILL LYNCH & COMPANY+/-     2.62     03/24/2009         500,000
    200,000   MERRILL LYNCH & COMPANY+/-     2.62     03/18/2009         200,000
  1,000,000   NORDEA BANK AB+/-++            2.47     09/10/2008       1,000,000
  1,000,000   NORTHERN ROCK PLC+/-++         2.77     10/08/2008       1,000,000
    500,000   PREMIUM ASSET TRUST SERIES
              04-10+/-                       2.56     12/12/2008         500,000
    250,000   ROYAL BANK OF SCOTLAND
              GROUP PLC+/-++                 2.96     09/18/2008         250,000
TOTAL MEDIUM TERM NOTES (COST $3,950,000)                              3,950,000
                                                                   -------------

                 Wells Fargo Advantage Variable Trust Funds 71


              Portfolio of Investments--June 30, 2008 (Unaudited)

VT MONEY MARKET FUND

                                           INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                  RATE        DATE          VALUE
-----------   -------------                --------   ----------   -------------
MUNICIPAL BONDS & NOTES: 1.91%
$   500,000   JOHNSON CITY TN HEALTH &
              EDUCATIONAL FACILITIES
              SERIES B (EDUCATIONAL
              FACILITIES
              REVENUE, REGIONS
              BANK)+/-ss.                    2.55%    07/01/2033   $     500,000
    475,000   MISSISSIPPI STATE TAXABLE
              NISSAN PROJECT A (GO
              UNLIMITED,
              BANK OF AMERICA NA
              LOC)+/-ss.                     2.51     11/01/2028         474,978
TOTAL MUNICIPAL BONDS & NOTES (COST $974,978)                            974,978
                                                                   -------------
SECURED MASTER NOTE AGREEMENT: 3.62%
    887,000   BANK OF AMERICA SECURITIES
              LLC+/-ss.(e)                   2.63         --             887,000
    963,000   CITIGROUP GLOBAL MARKETS
              INCORPORATED+/-ss.(e)          2.63         --             963,000
TOTAL SECURED MASTER NOTE AGREEMENT (COST $1,850,000)                  1,850,000
                                                                   -------------
REPURCHASE AGREEMENTS: 9.70%
  1,000,000   BANK OF AMERICA NA - 102%
              COLLATERALIZED BY US
              GOVERNMENT SECURITIES
              (MATURITY VALUE
              $1,000,074)                    2.65     07/01/2008       1,000,000
  1,000,000   CREDIT SUISSE FIRST BOSTON
              CORPORATION - 102%
              COLLATERALIZED BY
              US GOVERNMENT SECURITIES
              (MATURITY VALUE
              $1,000,083)                    3.00     07/01/2008       1,000,000
    955,000   GREENWICH CAPITAL MARKET
              INCORPORATED - 102%
              COLLATERALIZED BY
              US GOVERNMENT SECURITIES
              (MATURITY VALUE $955,069)      2.60     07/01/2008         955,000
  1,000,000   JPMORGAN SECURITIES - 102%
              COLLATERALIZED BY US
              GOVERNMENT SECURITIES
              (MATURITY VALUE
              $1,000,086)                    3.10     07/01/2008       1,000,000
  1,000,000   LEHMAN BROTHERS COMMERCIAL
              - 102% COLLATERALIZED BY
              US GOVERNMENT SECURITIES
              (MATURITY VALUE 2%
              $1,000,086)                    3.10     07/01/2008       1,000,000
TOTAL REPURCHASE AGREEMENTS (COST $4,955,000)                          4,955,000
                                                                   -------------
TIME DEPOSITS: 7.83%
  1,000,000   ALLIED IRISH BANKS PLC         3.25     07/01/2008       1,000,000
  1,000,000   BANK OF SCOTLAND LONDON        3.25     07/01/2008       1,000,000
  1,000,000   BNP PARIBAS PARIS              3.60     07/01/2008       1,000,000
  1,000,000   DANSKE BANK AS COPENHAGEN      3.25     07/01/2008       1,000,000
TOTAL TIME DEPOSITS (COST $4,000,000)                                  4,000,000
                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $51,048,773)*                         99.93%                 $  51,048,773
OTHER ASSETS AND LIABILITIES, NET            0.07                         34,219
                                           ------                  -------------
TOTAL NET ASSETS                           100.00%                 $  51,082,992
                                           ------                  -------------

----------
+/-  Variable rate investments.

(i)  Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

ss. These securities are subject to a demand feature which reduces the effective maturity.

(e)  The security is a private placement with no stated maturity date.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  72 Wells Fargo Advantage Variable Trust Funds


              Portfolio of Investments--June 30, 2008 (Unaudited)

VT OPPORTUNITY FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
COMMON STOCKS: 86.50%
AMUSEMENT & RECREATION SERVICES: 1.08%
    286,000   INTERNATIONAL GAME TECHNOLOGY                        $   7,144,280
                                                                   -------------
APPAREL & ACCESSORY STORES: 1.14%
    250,000   NORDSTROM INCORPORATED<<                                 7,575,000
                                                                   -------------
BIOPHARMACEUTICALS: 1.17%
    102,000   GENENTECH INCORPORATED+                                  7,741,800
                                                                   -------------
BUSINESS SERVICES: 10.31%
    240,000   AKAMAI TECHNOLOGIES INCORPORATED<<+                      8,349,600
    745,000   CADENCE DESIGN SYSTEMS INCORPORATED<<+                   7,524,500
    190,000   ELECTRONIC ARTS INCORPORATED+                            8,441,700
    365,000   IMS HEALTH INCORPORATED                                  8,504,500
  1,030,000   INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<            8,858,000
    330,000   NCR CORPORATION+                                         8,316,000
    198,100   OMNICOM GROUP INCORPORATED                               8,890,728
    460,000   RED HAT INCORPORATED+                                    9,517,400
                                                                      68,402,428
                                                                   -------------
CHEMICALS & ALLIED PRODUCTS: 5.86%
    182,850   AMGEN INCORPORATED+                                      8,623,206
    192,500   AVERY DENNISON CORPORATION                               8,456,525
    165,000   CLOROX COMPANY                                           8,613,000
    140,000   PRAXAIR INCORPORATED                                    13,193,600
                                                                      38,886,331
                                                                   -------------
COMMUNICATIONS: 4.44%
    375,000   CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP
              CLASS A+                                                 8,475,000
    462,000   COMCAST CORPORATION CLASS A                              8,667,120
    161,000   LIBERTY MEDIA CORPORATION - ENTERTAINMENT CLASS A+       3,901,030
    570,000   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+          8,413,200
                                                                      29,456,350
                                                                   -------------
DEPOSITORY INSTITUTIONS: 4.65%
    190,000   BANK OF NEW YORK MELLON CORPORATION                      7,187,700
    280,000   BB&T CORPORATION<<                                       6,375,600
    206,000   CITIGROUP INCORPORATED                                   3,452,560
    120,000   JPMORGAN CHASE & COMPANY                                 4,117,200
    155,000   TORONTO-DOMINION BANK                                    9,766,353
                                                                      30,899,413
                                                                   -------------
EATING & DRINKING PLACES: 0.53%
    110,000   DARDEN RESTAURANTS INCORPORATED                          3,513,400
                                                                   -------------
ELECTRIC, GAS & SANITARY SERVICES: 0.42%
     94,500   REPUBLIC SERVICES INCORPORATED                           2,806,650
                                                                   -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT: 9.43%
  4,885,000   ARM HOLDINGS PLC                                         8,294,914
    900,000   FLEXTRONICS INTERNATIONAL LIMITED<<+                     8,460,000
    320,000   MICROSEMI CORPORATION<<                                  8,057,600
    355,000   MOLEX INCORPORATED CLASS A                               8,133,050
    405,000   NETAPP INCORPORATED+                                     8,772,300

                  Wells Fargo Advantage Variable Trust Funds 73


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT OPPORTUNITY FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT (continued)
  1,190,000   ON SEMICONDUCTOR CORPORATION<<+                      $  10,912,300
    408,100   POLYCOM INCORPORATED<<+                                  9,941,316
                                                                      62,571,480
                                                                   -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
RELATED SERVICES: 1.75%
    285,000   ACCENTURE LIMITED CLASS A                               11,605,200
                                                                   -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
TRANSPORTATION EQUIPMENT: 1.39%
    195,000   ILLINOIS TOOL WORKS INCORPORATED                         9,264,450
                                                                   -------------
FOOD & KINDRED PRODUCTS: 1.13%
    267,800   PEPSI BOTTLING GROUP INCORPORATED                        7,476,976
                                                                   -------------
FORESTRY: 0.96%
    124,985   WEYERHAEUSER COMPANY                                     6,391,733
                                                                   -------------
GENERAL MERCHANDISE STORES: 2.33%
    180,000   JCPENNEY COMPANY INCORPORATED                            6,532,200
    192,000   TARGET CORPORATION                                       8,926,080
                                                                      15,458,280
                                                                   -------------
HEALTH SERVICES: 1.29%
  1,315,000   HEALTH MANAGEMENT ASSOCIATION INCORPORATED
              CLASS A<<                                                8,560,650
                                                                   -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.99%
    175,000   DOVER CORPORATION                                        8,464,750
    245,000   PALL CORPORATION                                         9,721,600
    435,000   SEAGATE TECHNOLOGY                                       8,321,550
                                                                      26,507,900
                                                                   -------------
INSURANCE CARRIERS: 2.94%
    120,000   ACE LIMITED                                              6,610,800
    830,000   MGIC INVESTMENT CORPORATION<<                            5,071,300
    175,000   RENAISSANCERE HOLDINGS LIMITED                           7,817,250
                                                                      19,499,350
                                                                   -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 6.35%
    285,000   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP             9,541,800
    135,000   COOPER COMPANIES INCORPORATED<<                          5,015,250
    240,000   RESMED INCORPORATED<<+                                   8,577,600
    151,000   ROCKWELL AUTOMATION INCORPORATED                         6,603,230
    192,500   WATERS CORPORATION+                                     12,416,250
                                                                      42,154,130
                                                                   -------------
MEDICAL EQUIPMENT & SUPPLIES: 1.21%
    155,000   MEDTRONIC INCORPORATED                                   8,021,250
                                                                   -------------
MEDICAL PRODUCTS: 1.02%
    100,000   ZIMMER HOLDINGS INCORPORATED+                            6,805,000
                                                                   -------------
METAL MINING: 1.15%
     65,000   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED
              CLASS B                                                  7,617,350
                                                                   -------------
MISCELLANEOUS RETAIL: 2.58%
    168,000   CVS CAREMARK CORPORATION                                 6,647,760
    440,000   STAPLES INCORPORATED                                    10,450,000
                                                                      17,097,760
                                                                   -------------

                  74 Wells Fargo Advantage Variable Trust Funds


              Portfolio of Investments--June 30, 2008 (Unaudited)

VT OPPORTUNITY FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.28%
    255,000   J.B. HUNT TRANSPORT SERVICES INCORPORATED<<          $   8,486,400
                                                                   -------------
OIL & GAS EXTRACTION: 9.55%
    121,611   HALLIBURTON COMPANY                                      6,453,896
    138,000   TRANSOCEAN INCORPORATED+                                21,029,820
    560,000   WEATHERFORD INTERNATIONAL LIMITED+                      27,770,400
    118,400   XTO ENERGY INCORPORATED                                  8,111,584
                                                                      63,365,700
                                                                   -------------
PERSONAL SERVICES: 0.73%
    185,000   REGIS CORPORATION                                        4,874,750
                                                                   -------------
PRIMARY METAL INDUSTRIES: 1.27%
    112,805   NUCOR CORPORATION                                        8,423,149
                                                                   -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.25%
    200,000   E.W. SCRIPPS COMPANY CLASS A<<                           8,308,000
                                                                   -------------
REAL ESTATE: 1.04%
    105,000   DJ WILSHIRE REIT ETF                                     6,909,000
                                                                   -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
SERVICES: 0.86%
    236,900   INVESCO LIMITED                                          5,680,862
                                                                   -------------
TRANSPORTATION BY AIR: 1.11%
    385,000   TAM SA ADR<<+                                            7,361,200
                                                                   -------------
TRANSPORTATION EQUIPMENT: 1.21%
    280,000   JOHNSON CONTROLS INCORPORATED                            8,030,400
                                                                   -------------
WATER TRANSPORTATION: 1.08%
    320,000   ROYAL CARIBBEAN CRUISES LIMITED<<                        7,190,400
                                                                   -------------
TOTAL COMMON STOCKS (COST $540,583,832)                              574,087,022
                                                                   -------------
INVESTMENT COMPANIES: 5.66%
STOCK FUNDS: 5.66%
     55,000   ISHARES RUSSELL MIDCAP INDEX FUND<<                      5,270,100
     70,000   ISHARES S&P MIDCAP 400 INDEX FUND                        5,705,000
     80,000   ISHARES S&P SMALLCAP 600 INDEX FUND<<                    4,813,600
     58,000   MIDCAP SPDR TRUST SERIES 1<<                             8,647,800
    120,000   VANGUARD TOTAL STOCK MARKET ETF                          7,690,800
     65,000   VANGUARD UTILITIES ETF                                   5,468,266
                                                                      37,595,566
                                                                   -------------
TOTAL INVESTMENT COMPANIES (COST $35,855,139)                         37,595,566
                                                                   -------------
RIGHTS: 0.00%
    230,000   SEAGATE TECHNOLOGY RIGHTS+(a)(i)                                 0
TOTAL RIGHTS (COST $0)                                                         0
                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 16.69%

                  Wells Fargo Advantage Variable Trust Funds 75


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT OPPORTUNITY FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.56%
  2,329,053   BlackRock Temporary #24 Money Market Fund            $   2,329,053
  2,676,672   Daily Assets Fund Institutional                          2,676,672
  2,676,672   Dreyfus Cash Management Fund                             2,676,672
  2,676,672   Short-Term Investment Company Money Market Fund          2,676,672
                                                                      10,359,069
                                                                   -------------

                                           INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                  RATE        DATE
-----------   -------------                --------   ----------
COLLATERAL INVESTED IN OTHER
ASSETS: 15.13%
$   869,049   BANCO SANTANDER TOTTA
              LOAN+++/-                      2.48%    10/15/2008   $     868,611
 19,466,708   BANK OF AMERICA REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE
              $19,468,141)                   2.65     07/01/2008      19,466,708
    521,430   BANK OF AMERICA REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $521,463)      2.25     07/01/2008         521,430
    869,049   BANK OF IRELAND+++/-           2.67     10/14/2008         868,705
  2,016,195   BANK OF IRELAND                3.30     07/01/2008       2,016,195
  2,815,720   BANK OF IRELAND                3.75     07/01/2008       2,815,720
  2,433,339   BARCLAYS REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED
              SECURITIES (MATURITY VALUE
              $2,433,491)                    2.25     07/01/2008       2,433,339
  1,042,859   BEAGLE FUNDING LLC++           2.50     07/01/2008       1,042,859
  1,843,916   CHEYNE FINANCE
              LLC(a)(i)+++/-####             6.40     02/25/2008       1,327,620
  1,418,120   CHEYNE FINANCE
              LLC(a)(i)+++/-####             6.48     05/19/2008       1,021,046
 20,857,187   CITIGROUP REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED
              SECURITIES (MATURITY VALUE
              $20,858,693)                   2.60     07/01/2008      20,857,187
  3,128,578   CREDIT SUISSE FIRST BOSTON
              REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MONEY MARKET SECURITIES
              (MATURITY VALUE
              $3,128,839)                    3.00     07/01/2008       3,128,578
 12,166,693   DEUTSCHE BANK REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED
              SECURITIES (MATURITY VALUE
              $12,167,606)                   2.70     07/01/2008      12,166,693
    521,430   ELYSIAN FUNDING LLC++          2.70     07/01/2008         521,430
    470,781   GOLDMAN SACHS & COMPANY
              REPURCHASE AGREEMENT
              - 102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $470,812)      2.40     07/01/2008         470,781
  2,259,529   ING (USA) ANNUITY & LIFE
              INSURANCE COMPANY(i)+/-        2.55     10/16/2008       2,259,529
  3,198,102   JPMORGAN CHASE REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MONEY MARKET SECURITIES
              (MATURITY VALUE $3,198,377)    3.10     07/01/2008       3,198,102
  5,388,107   JPMORGAN CHASE REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE
              $5,388,519)                    2.75     07/01/2008       5,388,107
  3,128,578   LEHMAN BROTHERS REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY MONEY
              MARKET SECURITIES
              (MATURITY VALUE
              $3,128,847)                    3.10     07/01/2008       3,128,578
  1,738,099   LINKS FINANCE LLC+++/-         2.58     08/15/2008       1,734,331
  2,607,148   MAZARIN FUNDING
              CORPORATION+++/-               2.57     08/04/2008       2,603,792
    160,774   MORGAN STANLEY+/-              2.60     10/15/2008         160,653
  1,738,099   NORTHERN ROCK PLC+++/-         2.49     10/03/2008       1,733,001
    347,620   PALISADES INSURANCE
              COMPANY                        3.05     07/02/2008         347,590
  1,425,241   SHEFFIELD RECEIVABLES
              CORPORATION++                  3.00     07/07/2008       1,424,529
  1,077,621   STANFIELD VICTORIA FUNDING
              LLC(a)(i)+++/-####             5.73     04/03/2008         883,650
  1,738,099   STANFIELD VICTORIA FUNDING
              LLC(a)(i)+++/-####             5.95     02/15/2008       1,425,241
    451,906   THAMES ASSET GLOBAL
              SECURITIZATION #1
              INCORPORATED++                 3.00     07/07/2008         451,680
    869,049   TICONDEROGA FUNDING
              LIMITED++                      2.43     07/02/2008         868,991
    869,049   UNICREDITO ITALIANO BANK
              (IRELAND)+++/-                 2.50     10/14/2008         868,758
    869,049   UNICREDITO ITALIANO BANK
              (IRELAND) SERIES LIB+++/-      2.48     10/08/2008         868,772
    869,049   VICTORIA FINANCE
              LLC(a)(i)+++/-####             2.55     08/07/2008         712,621
  1,494,765   VICTORIA FINANCE
              LLC(a)(i)+++/-####             2.83     07/28/2008       1,225,707
  1,738,099   WHITE PINE FINANCE
              LLC(a)(i)+++/-####             5.43     02/22/2008       1,593,837
                                                                     100,404,371
                                                                   -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $112,284,281)          110,763,440
                                                                   -------------

                  76 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT OPPORTUNITY FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
SHORT-TERM INVESTMENTS: 9.32%

MUTUAL FUNDS: 8.11%
53,846,025    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++         $  53,846,025

US TREASURY BILLS: 1.21%
  3,000,000   US TREASURY BILL<<##                                     2,999,763
  5,000,000   US Treasury Bill<<##                                     4,996,089
                                                                       7,995,852
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS (COST $61,841,952)                       61,841,877
                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $750,565,204)*                        118.17%                $ 784,287,905
Other Assets and Liabilities, Net           (18.17)                 (120,605,517)
                                            ------                 -------------
TOTAL NET ASSETS                            100.00%                $ 663,682,388
                                            ------                 -------------

----------
<<   All or a portion of this security is on loan.

+    Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $53,846,025.

##   Zero coupon bond. Interest rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Variable Trust Funds 77


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT SMALL CAP GROWTH FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
COMMON STOCKS: 100.54%
AMUSEMENT & RECREATION SERVICES: 1.52%
     92,100   WMS INDUSTRIES INCORPORATED<<                        $   2,741,817
                                                                   -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.73%
    125,776   WRIGHT EXPRESS CORPORATION+                              3,119,245
                                                                   -------------
BIOPHARMACEUTICALS: 0.55%
     87,942   APPLERA CORPORATION-CELERA GROUP+                          999,021
                                                                   -------------
BUSINESS SERVICES: 24.01%
     49,139   BANKRATE INCORPORATED+<<                                 1,919,861
     75,557   DEALERTRACK HOLDINGS INCORPORATED+<<                     1,066,109
     43,800   DIGITAL RIVER INCORPORATED+<<                            1,689,804
     40,356   EPICOR SOFTWARE CORPORATION+                               278,860
     68,800   FORRESTER RESEARCH INCORPORATED+                         2,124,544
    114,700   GARTNER INCORPORATED+<<                                  2,376,584
    259,220   GLOBAL CASH ACCESS INCORPORATED+<<                       1,778,249
    152,000   INTERNAP NETWORK SERVICES+<<                               711,360
    336,500   LAWSON SOFTWARE INCORPORATED+<<                          2,446,355
    238,474   MARCHEX INCORPORATED CLASS B                             2,938,000
     59,700   OMNITURE INCORPORATED+                                   1,108,629
    397,520   ON ASSIGNMENT INCORPORATED+                              3,188,110
    117,100   RSC HOLDINGS INCORPORATED+<<                             1,084,346
    143,100   SAPIENT CORPORATION+                                       918,702
    355,483   SECURE COMPUTING CORPORATION+<<                          1,471,700
     90,887   SI INTERNATIONAL INCORPORATED+                           1,903,174
    610,436   SKILLSOFT PLC ADR+                                       5,518,341
    252,571   SYKES ENTERPRISES INCORPORATED+                          4,763,489
    116,758   SYNCHRONOSS TECHNOLOGIES INCORPORATED+<<                 1,054,325
    126,651   TELETECH HOLDINGS INCORPORATED+                          2,527,954
    141,032   THE KNOT INCORPORATED+<<                                 1,379,293
     70,656   VALUECLICK INCORPORATED+                                 1,070,438
                                                                      43,318,227
                                                                   -------------
CHEMICALS & ALLIED PRODUCTS: 3.76%
     40,550   INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<            1,345,044
     75,600   NOVEN PHARMACEUTICALS INCORPORATED+                        808,164
    238,833   SCIELE PHARMA INCORPORATED+<<                            4,621,419
                                                                       6,774,627
                                                                   -------------
COMMUNICATIONS: 4.86%
     90,200   CBEYOND INCORPORATED+<<                                  1,445,004
    280,900   CENTENNIAL COMMUNICATIONS CORPORATION+<<                 1,963,491
     92,300   LIVE NATION INCORPORATED+<<                                976,534
    103,423   LODGENET ENTERTAINMENT CORPORATION+<<                      507,807
    154,488   NOVATEL WIRELESS INCORPORATED+<<                         1,719,451
    338,300   PAETEC HOLDING CORPORATION+                              2,148,205
                                                                       8,760,492
                                                                   -------------
E-COMMERCE/SERVICES: 2.02%
    267,504   GSI COMMERCE INCORPORATED+<<                             3,646,080
                                                                   -------------
EATING & DRINKING PLACES: 0.97%
     47,000   JACK IN THE BOX INCORPORATED+<<                          1,053,270
     78,100   TEXAS ROADHOUSE INCORPORATED CLASS A+<<                    700,557
                                                                       1,753,827
                                                                   -------------

                  78 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT SMALL CAP GROWTH FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT: 11.62%
     31,200   ACUITY BRANDS INCORPORATED                           $   1,500,096
    235,254   INFORMATION SERVICES GROUP INCORPORATED+<<               1,129,219
    138,220   MICROSEMI CORPORATION<<                                  3,480,380
    473,600   PMC-SIERRA INCORPORATED+                                 3,623,040
     49,250   POLYPORE INTERNATIONAL INCORPORATED+                     1,247,503
     64,741   POWER INTEGRATIONS INCORPORATED+                         2,046,463
     34,500   REGAL-BELOIT CORPORATION                                 1,457,625
    152,538   SOLERA HOLDINGS INCORPORATED+                            4,219,201
     35,265   SYNAPTICS INCORPORATED+<<                                1,330,548
     74,849   UNIVERSAL DISPLAY CORPORATION<<                            922,140
                                                                      20,956,215
                                                                   -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
RELATED SERVICES: 6.05%
     65,659   ADVISORY BOARD COMPANY+                                  2,582,368
     17,850   IHS INCORPORATED+                                        1,242,360
    233,466   RESOURCES CONNECTION INCORPORATED+                       4,751,033
     44,200   WATSON WYATT & COMPANY HOLDINGS                          2,337,738
                                                                      10,913,499
                                                                   -------------
FINANCIAL INSTITUTIONS: 0.68%
     80,600   DOLLAR FINANCIAL CORPORATION+<<                          1,217,866
                                                                   -------------
FOOD & KINDRED PRODUCTS: 0.42%
    153,803   SENOMYX INCORPORATED+<<                                    758,249
                                                                   -------------
HEALTH SERVICES: 1.77%
    115,094   INVENTIV HEALTH INCORPORATED+<<                          3,198,462
                                                                   -------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.60%
    108,000   HHGREGG INCORPORATED+<<                                  1,080,000
                                                                   -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.70%
    289,991   GREAT WOLF RESORTS INCORPORATED+<<                       1,267,261
                                                                   -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.96%
    104,210   ACTUANT CORPORATION CLASS A<<                            3,266,984
     67,672   GARDNER DENVER INCORPORATED+                             3,843,770
     35,557   KAYDON CORPORATION<<                                     1,827,985
                                                                       8,938,739
                                                                   -------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.21%
     21,914   EHEALTH INCORPORATED+<<                                    387,001
                                                                   -------------
INSURANCE CARRIERS: 2.65%
     98,950   FIRST MERCURY FINANCIAL CORPORATION+                     1,745,478
     24,845   THE NAVIGATORS GROUP INCORPORATED+                       1,342,872
     79,700   TOWER GROUP INCORPORATED                                 1,688,843
                                                                       4,777,193
                                                                   -------------
LEGAL SERVICES: 1.64%
     43,209   FTI CONSULTING INCORPORATED+<<                           2,958,088
                                                                   -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS: 10.09%
    101,400   BRUKER BIOSCIENCES CORPORATION+                          1,302,990
     29,800   ESTERLINE TECHNOLOGIES CORPORATION                       1,467,948
    134,800   EV3 INCORPORATED+<<                                      1,277,904
    308,965   IXIA+                                                    2,147,307

                  Wells Fargo Advantage Variable Trust Funds 79


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT SMALL CAP GROWTH FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS (continued)
    118,345   SENORX INCORPORATED+                                 $     913,623
    100,400   SIRONA DENTAL SYSTEMS INCORPORATED+<<                    2,602,368
     76,626   SONOSITE INCORPORATED+<<                                 2,146,294
    173,122   SPECTRANETICS CORPORATION+                               1,706,983
    141,828   SYMMETRY MEDICAL INCORPORATED+                           2,300,450
     45,599   VARIAN INCORPORATED+                                     2,328,285
                                                                      18,194,152
                                                                   -------------
MEDICAL EQUIPMENT & SUPPLIES: 0.25%
     27,468   PSS WORLD MEDICAL INCORPORATED+                            447,728
                                                                   -------------
MEDICAL PRODUCTS: 1.07%
    158,700   VOLCANO CORPORATION+                                     1,936,140
                                                                   -------------
METAL FABRICATE, HARDWARE: 0.65%
     24,000   CHART INDUSTRIES INCORPORATED+                           1,167,360
                                                                   -------------
MOTION PICTURES: 1.63%
    129,264   CINEMARK HOLDINGS INCORPORATED<<                         1,688,188
    117,300   NATIONAL CINEMEDIA INCORPORATED                          1,250,418
                                                                       2,938,606
                                                                   -------------
OIL & GAS EXTRACTION: 3.16%
     22,100   BRIGHAM EXPLORATION COMPANY+                               349,843
     64,000   CONCHO RESOURCES INCORPORATED+                           2,387,200
     23,700   GOODRICH PETROLEUM CORPORATION+<<                        1,965,204
     43,400   VENOCO INCORPORATED+                                     1,007,314
                                                                       5,709,561
                                                                   -------------
PRIMARY METAL INDUSTRIES: 0.55%
     29,300   BELDEN CDT INCORPORATED<<                                  992,684
                                                                   -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 6.53%
    240,864   INNERWORKINGS INCORPORATED+<<                            2,880,733
    211,850   SHUTTERFLY INCORPORATED+<<                               2,586,689
    235,680   VISTAPRINT LIMITED+<<                                    6,306,797
                                                                      11,774,219
                                                                   -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
SERVICES: 1.38%
     84,708   EVERCORE PARTNERS INCORPORATED CLASS A<<                   804,726
     43,875   FCSTONE GROUP INCORPORATED+<<                            1,225,429
     51,200   GFI GROUP INCORPORATED+                                    461,312
                                                                       2,491,467
                                                                   -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.62%
     68,940   APOGEE ENTERPRISES INCORPORATED                          1,114,070
                                                                   -------------
TEXTILE MILL PRODUCTS: 0.76%
    109,900   INTERFACE INCORPORATED                                   1,377,047
                                                                   -------------
TRANSPORTATION BY AIR: 0.66%
     24,200   BRISTOW GROUP INCORPORATED                               1,197,658
                                                                   -------------
TRANSPORTATION EQUIPMENT: 0.76%
     33,800   POLARIS INDUSTRIES INCORPORATED<<                        1,364,844
                                                                   -------------

                  80 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT SMALL CAP GROWTH FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
TRANSPORTATION SERVICES: 1.06%
     34,700   HUB GROUP INCORPORATED CLASS A+<<                    $   1,184,311
    145,000   ORBITZ WORLDWIDE INCORPORATED+<<                           726,450
                                                                       1,910,761
                                                                   -------------
WHOLESALE TRADE-DURABLE GOODS: 0.65%
     73,600   INTERLINE BRANDS INCORPORATED+                           1,172,448
                                                                   -------------
TOTAL COMMON STOCKS (COST $206,347,779)                              181,354,654
                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 35.29%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 3.30%
  1,338,632   BLACKROCK TEMP FUND B #24 MONEY MARKET FUND              1,338,632
  1,538,428   DAILY ASSETS FUND INSTITUTIONAL                          1,538,428
  1,538,428   DREYFUS CASH MANAGEMENT FUND                             1,538,428
  1,538,428   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND          1,538,428
                                                                       5,953,916
                                                                   -------------

                                           INTEREST    MATURITY
 PRINCIPAL                                   RATE        DATE
-----------                                --------   ----------
COLLATERAL INVESTED IN OTHER ASSETS: 31.99%
$   499,490   BANCO SANTANDER TOTTA
              LOAN+++/-                      2.48%    10/15/2008         499,238
 11,188,565   BANK OF AMERICA REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE
              $11,189,389)                   2.65     07/01/2008      11,188,565
    299,694   BANK OF AMERICA REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $299,713)      2.25     07/01/2008         299,694
    499,490   BANK OF IRLAND+++/-            2.67     10/14/2008         499,292
  1,158,816   BANK OF IRELAND                3.30     07/01/2008       1,158,816
  1,618,346   BANK OF IRELAND                3.75     07/01/2008       1,618,346
  1,398,571   BARCLAYS REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE
              $1,398,658)                    2.25     07/01/2008       1,398,571
    599,387   BEAGLE FUNDING LLC++           2.50     07/01/2008         599,387
  1,059,798   CHEYNE FINANCE
              LLC+++/-####(a)(i)             6.40     02/25/2008         763,055
    815,070   CHEYNE FINANCE
              LLC+++/-####(a)(i)             6.48     05/19/2008         586,850
 11,987,748   CITIGROUP REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE
              $11,988,614)                   2.60     07/01/2008      11,987,748
  1,798,162   CREDIT SUISSE FIRST BOSTON
              REPURCHASE AGREEMENT -
              102% COLLATERALIZED BY
              MONEY MARKET SECURITIES
              (MATURITY VALUE
              $1,798,312)                    3.00     07/01/2008       1,798,162
  6,992,853   DEUTSCHE BANK REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE
              $6,993,107)                    2.70     07/01/2008       6,992,853
    299,694   ELYSIAN FUNDING LLC++          2.70     07/01/2008         299,694
    270,583   GOLDMAN SACHS & COMPANY
              REPURCHASE AGREEMENT -
              102% COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $270,601)      2.40     07/01/2008         270,583
  1,298,673   ING (USA) ANNUITY & LIFE
              INSURANCE COMPANY+/-(i)        2.55     10/16/2008       1,298,673
  1,838,121   JPMORGAN CHASE REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY MONEY
              MARKET SECURITIES
              (MATURITY VALUE
              $1,838,279)                    3.10     07/01/2008       1,838,121
  3,096,835   JPMORGAN CHASE REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE
              $3,097,072)                    2.75     07/01/2008       3,096,835
  1,798,162   LEHMAN BROTHERS REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY MONEY
              MARKET SECURITIES
              (MATURITY VALUE
              $1,798,317)                    3.10     07/01/2008       1,798,162
    998,979   LINKS FINANCE LLC+++/-         2.58     08/15/2008         996,813
  1,498,469   MAZARIN FUNDING
              CORPORATION+++/-               2.57     08/04/2008       1,496,539
     92,406   MORGAN STANLEY+/-              2.60     10/15/2008          92,336
    998,979   NORTHERN ROCK PLC+++/-         2.49     10/03/2008         996,049
    199,796   PALISADES INSURANCE
              COMPANY                        3.05     07/02/2008         199,779
    819,163   SHEFFIELD RECEIVABLES
              CORPORATION++                  3.00     07/07/2008         818,753

                  Wells Fargo Advantage Variable Trust Funds 81


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT SMALL CAP GROWTH FUND

                                           INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                  RATE        DATE          VALUE
-----------   -------------                --------   ----------   -------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   619,367   STANFIELD VICTORIA FUNDING
              LLC+++/-####(a)(i)             5.73%    04/03/2008   $     507,881
    998,979   STANFIELD VICTORIA FUNDING
              LLC+++/-####(a)(i)             5.95     02/15/2008         819,163
    259,735   THAMES ASSET GLOBAL
              SECURITIZATION #1
              INCORPORATED++                 3.00     07/07/2008         259,605
    499,490   TICONDEROGA FUNDING
              LIMITED++                      2.43     07/02/2008         499,456
    499,490   UNICREDITO ITALIANO BANK
              (IRELAND)+++/-                 2.50     10/14/2008         499,322
    499,490   UNICREDITO ITALIANO BANK
              (IRELAND) SERIES LIB+++/-      2.48     10/08/2008         499,330
    499,490   VICTORIA FINANCE
              LLC+++/-####(a)(i)             2.55     08/07/2008         409,581
    859,122   VICTORIA FINANCE
              LLC+++/-####(a)(i)             2.83     07/28/2008         704,480
    998,979   WHITE PINE FINANCE
              LLC+++/-####(a)(i)             5.43     02/22/2008         916,063
                                                                      57,707,795
                                                                   -------------
TOTAL COLLATERAL FOR SECURITIES LENDING
(COST $64,791,159)                                                    63,661,711
                                                                   -------------

  SHARES
-----------
SHORT-TERM INVESTMENTS: 0.32%
    568,208   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++               568,208
TOTAL SHORT-TERM INVESTMENTS (COST $568,208)                             568,208
                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $271,707,146)*                         136.15%               $ 245,584,573
OTHER ASSETS AND LIABILITIES, NET            (36.15)                 (65,200,754)
                                             ------                -------------
TOTAL NET ASSETS                             100.00%               $ 180,383,819
                                             ------                -------------

----------
+    Non-income earning securities.

<<   All or a portion of this security is on loan. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $568,208.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  82 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT SMALL/MID CAP VALUE FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
COMMON STOCKS: 99.22%
AMUSEMENT & RECREATION SERVICES: 0.50%
     23,285   CENTURY CASINOS INCORPORATED+                        $      76,375
                                                                   -------------
APPAREL & ACCESSORY STORES: 0.18%
     13,500   DELIA*S INCORPORATED+                                       27,135
                                                                   -------------
BIOPHARMACEUTICALS: 1.87%
    190,867   ENCORIUM GROUP INCORPORATED+                               286,301
                                                                   -------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
OPERATIVE BUILDERS: 1.11%
      1,855   CAVCO INDUSTRIES INCORPORATED+                              60,714
     19,864   PALM HARBOR HOMES INCORPORATED+                            109,848
                                                                         170,562
                                                                   -------------
BUSINESS SERVICES: 11.69%
     95,030   3COM CORPORATION+                                          201,464
      7,465   ABM INDUSTRIES INCORPORATED                                166,096
      5,420   CLARUS CORPORATION+                                         30,352
      4,215   HEALTHCARE SERVICES GROUP                                   64,110
     46,500   HILL INTERNATIONAL INCORPORATED+                           764,460
      4,700   HLTH CORPORATION+                                           53,204
      4,590   IMS HEALTH INCORPORATED                                    106,947
     11,830   RHAPSODY ACQUISITION CORPORATION+                           94,049
      6,372   SUN MICROSYSTEMS INCORPORATED+                              69,327
     30,235   TIER TECHNOLOGIES INCORPORATED CLASS B+                    242,182
                                                                       1,792,191
                                                                   -------------
CHEMICALS & ALLIED PRODUCTS: 1.46%
        960   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+                 23,222
      1,950   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED             76,167
     25,310   ORASURE TECHNOLOGIES INCORPORATED+                          94,659
      9,275   VANDA PHARMACEUTICALS INCORPORATED+                         30,515
                                                                         224,563
                                                                   -------------
COMMUNICATIONS: 1.70%
     13,760   CHINA GRENTECH CORPORATION LIMITED ADR+                     62,746
     16,500   CINCINNATI BELL INCORPORATED                                65,670
     39,800   CITADEL BROADCASTING CORPORATION                            48,556
     64,575   SANDVINE CORPORATION+                                       83,948
                                                                         260,920
                                                                   -------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 1.98%
     49,950   CHAMPION ENTERPRISES INCORPORATED+                         292,208
      2,885   U.S. HOME SYSTEMS INCORPORATED+                             11,338
                                                                         303,546
                                                                   -------------
DEPOSITORY INSTITUTIONS: 1.11%
     11,620   FIRST SECURITY GROUP INCORPORATED                           64,840
      8,573   PACIFIC PREMIER BANCORP INCORPORATED+                       44,151
      2,475   WESTERN UNION COMPANY                                       61,182
                                                                         170,173
                                                                   -------------
ELECTRIC, GAS & SANITARY SERVICES: 0.82%
      5,755   EL PASO CORPORATION                                        125,114
                                                                   -------------

                  Wells Fargo Advantage Variable Trust Funds 83


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT SMALL/MID CAP VALUE FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT: 5.78%
     28,178   EVANS & SUTHERLAND COMPUTER CORPORATION+             $      28,460
     11,970   GLOBECOMM SYSTEMS INCORPORATED+                             98,872
      6,800   INTEGRATED ELECTRICAL SERVICES INCORPORATED+               116,961
     17,840   MICRON TECHNOLOGY INCORPORATED                             107,040
    135,970   MRV COMMUNICATIONS INCORPORATED+                           161,804
      7,282   NORTEL NETWORKS CORPORATION ADR                             59,858
      7,505   OSI SYSTEMS INCORPORATED+                                  160,757
     35,200   POWER-ONE INCORPORATED+                                     66,528
     14,565   RICHARDSON ELECTRONICS LIMITED                              86,370
                                                                         886,650
                                                                   -------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
RELATED SERVICES: 0.69%
     15,060   SYMYX TECHNOLOGIES INCORPORATED+                           105,119
                                                                   -------------
FINANCIAL SERVICES: 0.31%
      1,805   KBW REGIONAL BANKING ETF                                    47,833
                                                                   -------------
HEALTH SERVICES: 1.11%
     11,833   CROSS COUNTRY HEALTHCARE INCORPORATED+                     170,514
                                                                   -------------
HOLDING & OTHER INVESTMENT OFFICES: 7.22%
     24,675   ANNALY MORTGAGE MANAGEMENT INCORPORATED                    382,709
     24,030   ANWORTH MORTGAGE ASSET CORPORATION                         156,435
     15,360   CAPSTEAD MORTGAGE CORPORATION                              166,656
      4,380   DISCOVERY HOLDING COMPANY CLASS A+                          96,185
      8,265   HILLTOP HOLDINGS INCORPORATED                               85,216
      5,810   SUN COMMUNITIES INCORPORATED                               105,916
     13,077   UMH PROPERTIES INCORPORATED                                114,424
                                                                       1,107,541
                                                                   -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.11%
      5,895   EMPIRE RESORTS INCORPORATED+                                17,272
                                                                   -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.75%
     12,540   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+               103,330
     16,041   CRAY INCORPORATED+                                          74,428
     13,370   INTERMEC INCORPORATED+                                     281,840
      3,435   LEXMARK INTERNATIONAL INCORPORATED+                        114,832
                                                                         574,430
                                                                   -------------
INSURANCE CARRIERS: 1.77%
      2,820   MERCURY GENERAL CORPORATION                                131,750
     53,037   QUANTA CAPITAL HOLDINGS LIMITED+                           140,018
                                                                         271,768
                                                                   -------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.82%
     12,408   GEO GROUP INCORPORATED+                                    279,180
                                                                   -------------
LEATHER & LEATHER PRODUCTS: 0.11%
     17,055   BAKERS FOOTWEAR GROUP INCORPORATED+                         17,226
                                                                   -------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.77%
     41,705   ALLIED HEALTHCARE PRODUCTS INCORPORATED                    283,594
     29,235   CREDENCE SYSTEMS CORPORATION+                               38,006
      1,580   HAEMONETICS CORPORATION+                                    87,627
        505   KENSEY NASH CORPORATION+                                    16,185
                                                                         425,412
                                                                   -------------

                  84 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT SMALL/MID CAP VALUE FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
METAL MINING: 13.53%
      1,705   AGNICO-EAGLE MINES LIMITED                           $     126,801
     21,840   APEX SILVER MINES LIMITED+                                 107,234
     14,220   GOLDCORP INCORPORATED                                      656,537
      4,765   NEWMONT MINING CORPORATION                                 248,542
     12,065   NOVAGOLD RESOURCES INCORPORATED+                            89,884
     20,945   PETAQUILLA MINERALS LIMITED+                                28,904
     16,480   RANDGOLD RESOURCES LIMITED ADR                             761,046
      3,400   YAMANA GOLD INCORPORATED                                    56,236
                                                                       2,075,184
                                                                   -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.46%
      6,265   ACCO BRANDS CORPORATION+                                    70,356
                                                                   -------------
OIL & GAS EXTRACTION: 27.56%
      2,000   CANADIAN NATURAL RESOURCES LIMITED                         200,500
      8,970   ENERGY XXI BERMUDA LIMITED+                                 62,072
     27,950   GLOBAL INDUSTRIES LIMITED+                                 501,144
      8,825   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                 367,473
      3,390   HELMERICH & PAYNE INCORPORATED                             244,148
        960   HERCULES OFFSHORE INCORPORATED+                             36,499
     14,500   KEY ENERGY SERVICES INCORPORATED+                          281,590
     17,608   MCMORAN EXPLORATION COMPANY+                               484,583
      1,470   NEWFIELD EXPLORATION COMPANY+                               95,918
     42,795   NEWPARK RESOURCES INCORPORATED+                            336,369
      2,265   PENN WEST ENERGY TRUST                                      76,648
      2,795   PETROQUEST ENERGY INCORPORATED+                             75,186
      2,360   PIONEER NATURAL RESOURCES COMPANY                          184,741
      2,650   PRIDE INTERNATIONAL INCORPORATED+                          125,319
      4,452   RANGE RESOURCES CORPORATION                                291,784
      1,140   SANDRIDGE ENERGY INCORPORATED+                              73,621
     28,145   TRILOGY ENERGY TRUST                                       375,101
      9,430   WILLBROS GROUP INCORPORATED+                               413,128
                                                                       4,225,824
                                                                   -------------
OIL FIELD SERVICES: 0.46%
      1,945   TRICO MARINE SERVICES INCORPORATED+                         70,837
                                                                   -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.70%
      9,830   INTEROIL CORPORATION+                                      289,002
      1,685   MARATHON OIL CORPORATION                                    87,401
      1,260   WD-40 COMPANY                                               36,855
                                                                         413,258
                                                                   -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.92%
      1,990   E.W. SCRIPPS COMPANY CLASS A                                82,665
      5,220   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                 25,160
     11,100   R.H. DONNELLEY CORPORATION                                  33,300
                                                                         141,125
                                                                   -------------
REAL ESTATE: 0.63%
      4,235   HATTERAS FINANCIAL CORPORATION                              97,363
                                                                   -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.29%
     16,120   CONSTAR INTERNATIONAL INCORPORATED+                         40,461
     47,928   INTERTAPE POLYMER GROUP INCORPORATED                       157,203
                                                                         197,664
                                                                   -------------

                  Wells Fargo Advantage Variable Trust Funds 85


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT SMALL/MID CAP VALUE FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
SERVICES: 0.10%
      2,000   MARKETAXESS HOLDINGS INCORPORATED+                   $      15,120
                                                                   -------------
SOCIAL SERVICES: 0.63%
      3,395   ABB LIMITED ADR                                             96,146
                                                                   -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.82%
     19,310   GENTEX CORPORATION                                         278,836
                                                                   -------------
THEATERS & ENTERTAINMENT: 0.79%
      7,930   REGAL ENTERTAINMENT GROUP CLASS A                          121,170
                                                                   -------------
TRANSPORTATION EQUIPMENT: 0.47%
     27,415   FLEETWOOD ENTERPRISES INCORPORATED                          71,825
                                                                   -------------
TOTAL COMMON STOCKS (COST $16,165,761)                                15,214,533
                                                                   -------------

                                                      EXPIRATION
                                                         DATE
                                                      ----------
WARRANTS: 0.40%
     21,080   RHAPSODY ACQUISITION
              WARRANT+                                10/02/2010          62,186

TOTAL WARRANTS (COST $54,048)                                             62,186
                                                                   -------------
SHORT-TERM INVESTMENTS: 0.39%
     59,132   WELLS FARGO ADVANTAGE
              MONEY MARKET TRUST~+++                                      59,132
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(COST $59,132)                                                            59,132
                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $16,278,941)*                         100.01%                $  15,335,851
OTHER ASSETS AND LIABILITIES, NET            (0.01)                       (1,960)
                                            ------                 -------------
TOTAL NET ASSETS                            100.00%                $  15,333,891
                                            ------                 -------------

----------
+    Non-income earning securities.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $59,132.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  86 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT TOTAL RETURN BOND FUND

                                           INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                  RATE        DATE          VALUE
-----------   -------------                --------   ----------   -------------
ASSET BACKED SECURITIES: 11.56%
$   270,000   AMERICREDIT PRIME
              AUTOMOBILE RECEIVABLES
              TRUST SERIES 2007-1
              CLASS A3                       5.27%    11/08/2011   $     271,765
    105,000   BANK OF AMERICA CREDIT
              CARD TRUST SERIES 2008-A1
              CLASS A1+/-                    3.05     04/15/2013         104,803
    743,000   CAPITAL ONE MULTI-ASSET
              EXECUTION TRUST SERIES
              2006-A11 CLASS A11+/-          2.56     06/17/2019         677,282
    105,000   CAPITAL ONE MULTI-ASSET
              EXECUTION TRUST SERIES
              2006-A5 CLASS A5+/-            2.53     01/15/2016         100,564
    102,000   CAPITAL ONE MULTI-ASSET
              EXECUTION TRUST SERIES
              2007-A4 CLASS A4+/-            2.50     03/15/2015          98,583
  1,776,000   CAPITAL ONE MULTI-ASSET
              EXECUTION TRUST SERIES
              2008-A3 CLASS A3               5.05     02/16/2016       1,756,841
    181,000   CAPITAL ONE MULTI-ASSET
              EXECUTION TRUST SERIES
              2008-A5 CLASS A5               4.85     02/18/2014         181,797
    167,000   CHASE ISSUANCE TRUST
              SERIES 2008-A4 CLASS A4        4.65     03/15/2015         165,147
    141,000   CITICORP RESIDENTIAL
              MORTGAGE SECURITIES
              INCORPORATED SERIES
              2006-1 CLASS A2                5.68     07/25/2036         140,387
    160,000   CITICORP RESIDENTIAL
              MORTGAGE SECURITIES
              INCORPORATED SERIES
              2006-2 CLASS A2                5.56     09/25/2036         158,858
     24,457   CITICORP RESIDENTIAL
              MORTGAGE SECURITIES SERIES
              2006-1 CLASS A1                5.96     07/25/2036          24,432
    167,675   CITIGROUP MORTGAGE LOAN
              TRUST INCORPORATED SERIES
              2007-AHL1 CLASS A2A+/-         2.52     12/25/2036         158,894
     92,048   CNH EQUIPMENT TRUST SERIES
              2004-A CLASS A4A+/-            2.58     09/15/2011          92,047
    478,000   COMET SERIES 2007-A7
              CLASS A7                       5.75     07/15/2020         468,842
     99,000   CONNECTICUT RRB SPECIAL
              PURPOSE TRUST CL&P-1
              SERIES 2001-1 CLASS A5         6.21     12/30/2011         102,280
    196,618   COUNTRYWIDE ASSET BACKED
              CERTIFICATES SERIES
              2006-S1 CLASS A2               5.55     08/25/2021         177,626
     75,455   COUNTRYWIDE ASSET BACKED
              CERTIFICATES SERIES 2007-3
              CLASS 2A1+/-                   2.58     05/25/2047          72,187
  1,208,000   DAIMLER CHRYSLER MASTER
              OWNER TRUST SERIES 2006-A
              CLASS A                        2.54     11/15/2011       1,172,509
    458,000   DISCOVER CARD MASTER
              TRUST I SERIES 2003-3
              CLASS A+/-                     2.67     09/15/2012         452,527
    383,000   DISCOVER CARD MASTER
              TRUST I SERIES 2006-2
              CLASS A2+/-                    2.50     01/16/2014         367,643
    158,000   DISCOVER CARD MASTER
              TRUST I SERIES 2006-2
              CLASS A3+/-                    2.55     01/19/2016         148,536
    297,000   DISCOVER CARD MASTER TRUST
              SERIES 2007-A1 CLASS A1        5.65     03/16/2020         288,812
    265,000   DISCOVER CARD MASTER TRUST
              SERIES 2007-A2 CLASS A2+/-     3.12     06/15/2015         259,470
    772,000   DISCOVER CARD MASTER TRUST
              SERIES 2008-A3 CLASS A3        5.10     10/15/2013         777,463
  1,103,000   DISCOVER CARD MASTER TRUST
              SERIES 2008-A4 CLASS A4        5.65     12/15/2015       1,096,236
    251,000   DOMINOS PIZZA MASTER
              ISSUER LLC SERIES 2007-1
              CLASS A2++                     5.26     04/25/2037         212,742
    323,000   FORD CREDIT FLOORPLAN
              MASTER OWNER TRUST SERIES
              2006-4 CLASS A+/-              2.72     06/15/2013         300,346
    175,127   GREAT AMERICA LEASING
              RECEIVABLES SERIES 2006-1
              CLASS A3++                     5.34     01/15/2010         176,162
     81,000   HARLEY DAVIDSON MOTORCYCLE
              TRUST SERIES 2007-2
              CLASS A4                       5.12     08/15/2013          82,093
    112,000   HARLEY DAVIDSON MOTORCYCLE
              TRUST SERIES 2008-1
              CLASS A3A                      4.25     02/15/2013         110,758
    100,000   HARLEY-DAVIDSON MOTORCYCLE
              TRUST SERIES 2006-3
              CLASS 4A                       5.22     06/15/2013         101,932
    227,000   HONDA AUTO RECEIVABLES
              OWNER TRUST SERIES 2008-1
              CLASS A4                       4.88     08/18/2011         227,967
    463,000   HUNTINGTON AUTO TRUST
              SERIES 2008-1 CLASS A3A++      4.81     04/16/2012         461,662
    514,000   HUNTINGTON AUTO TRUST
              SERIES 2008-1 CLASS A4++       5.64     02/15/2013         511,611
     72,000   HYUNDAI AUTO RECEIVABLES
              TRUST SERIES 2008-A
              CLASS A4                       5.48     11/17/2014          72,854
     74,382   MORGAN STANLEY ABS
              CAPITAL I SERIES 2007-HE2
              CLASS A2A+/-                   2.52     01/25/2037          71,961
     65,977   MORGAN STANLEY HOME EQUITY
              LOANS SERIES 2007-1
              CLASS A1+/-                    2.53     12/25/2036          64,378
     78,677   MORGAN STANLEY MORTGAGE
              LOAN TRUST SERIES 2007-6XS
              CLASS 2A1S+/-                  2.59     02/25/2047          68,352
    287,000   NISSAN AUTO RECEIVABLES
              OWNER TRUST SERIES 2007-B
              CLASS A4                       5.16     03/17/2014         290,483
     15,114   OWNIT MORTGAGE LOAN ASSET
              BACKED CERTIFICATES SERIES
              2006-1 CLASS AF1               5.42     12/25/2036          15,079
     88,717   RESIDENTIAL ASSET MORTGAGE
              PRODUCTS INCORPORATED
              SERIES 2003-RS7
              CLASS AI6+/-                   5.34     08/25/2033          81,577
    526,000   SLM STUDENT LOAN TRUST
              SERIES 2008-6 CLASS A4         3.42     10/25/2014         526,000
    100,000   SWIFT MASTER AUTO
              RECEIVABLES TRUST SERIES
              2007-1 CLASS A+/-              2.57     06/15/2012          95,477
    326,456   TRIAD AUTO RECEIVABLES
              OWNER TRUST SERIES 2006-B
              CLASS A3                       5.41     08/12/2011         326,755
     91,033   TRIAD AUTO RECEIVABLES
              OWNER TRUST SERIES 2006-C
              CLASS A3                       5.26     11/14/2011          90,079
    176,000   VOLKSWAGEN AUTO LOAN
              ENHANCED TRUST SERIES
              2008-1 CLASS A3                4.50     07/20/2012         176,999
    193,000   WASHINGTON MUTUAL MASTER
              NOTE TRUST SERIES 2006-A2A
              CLASS A+/-++                   2.52     06/15/2015         169,629
    100,000   WASHINGTON MUTUAL MASTER
              NOTE TRUST SERIES 2007-A2
              CLASS A2+/-++                  2.50     05/15/2014          91,211
      1,707   WFS FINANCIAL OWNER TRUST
              SERIES 2005-3 CLASS A3A        4.25     06/17/2010           1,709
TOTAL ASSET BACKED SECURITIES
   (COST $13,691,928)                                                 13,643,347
                                                                   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 22.45%
    251,000   AMERICAN TOWER TRUST
              SERIES 2007-1A CLASS AFX++     5.42     04/15/2037         242,039
    277,000   BANC OF AMERICA COMMERCIAL
              MORTGAGE INCORPORATED
              SERIES 2005-6 CLASS A4+/-      5.18     09/10/2047         266,244
    558,000   BANC OF AMERICA COMMERCIAL
              MORTGAGE INCORPORATED
              SERIES 2008-1 CLASS A4+/-      6.20     12/10/2049         548,584

                  Wells Fargo Advantage Variable Trust Funds 87


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT TOTAL RETURN BOND FUND

                                           INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                  RATE        DATE          VALUE
-----------   -------------                --------   ----------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   222,820   BANK OF AMERICA COMMERCIAL
              MORTGAGE INCORPORATED
              SERIES 2000-1 CLASS A2A+/-     7.33%    11/15/2031   $     227,662
    100,000   BANK OF AMERICA COMMERCIAL
              MORTGAGE INCORPORATED
              SERIES 2002-PB2 CLASS B        6.31     06/11/2035         102,363
    160,000   BANK OF AMERICA COMMERCIAL
              MORTGAGE INCORPORATED
              SERIES 2003-1 CLASS A2         4.65     09/11/2036         154,871
     28,000   BANK OF AMERICA COMMERCIAL
              MORTGAGE INCORPORATED
              SERIES 2004-1 CLASS A4         4.76     11/10/2039          26,915
     40,000   BANK OF AMERICA COMMERCIAL
              MORTGAGE INCORPORATED
              SERIES 2004-2 CLASS A5         4.58     11/10/2038          37,738
    241,000   BANK OF AMERICA COMMERCIAL
              MORTGAGE INCORPORATED
              SERIES 2005-3 CLASS A4         4.67     07/10/2043         225,028
    674,000   BEAR STEARNS COMMERCIAL
              MORTGAGE SECURITIES
              INCORPORATED SERIES
              2000-WF1 CLASS A2+/-           7.78     02/15/2032         696,005
    264,000   BEAR STEARNS COMMERCIAL
              MORTGAGE SECURITIES
              INCORPORATED SERIES
              2004-ESA CLASS C++             4.94     05/14/2016         267,287
    157,000   BEAR STEARNS COMMERCIAL
              MORTGAGE SECURITIES
              INCORPORATED SERIES
              2005-T18 CLASS A4+/-           4.93     02/13/2042         148,540
     45,000   BEAR STEARNS COMMERCIAL
              MORTGAGE SECURITIES SERIES
              2004-PWR6 CLASS A6             4.83     11/11/2041          42,255
    122,000   CITIGROUP COMMERCIAL
              MORTGAGE TRUST SERIES
              2008-C7 CLASS A4+/-            6.10     04/01/2038         119,152
    217,937   CITIMORTGAGE ALTERNATIVE
              LOAN TRUST SERIES 2006-A1
              CLASS 1A6                      6.00     04/25/2036         187,153
    369,000   COMMERCIAL MORTGAGE
              PASS-THROUGH CERTIFICATE
              SERIES 2001-J2A CLASS A2++     6.10     07/16/2034         375,052
    221,475   COUNTRYWIDE ALTERNATIVE
              LOAN TRUST SERIES 2006-0C6
              CLASS 2A1+/-                   2.55     07/25/2036         207,451
    143,668   CREDIT SUISSE FIRST BOSTON
              MORTGAGE SECURITIES
              CORPORATION SERIES
              2001-CF2 CLASS A4              6.51     02/15/2034         147,219
     82,640   CREDIT SUISSE FIRST BOSTON
              MORTGAGE SECURITIES
              CORPORATION SERIES
              2001-CK1 CLASS A3              6.38     12/18/2035          84,454
    239,999   CREDIT SUISSE FIRST BOSTON
              MORTGAGE SECURITIES
              CORPORATION SERIES
              2001-CKN5 CLASS A4             5.44     09/15/2034         240,329
    171,000   CREDIT SUISSE FIRST BOSTON
              MORTGAGE SECURITIES
              CORPORATION SERIES
              2002-CKN2 CLASS A3             6.13     04/15/2037         174,510
      6,194   CREDIT SUISSE FIRST BOSTON
              MORTGAGE SECURITIES
              CORPORATION SERIES
              2002-CKS4 CLASS A1             4.49     11/15/2036           6,104
    399,000   CREDIT SUISSE FIRST BOSTON
              MORTGAGE SECURITIES
              CORPORATION SERIES
              2002-CKS4 CLASS A2             5.18     11/15/2036         394,206
    118,000   CREDIT SUISSE FIRST BOSTON
              MORTGAGE SECURITIES
              CORPORATION SERIES
              2003-C4 CLASS A4+/-            5.14     08/15/2036         115,663
    152,000   CREDIT SUISSE FIRST BOSTON
              MORTGAGE SECURITIES
              CORPORATION SERIES
              2003-C5 CLASS A4+/-            4.90     12/15/2036         146,550
     85,000   CREDIT SUISSE FIRST BOSTON
              MORTGAGE SECURITIES
              CORPORATION SERIES
              2003-CK2 CLASS A4              4.80     03/15/2036          82,727
    207,000   CREDIT SUISSE FIRST BOSTON
              MORTGAGE SECURITIES
              CORPORATION SERIES
              2004-C2 CLASS A2+/-            5.42     05/15/2036         201,248
     82,000   CREDIT SUISSE FIRST BOSTON
              MORTGAGE SECURITIES
              CORPORATION SERIES
              2005-C1 CLASS AAB              4.82     02/15/2038          79,643
     23,610   DLJ COMMERCIAL MORTGAGE
              CORPORATION SERIES
              1999-CG2 CLASS A1B+/-          7.30     06/10/2032          24,044
    176,576   DLJ COMMERCIAL MORTGAGE
              CORPORATION SERIES
              1999-CG3 CLASS A1B             7.34     10/10/2032         181,017
    150,817   DLJ COMMERCIAL MORTGAGE
              CORPORATION SERIES
              2000-CKP1 CLASS A1B            7.18     11/10/2033         156,265
    486,956   FHLB SERIES I7-2014
              CLASS 1                        5.34     03/20/2014         489,162
    971,523   FHLB SERIES VN-2015
              CLASS A                        5.46     11/27/2015         982,642
    323,000   FHLMC SERIES 2542 CLASS ES     5.00     12/15/2017         322,391
    235,000   FHLMC SERIES 2558 CLASS BD     5.00     01/15/2018         233,247
    315,101   FHLMC SERIES 2583 CLASS TD     4.50     12/15/2013         316,050
    185,000   FHLMC SERIES 2590 CLASS NU     5.00     06/15/2017         188,321
    166,000   FHLMC SERIES 2623 CLASS AJ     4.50     07/15/2016         165,578
     29,766   FHLMC SERIES 2645 CLASS MK     3.50     07/15/2022          29,736
     38,428   FHLMC SERIES 2672 CLASS HA     4.00     09/15/2016          38,160
    281,000   FHLMC SERIES 2694 CLASS QG     4.50     01/15/2029         279,966
     47,000   FHLMC SERIES 2725 CLASS PC     4.50     05/15/2028          47,263
     14,240   FHLMC SERIES 2727 CLASS PW     3.57     06/15/2029          14,164
     57,041   FHLMC SERIES 2780 CLASS TB     3.00     12/15/2024          56,787
    201,000   FHLMC SERIES 2790 CLASS TN     4.00     05/15/2024         181,886
     28,170   FHLMC SERIES 3000 CLASS PA     3.90     01/15/2023          28,066
      2,000   FHLMC SERIES 3008 CLASS JM     4.50     07/15/2025           1,867
    193,005   FHLMC SERIES 3017 CLASS TA     4.50     08/15/2035         191,223
    180,000   FHLMC SERIES 3079 CLASS MD     5.00     03/15/2034         173,767
    175,000   FHLMC SERIES 3104 CLASS QC     5.00     09/15/2031         173,501
    528,000   FHLMC SERIES 3117 CLASS PC     5.00     06/15/2031         532,903
    138,000   FHLMC SERIES 3268 CLASS HC     5.00     12/15/2032         135,126
    199,000   FHLMC SERIES 3289 CLASS PB     5.00     11/15/2029         198,749
    152,000   FHLMC SERIES 3298 CLASS VB     5.00     11/15/2025         142,845
    139,158   FHLMC SERIES 3313 CLASS GA     5.00     06/15/2033         140,565
    483,919   FHLMC SERIES 3316 CLASS HA     5.00     07/15/2035         481,111
     85,788   FHLMC SERIES 3325 CLASS JL     5.50     06/15/2037          86,693
     62,000   FHLMC SERIES 3351 CLASS PK     5.50     01/15/2032          63,101

                  88 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT TOTAL RETURN BOND FUND

                                           INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                  RATE        DATE          VALUE
-----------   -------------                --------   ----------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   178,000   FHLMC SERIES 3372 CLASS BD     4.50%    10/15/2022   $     166,401
     71,000   FHLMC SERIES 3460 CLASS PB     5.00     06/15/2031          69,028
    242,000   FHLMC SERIES 3460 CLASS PC     5.00     08/15/2034         229,796
    138,227   FIRST HORIZON ALTERNATIVE
              MORTGAGE SECURITY SERIES
              2006-FA6 CLASS 2A10            6.00     11/25/2036         132,226
    212,785   FIRST HORIZON ALTERNATIVE
              MORTGAGE SECURITY SERIES
              2006-RE1 CLASS A1              5.50     05/25/2035         188,448
      9,013   FIRST UNION NATIONAL BANK
              COMMERCIAL MORTGAGE SERIES
              1999-C4 CLASS A2               7.39     12/15/2031           9,264
    115,383   FIRST UNION NATIONAL BANK
              COMMERCIAL MORTGAGE SERIES
              2000-C2 CLASS A2               7.20     10/15/2032         119,551
    111,000   FIRST UNION NATIONAL BANK
              COMMERCIAL MORTGAGE SERIES
              2001-C4 CLASS B                6.42     12/12/2033         113,945
     47,000   FNMA SERIES 2003-108
              CLASS BE                       4.00     11/25/2018          44,203
     50,363   FNMA SERIES 2003-113
              CLASS PN                       3.50     02/25/2013          50,305
     78,680   FNMA SERIES 2003-15
              CLASS CH                       4.00     02/25/2017          78,225
    103,490   FNMA SERIES 2003-16
              CLASS PN                       4.50     10/25/2015         103,911
    184,000   FNMA SERIES 2003-3
              CLASS HJ                       5.00     02/25/2018         183,125
    207,128   FNMA SERIES 2003-30
              CLASS ET                       3.50     08/25/2016         205,247
     13,564   FNMA SERIES 2003-92
              CLASS NM                       3.50     04/25/2013          13,547
    102,506   FNMA SERIES 2004-34
              CLASS PI                       3.50     05/25/2014         102,302
    126,218   FNMA SERIES 2004-60
              CLASS PA                       5.50     04/25/2034         127,964
      2,411   FNMA SERIES 2005-45
              CLASS BA                       4.50     11/25/2014           2,407
    113,709   FNMA SERIES 2005-58
              CLASS MA                       5.50     07/25/2035         116,157
    206,000   FNMA SERIES 2007-113
              CLASS DB                       4.50     12/25/2022         191,771
     57,000   FNMA SERIES 2007-26
              CLASS BA                       5.50     05/25/2029          57,013
    514,013   FNMA SERIES 2007-39
              CLASS NA                       4.25     01/25/2037         504,584
     66,936   GE CAPITAL COMMERCIAL
              MORTGAGE CORPORATION
              SERIES 2001-2 CLASS A3         6.03     08/11/2033          68,109
    103,000   GE CAPITAL COMMERCIAL
              MORTGAGE CORPORATION
              SERIES 2002-1A CLASS A3        6.27     12/10/2035         105,318
    164,000   GE CAPITAL COMMERCIAL
              MORTGAGE CORPORATION
              SERIES 2004-C1 CLASS A3        4.60     11/10/2038         157,342
    486,391   GMAC COMMERCIAL MORTGAGE
              SECURITIES INCORPORATED+/-     7.72     03/15/2033         502,455
    220,467   GMAC COMMERCIAL MORTGAGE
              SECURITIES INCORPORATED
              SERIES 2000-C2 CLASS A2+/-     7.46     08/16/2033         228,648
    418,135   GMAC COMMERCIAL MORTGAGE
              SECURITIES INCORPORATED
              SERIES 2000-C3 CLASS A2        6.96     09/15/2035         432,134
  1,876,000   GMAC COMMERCIAL MORTGAGE
              SECURITIES INCORPORATED
              SERIES 2001-C2 CLASS A2        6.70     04/15/2034       1,936,783
    209,000   GMAC COMMERCIAL MORTGAGE
              SECURITIES INCORPORATED
              SERIES 2002-C3 CLASS A2        4.93     07/10/2039         205,400
    407,000   GMAC COMMERCIAL MORTGAGE
              SECURITIES INCORPORATED
              SERIES 2003-C3 CLASS A4        5.02     04/10/2040         394,736
     22,284   GMAC COMMERCIAL MORTGAGE
              SECURITIES INCORPORATED
              SERIES 2004-C1 CLASS A1        3.12     03/10/2038          22,177
     13,431   GMAC COMMERCIAL MORTGAGE
              SECURITIES INCORPORATED
              SERIES 2004-C2 CLASS A1        3.90     08/10/2038          13,381
     54,114   GNMA SERIES 2006-3 CLASS A     4.21     01/16/2028          53,834
    127,000   GNMA SERIES 2006-37
              CLASS JG                       5.00     07/20/2036         121,572
    143,209   GNMA SERIES 2006-8 CLASS A     3.94     08/16/2025         142,517
     56,000   GOLDMAN SACHS MORTGAGE
              SECURITIES CORPORATION II
              SERIES 1998-C1 CLASS B         6.97     10/18/2030          55,896
    586,827   GSR MORTGAGE LOAN TRUST
              SERIES 2006-8F CLASS 3A5       6.25     09/25/2036         572,567
    135,753   INDYMAC INDX MORTGAGE LOAN
              TRUST SERIES 2006-AR31
              CLASS A3+/-                    6.10     11/25/2036         131,001
    124,564   JPMORGAN CHASE COMMERCIAL
              MORTGAGE SECURITIES
              CORPORATION SERIES
              2000-C10 CLASS A2+/-           7.37     08/15/2032         128,312
    377,000   JPMORGAN CHASE COMMERCIAL
              MORTGAGE SECURITIES
              CORPORATION SERIES
              2002-C2 CLASS A2               5.05     12/12/2034         371,966
     76,000   JPMORGAN CHASE COMMERCIAL
              MORTGAGE SECURITIES
              CORPORATION SERIES
              2002-CIB5 CLASS A2             5.16     10/12/2037          74,856
    420,000   JPMORGAN CHASE COMMERCIAL
              MORTGAGE SECURITIES
              CORPORATION SERIES
              2003-CB7 CLASS A4+/-           4.88     01/12/2038         403,205
    218,000   JPMORGAN CHASE COMMERCIAL
              MORTGAGE SECURITIES
              CORPORATION SERIES
              2003-PM1A CLASS A4+/-          5.33     08/12/2040         214,836
      3,566   JPMORGAN CHASE COMMERCIAL
              MORTGAGE SECURITIES
              CORPORATION SERIES
              2004-C3 CLASS A1               3.77     01/15/2042           3,546
     10,000   JPMORGAN CHASE COMMERCIAL
              MORTGAGE SECURITIES
              CORPORATION SERIES
              2005-CB11 CLASS A4+/-          5.34     08/12/2037           9,706
     45,613   JPMORGAN CHASE COMMERCIAL
              MORTGAGE SECURITIES
              CORPORATION SERIES
              2005-LDP2 CLASS A1             4.33     07/15/2042          45,503
     37,291   JPMORGAN CHASE COMMERCIAL
              MORTGAGE SECURITIES
              CORPORATION SERIES
              2005-LDP3 CLASS A1             4.66     08/15/2042          37,250
    108,000   JPMORGAN CHASE COMMERCIAL
              MORTGAGE SECURITIES
              CORPORATION SERIES
              2006-CB15 CLASS ASB+/-         5.79     06/12/2043         105,961
     55,000   LEHMAN BROTHERS UBS
              COMMERCIAL CONDUIT
              MORTGAGE TRUST SERIES
              1999-C2 CLASS B                7.43     10/15/2032          56,645
    337,000   LEHMAN BROTHERS UBS
              COMMERCIAL MORTGAGE
              TRUST SERIES 2002-C2
              CLASS A4                       5.59     06/15/2031         338,375

                  Wells Fargo Advantage Variable Trust Funds 89


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT TOTAL RETURN BOND FUND

                                           INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                  RATE        DATE          VALUE
-----------   -------------                --------   ----------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    53,610   LEHMAN BROTHERS UBS
              COMMERCIAL MORTGAGE TRUST
              SERIES 2003-C5 CLASS A2        3.48%    07/15/2027   $      53,502
     47,314   MORGAN STANLEY CAPITAL I
              SERIES 2002-IQ2 CLASS A3       5.52     12/15/2035          47,560
    249,000   MORGAN STANLEY CAPITAL I
              SERIES 2003-IQ5 CLASS A4       5.01     04/15/2038         245,005
    157,000   MORGAN STANLEY CAPITAL I
              SERIES 2004-HQ3 CLASS A4       4.80     01/13/2041         149,929
    248,000   MORGAN STANLEY CAPITAL I
              SERIES 2005-HQ5 CLASS AAB      5.04     01/14/2042         241,647
    389,000   MORGAN STANLEY CAPITAL I
              SERIES 2005-HQ7
              CLASS AAB+/-                   5.19     11/14/2042         379,815
    149,861   MORGAN STANLEY DEAN WITTER
              CAPITAL I SERIES 2001-TOP1
              CLASS A4                       6.66     02/15/2033         153,948
    178,014   MORGAN STANLEY DEAN WITTER
              CAPITAL I SERIES 2001-TOP3
              CLASS A4                       6.39     07/15/2033         182,146
     39,000   MORGAN STANLEY DEAN WITTER
              CAPITAL I SERIES 2001-TOP5
              CLASS A4                       6.39     10/15/2035          39,935
    276,000   MORGAN STANLEY DEAN WITTER
              CAPITAL I SERIES 2003-HQ2
              CLASS A2                       4.92     03/12/2035         268,515
     56,940   SALOMON BROTHERS MORTGAGE
              SECURITIES SERIES 2000-C3
              CLASS A2                       6.59     12/18/2033          58,308
    159,736   SALOMON BROTHERS MORTGAGE
              SECURITIES VII SERIES
              2002-KEY2 CLASS A2             4.47     03/18/2036         156,480
    596,411   US BANK NA SERIES 2007-1
              CLASS A                        5.92     05/25/2012         598,832
    167,000   WACHOVIA BANK COMMERCIAL
              MORTGAGE TRUST SERIES
              2002-C1 CLASS A4               6.29     04/15/2034         171,245
    138,000   WACHOVIA BANK COMMERCIAL
              MORTGAGE TRUST SERIES
              2002-C2 CLASS A4               4.98     11/15/2034         135,665
     63,000   WACHOVIA BANK COMMERCIAL
              MORTGAGE TRUST SERIES
              2003-C5 CLASS A2               3.99     06/15/2035          59,181
    489,000   WACHOVIA BANK COMMERCIAL
              MORTGAGE TRUST SERIES
              2003-C6 CLASS A3+/-            4.96     08/15/2035         484,778
     39,767   WACHOVIA BANK COMMERCIAL
              MORTGAGE TRUST SERIES
              2003-C7 CLASS A1++             4.24     10/15/2035          39,311
    116,000   WACHOVIA BANK COMMERCIAL
              MORTGAGE TRUST SERIES
              2003-C8 CLASS A3               4.45     11/15/2035         114,449
    402,000   WACHOVIA BANK COMMERCIAL
              MORTGAGE TRUST SERIES
              2003-C9 CLASS A4+/-            5.01     12/15/2035         386,392
    634,000   WACHOVIA BANK COMMERCIAL
              MORTGAGE TRUST SERIES
              2004-C10 CLASS A4              4.75     02/15/2041         598,766
     91,000   WACHOVIA BANK COMMERCIAL
              MORTGAGE TRUST SERIES
              2004-C11 CLASS A4              5.03     01/15/2041          90,147
    280,000   WACHOVIA BANK COMMERCIAL
              MORTGAGE TRUST SERIES
              2005-C21 CLASS A4+/-           5.21     10/15/2044         271,039
     85,000   WACHOVIA BANK COMMERCIAL
              MORTGAGE TRUST SERIES
              2006-C26 CLASS APB             6.00     06/15/2045          84,056
    125,801   WAMU MORTGAGE PASS-THROUGH
              CERTIFICATES SERIES
              2006-AR12 CLASS 1A1+/-         6.07     10/25/2036         124,884
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (COST $26,516,612)                                                 26,482,174
                                                                   -------------
CORPORATE BONDS & NOTES: 16.33%
APPAREL & ACCESSORY STORES: 0.16%
    195,000   NORDSTROM INCORPORATED         7.00     01/15/2038         186,129
                                                                   -------------
BUSINESS SERVICES: 0.35%
    105,000   ORACLE CORPORATION             4.95     04/15/2013         106,015
    308,000   ORACLE CORPORATION             5.75     04/15/2018         307,737
                                                                         413,752
                                                                   -------------
CHEMICALS & ALLIED PRODUCTS: 0.31%
    150,000   ESTEE LAUDER COMPANIES
              INCORPORATED                   5.55     05/15/2017         146,606
    225,000   SCHERING-PLOUGH
              CORPORATION                    6.55     09/15/2037         219,740
                                                                         366,346
                                                                   -------------
COMMUNICATIONS: 1.37%
    280,000   AT&T INCORPORATED              5.10     09/15/2014         274,476
     96,000   AT&T INCORPORATED              6.40     05/15/2038          91,899
    720,000   COMCAST CABLE
              COMMUNICATIONS HOLDINGS
              INCORPORATED                   8.38     03/15/2013         792,552
    295,000   QWEST CORPORATION              7.50     10/01/2014         283,938
    165,000   TIME WARNER ENTERTAINMENT
              COMPANY LP                     8.38     07/15/2033         178,572
                                                                       1,621,437
                                                                   -------------
DEPOSITORY INSTITUTIONS: 1.75%
    255,000   AMERICAN EXPRESS BANK FSB
              SERIES BKNT                    5.50     04/16/2013         249,334
     80,000   BANK OF AMERICA
              CORPORATION                    5.38     06/15/2014          78,570
    210,000   BANK OF AMERICA
              CORPORATION                    5.65     05/01/2018         196,053
    190,000   CITIGROUP INCORPORATED         3.63     02/09/2009         189,724
    215,000   CITIGROUP INCORPORATED         5.50     04/11/2013         209,835

                  90 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT TOTAL RETURN BOND FUND

                                           INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                  RATE        DATE          VALUE
-----------   -------------                --------   ----------   -------------
DEPOSITORY INSTITUTIONS (continued)
$   210,000   CITIGROUP INCORPORATED         6.13%    05/15/2018   $     200,963
    230,000   CITIGROUP INCORPORATED+/-      8.40     04/29/2049         218,640
    140,000   JPMORGAN CHASE & COMPANY       4.75     05/01/2013         136,061
    105,000   JPMORGAN CHASE & COMPANY       6.00     01/15/2018         102,285
    210,000   JPMORGAN CHASE & COMPANY       6.40     05/15/2038         194,783
    195,000   PNC FUNDING CORPORATION        5.25     11/15/2015         180,634
    150,000   WACHOVIA CAPITAL
              TRUST I+/-                     5.80     03/15/2042         102,000
                                                                       2,058,882
                                                                   -------------
EATING & DRINKING PLACES: 0.22%
    105,000   MCDONALD'S CORPORATION
              SERIES MTN                     6.30     03/01/2038         104,014
    175,000   YUM! BRANDS INCORPORATED       6.88     11/15/2037         161,493
                                                                         265,507
                                                                   -------------
ELECTRIC UTILITIES: 0.09%
    100,000   PROGRESS ENERGY
              INCORPORATED                   6.85     04/15/2012         105,499
                                                                   -------------
ELECTRIC, GAS & SANITARY SERVICES: 2.22%
    150,000   ALLEGHENY ENERGY SUPPLY++      8.25     04/15/2012         156,375
    115,000   CMS ENERGY CORPORATION         6.55     07/17/2017         109,156
    120,000   COMMONWEALTH EDISON
              COMPANY                        6.15     09/15/2017         119,670
    135,000   COMMONWEALTH EDISON
              COMPANY                        6.45     01/15/2038         131,473
    330,000   DPL INCORPORATED               6.88     09/01/2011         343,590
     70,000   FLORIDA POWER CORPORATION      5.65     06/15/2018          70,644
    175,000   FLORIDA POWER CORPORATION      6.40     06/15/2038         177,740
    202,000   KINDER MORGAN ENERGY
              PARTNERS LP                    5.95     02/15/2018         196,799
    300,000   NEVADA POWER COMPANY
              SERIES A                       8.25     06/01/2011         322,559
    190,000   PACIFICORP                     6.25     10/15/2037         187,888
     80,000   SOUTHERN CALIFORNIA EDISON
              COMPANY SERIES 08-A            5.95     02/01/2038          79,084
    719,000   TAQA ABU DHABI NATIONAL
              ENERGY COMPANY++               5.62     10/25/2012         724,510
                                                                       2,619,488
                                                                   -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.16%
    200,000   DUKE ENERGY CAROLINAS
              LLC<<                          6.00     01/15/2038         195,055
                                                                   -------------
FOOD & KINDRED PRODUCTS: 0.65%
    220,000   DR PEPPER SNAPPLE GROUP
              INCORPORATED++                 6.82     05/01/2018         220,908
    425,000   KRAFT FOODS INCORPORATED       6.13     02/01/2018         413,134
    140,000   KRAFT FOODS INCORPORATED       6.13     08/23/2018         135,579
                                                                         769,621
                                                                   -------------
GENERAL MERCHANDISE STORES: 0.34%
    140,000   TARGET CORPORATION             7.00     01/15/2038         143,541
    260,000   WAL-MART STORES
              INCORPORATED                   6.20     04/15/2038         255,464
                                                                         399,005
                                                                   -------------
HEALTH SERVICES: 0.21%
    285,000   COVENTRY HEALTH CARE
              INCORPORATED                   5.95     03/15/2017         247,868
                                                                   -------------
HOLDING & OTHER INVESTMENT OFFICES: 0.37%
    450,000   ALLIED CAPITAL CORPORATION     6.63     07/15/2011         435,315
                                                                   -------------
INDUSTRIAL & COMMERCIAL MACHINERY &
COMPUTER EQUIPMENT: 0.12%
    140,000   HEWLETT-PACKARD COMPANY        5.50     03/01/2018         137,117
                                                                   -------------

                  Wells Fargo Advantage Variable Trust Funds 91


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT TOTAL RETURN BOND FUND

                                           INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                  RATE        DATE          VALUE
-----------   -------------                --------   ----------   -------------
INSURANCE CARRIERS: 0.40%
$    90,000   ACE INA HOLDINGS
              INCORPORATED<<                 5.70%    02/15/2017   $      86,399
     40,000   ACE INA HOLDINGS
              INCORPORATED                   6.70     05/15/2036          38,723
    169,000   LIBERTY MUTUAL GROUP++         7.50     08/15/2036         147,792
     40,000   PRUDENTIAL FINANCIAL
              INCORPORATED SERIES MTN        5.70     12/14/2036          33,921
    170,000   UNITEDHEALTH GROUP
              INCORPORATED                   6.88     02/15/2038         160,873
                                                                         467,708
                                                                   -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.03%
    180,000   AMERICAN EXPRESS               8.15     03/19/2038         200,061
    110,000   AMERICAN EXPRESS SERIES
              MTN                            5.88     05/02/2013         109,359
    315,000   CREDIT SUISSE NEW YORK<<       6.00     02/15/2018         303,319
    255,000   GENERAL ELECTRIC CAPITAL
              CORPORATION SERIES MTNA<<      3.75     12/15/2009         255,659
    360,000   JPMORGAN CHASE BANK
              NATIONAL SERIES BKNT           6.00     10/01/2017         349,719
                                                                       1,218,117
                                                                   -------------
OFFICE EQUIPMENT: 0.38%
    140,000   XEROX CORPORATION              5.50     05/15/2012         138,382
     40,000   XEROX CORPORATION              5.65     05/15/2013          39,602
    280,000   XEROX CORPORATION              6.35     05/15/2018         276,388
                                                                         454,372
                                                                   -------------
OIL & GAS EXTRACTION: 0.87%
    360,000   DEVON FINANCING
              CORPORATION                    6.88     09/30/2011         382,089
     65,000   EL PASO NATURAL GAS
              COMPANY                        5.95     04/15/2017          62,721
    125,000   SOUTHERN NATURAL GAS
              COMPANY++                      5.90     04/01/2017         119,417
    110,000   WEATHERFORD INTERNATIONAL
              INCORPORATED                   5.95     06/15/2012         112,173
    130,000   WEATHERFORD INTERNATIONAL
              INCORPORATED                   6.35     06/15/2017         131,674
     80,000   XTO ENERGY INCORPORATED        5.50     06/15/2018          76,398
    145,000   XTO ENERGY INCORPORATED        6.38     06/15/2038         138,577
                                                                       1,023,049
                                                                   -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.30%
     70,000   MARATHON OIL CORPORATION       6.00     10/01/2017          69,601
    150,000   MARATHON OIL CORPORATION<<     5.90     03/15/2018         148,244
    138,000   MARATHON OIL CORPORATION       6.60     10/01/2037         136,047
                                                                         353,892
                                                                   -------------
PHARMACEUTICALS: 0.61%
    185,000   GLAXOSMITHKLINE CAPITAL
              INCORPORATED                   6.38     05/15/2038         183,637
    509,000   WYETH                          6.95     03/15/2011         538,823
                                                                         722,460
                                                                   -------------
PIPELINES: 0.55%
    445,000   KINDER MORGAN INCORPORATED     6.50     09/01/2012         433,875
    211,000   PLAINS ALL AMERICAN
              PIPELINE LP++                  6.50     05/01/2018         210,213
                                                                         644,088
                                                                   -------------
PRIMARY METAL INDUSTRIES: 0.06%
     65,000   CORNING INCORPORATED           7.25     08/15/2036          65,934
                                                                   -------------
RAILROAD TRANSPORTATION: 0.12%
    140,000   BURLINGTON NORTHERN SANTA
              FE CORPORATION<<               5.75     03/15/2018         136,837
                                                                   -------------

                 92 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT TOTAL RETURN BOND FUND

                                           INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                  RATE        DATE          VALUE
-----------   -------------                --------   ----------   -------------
REAL ESTATE: 0.49%
$   565,000   WEA Finance LLC++              7.13%    04/15/2018   $     579,180
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.25%
    265,000   HEALTH CARE PROPERTIES
              INVESTORS INCORPORATED         5.65     12/15/2013         242,371
     50,000   PROLOGIS TRUST<<               6.63     05/15/2018          49,253
                                                                         291,624
                                                                   -------------
SECURITY & COMMODITY BROKERS, DEALERS,
EXCHANGES & SERVICES: 1.93%
    120,000   GOLDMAN SACHS CAPITAL I        6.35     02/15/2034         101,728
    300,000   GOLDMAN SACHS
              CAPITAL II+/-                  5.79     05/17/2049         208,608
     60,000   GOLDMAN SACHS GROUP
              INCORPORATED                   5.95     01/18/2018          57,597
     70,000   GOLDMAN SACHS GROUP
              INCORPORATED                   6.15     04/01/2018          67,911
    265,000   GOLDMAN SACHS GROUP
              INCORPORATED                   6.75     10/01/2037         242,408
    375,000   LAZARD GROUP LLC               7.13     05/15/2015         350,618
    285,000   LAZARD GROUP LLC               6.85     06/15/2017         251,368
    450,000   LEHMAN BROTHERS HOLDINGS
              INCORPORATION SERIES MTN       5.63     01/24/2013         425,927
    295,000   MORGAN STANLEY SERIES MTN      5.95     12/28/2017         267,802
    315,000   MORGAN STANLEY SERIES MTN      6.63     04/01/2018         298,470
                                                                       2,272,437
                                                                   -------------
TOBACCO PRODUCTS: 0.17%
    210,000   Philip Morris
              International Incorporated     5.65     05/16/2018         204,112
                                                                   -------------
TRANSPORTATION EQUIPMENT: 0.85%
    525,000   DAIMLERCHRYSLER NA HOLDING
              CORPORATION                    6.50     11/15/2013         544,412
     65,000   DAIMLERCHRYSLER NA HOLDING
              CORPORATION                    8.50     01/18/2031          75,154
    385,000   DAIMLERCHRYSLER NA HOLDING
              CORPORATION SERIES MTN+/-      3.14     03/13/2009         383,830
                                                                       1,003,396
                                                                   -------------
TOTAL CORPORATE BONDS & NOTES (COST $19,839,927)                      19,258,227
                                                                   -------------
FOREIGN CORPORATE BONDS@: 4.81%
     92,000   AMERICA MOVIL SA DE CV         6.38     03/01/2035          87,390
     82,000   AMERICA MOVIL SA DE CV         6.13     11/15/2037          74,600
    175,000   ASTRAZENECA PLC                5.40     09/15/2012         178,964
    255,000   BRITISH TELECOMMUNICATIONS
              PLC                            5.95     01/15/2018         243,783
    190,000   CREDIT SUISSE NEW YORK         5.00     05/15/2013         184,901
    210,000   DIAGEO CAPITAL PLC             5.20     01/30/2013         210,240
     65,000   DIAGEO CAPITAL PLC             5.75     10/23/2017          64,154
    230,000   EXPORT-IMPORT BANK OF
              KOREA EIBKOR                   5.50     10/17/2012         227,768
    205,000   FRANCE TELECOM SA              7.75     03/01/2011         217,103
    145,000   HSBC HOLDINGS PLC              6.80     06/01/2038         136,550
     70,000   HUSKY ENERGY INCORPORATED      6.80     09/15/2037          69,350
     90,000   HUSKY OIL COMPANY              7.55     11/15/2016          98,579
    255,000   HUTCHISON WHAMPOA
              INTERNATIONAL LIMITED++        7.45     11/24/2033         258,386
    140,000   PETRO CANADA                   6.80     05/15/2038         137,131
    155,000   PETROBRAS INTERNATIONAL
              FINANCE COMPANY<<              6.13     10/06/2016         155,000
    375,000   PETROBRAS INTERNATIONAL
              FINANCE COMPANY                5.88     03/01/2018         360,729
    250,000   RAS LAFFAN LIQUEFIED
              Natural Gas Company
              LIMITED III++                  6.33     09/30/2027         231,630
    580,000   RIO TINTO FINANCE USA
              LIMITED                        5.88     07/15/2013         583,216
    240,000   RIO TINTO FINANCE USA
              LIMITED                        6.50     07/15/2018         240,728
     60,000   ROGERS CABLE INCORPORATED      5.50     03/15/2014          57,758
    360,000   ROGERS WIRELESS
              INCORPORATED                   6.38     03/01/2014         360,417
    105,000   TELECOM ITALIA CAPITAL         7.72     06/04/2038         106,695
    360,000   TELEFONICA EMISIONES SAU       5.98     06/20/2011         365,324

                  Wells Fargo Advantage Variable Trust Funds 93


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT TOTAL RETURN BOND FUND

                                           INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                  RATE        DATE          VALUE
-----------   -------------                --------   ----------   -------------
FOREIGN CORPORATE BONDS (continued)
$    55,000   TELEFONICA EMISIONES SAU       5.86%    02/04/2013   $      55,367
    135,000   THOMSON REUTERS
              CORPORATION                    5.95     07/15/2013         135,543
    100,000   THOMSON REUTERS
              CORPORATION                    6.50     07/15/2018          99,648
    205,000   TRANSOCEAN INCORPORATED<<      6.00     03/15/2018         205,307
    240,000   TYCO INTERNATIONAL
              GROUP SA                       6.38     10/15/2011         245,599
     70,000   WEATHERFORD INTERNATIONAL
              LIMITED                        7.00     03/15/2038          71,768
    211,000   WESTFIELD GROUP++              5.40     10/01/2012         206,790
TOTAL FOREIGN CORPORATE BONDS (COST $5,758,948)                        5,670,418
                                                                   -------------
FOREIGN GOVERNMENT BONDS@: 0.70%
    400,000   EMIRATE OF ABU DHABI++         5.50     08/02/2012         411,738
    104,000   MEXICO GOVERNMENT
              INTERNATIONAL BOND             6.05     01/11/2040          99,996
    205,000   REPUBLIC OF BRAZIL<<           6.00     01/17/2017         208,998
    100,000   UNITED MEXICAN STATES
              SERIES MTNA                    5.88     01/15/2014         104,000
TOTAL FOREIGN GOVERNMENT BONDS (COST $ 819,834)                          824,732
                                                                   -------------
AGENCY SECURITIES: 44.07%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 8.34%
    221,952   FHLMC #1B3391+/-<<             5.74     05/01/2037         225,450
      3,333   FHLMC #1B7562+/-               6.17     11/01/2037           3,391
     47,831   FHLMC #1G1619+/-               5.94     03/01/2037          48,411
     83,658   FHLMC #1G1919+/-               5.94     05/01/2037          84,647
     62,311   FHLMC #1G1949+/-               5.93     05/01/2037          63,025
    118,808   FHLMC #1G2254+/-               6.39     10/01/2037         121,885
    316,182   FHLMC #1J1389+/-<<             6.68     11/01/2036         324,790
    154,885   FHLMC #1J1409+/-               5.85     12/01/2036         157,822
    272,945   FHLMC #1J1465+/-               5.87     01/01/2037         276,696
    410,466   FHLMC #1J1581+/-<<             5.92     04/01/2037         417,108
     98,642   FHLMC #1J1630+/-               5.91     04/01/2037         100,205
    333,070   FHLMC #1J2842+/-               6.15     09/01/2037         340,090
     46,277   FHLMC #1N0166+/-               6.32     06/01/2036          47,454
    260,137   FHLMC #1N0287+/-<<             6.57     11/01/2036         267,328
    168,070   FHLMC #1Q0251+/-               6.30     04/01/2037         172,176
    177,000   FHLMC #A78361                  5.50     05/01/2033         175,479
    151,000   FHLMC #A78364<<                5.50     05/01/2033         149,702
    108,000   FHLMC #A78365                  5.50     05/01/2034         107,004
    177,000   FHLMC #A78367                  5.50     05/01/2034         175,479
    144,000   FHLMC #A78368                  5.50     05/01/2035         142,403
    218,000   FHLMC #A78369<<                5.50     05/01/2036         215,582
    159,379   FHLMC #A80415                  4.50     03/01/2035         148,575
    134,565   FHLMC #E01279                  5.50     01/01/2018         136,569
    167,807   FHLMC #E01497<<                5.50     11/01/2018         170,133
    129,588   FHLMC #E01539                  5.50     12/01/2018         131,372
    382,893   FHLMC #G02455<<                5.50     10/01/2030         379,841
    119,827   FHLMC #G11594                  5.50     08/01/2019         121,457
    109,769   FHLMC #G11653                  5.50     12/01/2019         111,263
    455,465   FHLMC #G11658<<                5.50     01/01/2020         461,377
    218,473   FHLMC #G11786<<                5.00     10/01/2014         219,800
    226,630   FHLMC #G11850<<                5.50     07/01/2020         229,571
    278,345   FHLMC #G11940<<                5.50     05/01/2020         281,957
    210,983   FHLMC #G11944                  5.50     07/01/2020         213,721
    264,175   FHLMC #G11983<<                5.50     01/01/2020         267,604
     90,661   FHLMC #G12258                  6.00     08/01/2016          92,897
    184,061   FHLMC #G12474<<                5.50     01/01/2017         186,508

                  94 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT TOTAL RETURN BOND FUND

                                           INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                  RATE        DATE          VALUE
-----------   -------------                --------   ----------   -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
(continued)
$   274,186   FHLMC #G12827<<                5.50%    02/01/2021   $     277,873
    164,758   FHLMC #G12888                  5.50     07/01/2018         166,973
     93,314   FHLMC #G13169                  5.50     06/01/2020          94,555
    240,648   FHLMC #G30391<<                4.50     04/01/2028         226,289
     79,144   FHLMC #J02372                  5.50     05/01/2020          80,221
     75,961   FHLMC #J02373                  5.50     05/01/2020          76,995
     91,564   FHLMC #J02376                  6.00     05/01/2020          93,827
     86,989   FHLMC #J04514                  5.50     03/01/2017          88,159
  2,000,000   FHLMC TBA%%                    5.50     08/13/2038       1,965,000
                                                                       9,838,664
                                                                   -------------
FEDERAL NATIONAL MORTGAGE
ASSOCIATION: 32.21%
    171,112   FNMA #190129                   6.00     11/01/2023         174,189
    329,573   FNMA #190337<<                 5.00     07/01/2033         317,942
    240,816   FNMA #254758                   4.50     06/01/2013         239,854
    165,367   FNMA #254918                   4.50     09/01/2033         154,082
    537,527   FNMA #254949<<                 5.00     11/01/2033         518,556
     87,283   FNMA #256559                   5.50     01/01/2017          88,291
     79,786   FNMA #256646                   5.50     03/01/2017          80,707
    281,685   FNMA #256682<<                 5.50     04/01/2017         284,939
    326,075   FNMA #256719<<                 5.50     05/01/2017         329,842
    312,720   FNMA #555592<<                 5.50     07/01/2033         310,075
    412,588   FNMA #688017<<                 5.50     03/01/2033         409,099
    336,201   FNMA #694406                   5.50     03/01/2033         333,357
     71,275   FNMA #699613                   5.50     06/01/2033          70,672
    680,158   FNMA #702005<<                 5.50     05/01/2033         674,406
      8,101   FNMA #725068                   5.50     01/01/2019           8,230
    862,238   FNMA #725610<<                 5.50     07/01/2034         853,329
    349,616   FNMA #725611                   5.50     06/01/2034         346,659
     82,384   FNMA #728720                   5.00     07/01/2033          79,476
    427,145   FNMA #728877<<                 5.00     08/01/2033         412,070
    993,799   FNMA #735651<<                 4.50     06/01/2035         922,253
    492,745   FNMA #745121<<                 5.50     12/01/2018         500,593
    699,867   FNMA #745314<<                 4.00     05/01/2034         621,724
    204,488   FNMA #745526                   6.00     05/01/2021         209,881
    281,762   FNMA #819357<<                 4.50     03/01/2035         261,478
          4   FNMA #868444+/-                5.71     04/01/2036               4
    859,689   FNMA #888091<<                 5.50     12/01/2030         853,494
    344,092   FNMA #888202<<                 5.50     02/01/2017         348,822
    566,877   FNMA #888307+/-                5.92     04/01/2037         575,971
    836,952   FNMA #888415<<                 5.00     12/01/2036         805,060
    435,396   FNMA #888482<<                 4.50     05/01/2035         405,684
    133,260   FNMA #888911+/-                6.10     11/01/2037         135,923
    282,760   FNMA #888964                   7.00     11/01/2037         296,711
  2,803,407   FNMA #889069                   5.50     01/01/2021       2,848,057
    252,405   FNMA #889115                   5.50     12/01/2019         256,741
    494,852   FNMA #889213<<                 5.50     10/01/2020         502,115
    767,919   FNMA #889222<<                 5.00     12/01/2036         738,657
  1,118,905   FNMA #889318<<                 5.50     07/01/2020       1,136,726
    261,235   FNMA #889453                   4.50     04/01/2028         245,531
    361,637   FNMA #889495                   6.50     03/01/2038         372,741
    434,514   FNMA #889514<<                 6.50     04/01/2038         447,210
    486,573   FNMA #889568                   5.50     03/01/2020         494,323
  2,923,000   FNMA #889657                   4.50     09/01/2037       2,714,280
    124,713   FNMA #905597+/-                6.07     12/01/2036         127,065

                  Wells Fargo Advantage Variable Trust Funds 95


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT TOTAL RETURN BOND FUND

                                           INTEREST    MATURITY
 PRINCIPAL    SECURITY NAME                  RATE        DATE          VALUE
-----------   -------------                --------   ----------   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
(continued)
$   157,217   FNMA #905618+/-                6.10%    12/01/2036   $     160,399
     85,489   FNMA #905629+/-                6.13     12/01/2036          87,339
    304,656   FNMA #906216+/-                5.95     01/01/2037         310,563
    100,499   FNMA #906403+/-                6.03     01/01/2037         102,162
    127,202   FNMA #906404+/-                5.95     01/01/2037         128,833
     84,735   FNMA #909569+/-                5.88     02/01/2037          85,511
    105,745   FNMA #914819+/-                5.98     04/01/2037         107,114
     70,986   FNMA #914820+/-                6.01     04/01/2037          72,012
    172,209   FNMA #917894+/-                5.78     05/01/2037         175,208
    214,394   FNMA #928939                   7.00     12/01/2037         224,972
     93,801   FNMA #944357                   6.00     06/01/2022          96,255
    239,882   FNMA #945032+/-                5.77     08/01/2037         243,662
     94,896   FNMA #945657+/-                6.28     09/01/2037          97,287
    163,603   FNMA #949593                   6.00     08/01/2022         167,883
    700,000   FNMA TBA%%                     5.50     07/01/2020         704,593
  1,500,000   FNMA TBA%%                     5.50     08/01/2020       1,506,093
  1,000,000   FNMA TBA%%                     6.00     09/01/2021       1,020,000
  1,000,000   FNMA TBA%%                     4.50     08/01/2023         964,063
  2,000,000   FNMA TBA%%                     5.00     08/01/2023       1,973,124
  2,800,000   FNMA TBA%%                     5.00     07/01/2033       2,683,626
  4,100,000   FNMA TBA%%                     5.50     08/01/2034       4,030,813
  1,500,000   FNMA TBA%%                     6.50     08/01/2038       1,539,843
                                                                      37,988,174
                                                                   -------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION: 3.52%
    670,790   GNMA #782044<<                 6.50     12/15/2032         696,173
  3,500,000   GNMA TBA%%                     5.50     08/01/2038       3,458,438
                                                                       4,154,611
                                                                   -------------
TOTAL AGENCY SECURITIES
(COST $ 51,837,243)                                                   51,981,449
                                                                   -------------
US TREASURY SECURITIES: 8.18%
US TREASURY BONDS: 4.24%
  2,050,000   US TREASURY BOND<<             7.13     02/15/2023       2,624,640
    329,000   US TREASURY BOND<<             6.25     05/15/2030         404,953
    384,000   US TREASURY BOND<<             5.38     02/15/2031         426,660
    316,000   US TREASURY BOND<<             4.50     02/15/2036         313,754
    638,400   US TREASURY BOND<<             4.75     02/15/2037         659,248
    531,200   US TREASURY BOND<<             5.00     05/15/2037         570,874
                                                                       5,000,129
                                                                   -------------
US TREASURY NOTES: 3.94%
    120,000   US TREASURY NOTE<<             2.00     02/28/2010         119,128
    202,600   US TREASURY NOTE<<             1.75     03/31/2010         199,988
    123,000   US TREASURY NOTE<<             4.50     05/15/2010         127,334
    220,000   US TREASURY NOTE<<             4.63     10/31/2011         230,914
     34,000   US TREASURY NOTE               2.75     02/28/2013          33,193
    463,000   US TREASURY NOTE<<             3.50     05/31/2013         466,436
    380,000   US TREASURY NOTE               3.38     06/30/2013         380,683
     15,000   US TREASURY NOTE<<             3.50     02/15/2018          14,439
  2,796,000   US TREASURY NOTE<<             3.88     05/15/2018       2,772,628
    760,000   US TREASURY NOTE<<##           4.79     11/15/2027         303,783
                                                                       4,648,526
                                                                   -------------
TOTAL US TREASURY SECURITIES
(COST $ 9,600,160)                                                     9,648,655
                                                                   -------------

                  96 Wells Fargo Advantage Variable Trust Funds


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT TOTAL RETURN BOND FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
COLLATERAL FOR SECURITIES LENDING: 24.62%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.34%
    688,543   BLACKROCK TEMPORARY #24 MONEY MARKET FUND            $     688,543
    688,543   DAILY ASSETS FUND INSTITUTIONAL                            688,543
    688,543   DREYFUS CASH MANAGEMENT FUND                               688,543
    688,543   SHORT-TERM INVESTMENT COMPANY MONEY MARKET FUND            688,543
                                                                       2,754,172
                                                                   -------------

                                           INTEREST    MATURITY
 PRINCIPAL                                   RATE        DATE
-----------                                --------   ----------
COLLATERAL INVESTED IN OTHER
ASSETS: 22.28%
$   331,030   BANK OF AMERICA REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $ 331,051)     2.25%    07/01/2008         331,030
  4,965,452   BANK OF AMERICA REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY
              VALUE $ 4,965,818)             2.65     07/01/2008       4,965,452
    767,990   BANK OF IRELAND                3.30     07/01/2008         767,990
    741,507   BANK OF IRELAND                3.75     07/01/2008         741,507
    728,266   BARCLAYS REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $ 728,312)     2.25     07/01/2008         728,266
    662,060   BASF FINANCE EUROPE
              NV+/-++                        2.81     10/17/2008         661,563
    307,961   CHEYNE FINANCE
              LLC+/-++(i)(a)####             6.40     02/25/2008         221,732
  5,097,864   CITIGROUP REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY
              VALUE $ 5,098,232)             2.60     07/01/2008       5,097,864
    794,472   CREDIT SUISSE FIRST BOSTON
              REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY
              MONEY MARKET SECURITIES
              (MATURITY VALUE $ 794,538)     3.00     07/01/2008         794,472
  2,674,723   DEUTSCHE BANK REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY
              VALUE $ 2,674,924)             2.70     07/01/2008       2,674,723
    198,618   ELYSIAN FUNDING LLC++          2.70     07/01/2008         198,618
    224,836   ERASMUS CAPITAL
              CORPORATION++                  2.62     07/01/2008         224,836
     82,877   GOLDMAN SACHS & COMPANY
              REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY VALUE $ 82,883)      2.40     07/01/2008          82,877
    463,442   ING (USA) ANNUITY & LIFE
              INSURANCE COMPANY+/-(i)        2.55     10/16/2008         463,442
    820,955   JPMORGAN CHASE REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MONEY MARKET SECURITIES
              (MATURITY VALUE $ 821,026)     3.10     07/01/2008         820,955
  2,118,593   JPMORGAN CHASE REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MORTGAGE-BACKED SECURITIES
              (MATURITY
              VALUE $ 2,118,755)             2.75     07/01/2008       2,118,593
    794,472   LEHMAN BROTHERS REPURCHASE
              AGREEMENT - 102%
              COLLATERALIZED BY
              MONEY MARKET SECURITIES
              (MATURITY VALUE $ 794,540)     3.10     07/01/2008         794,472
    331,030   MAZARIN FUNDING
              CORPORATION+/-++               2.57     08/04/2008         330,604
    331,030   METLIFE GLOBAL
              FUNDING I+/-++                 2.48     10/21/2008         330,983
    203,584   MORGAN STANLEY+/-              2.60     10/15/2008         203,430
    331,030   NATEXIS BANQUES
              POPULAIRES+/-++                2.73     09/08/2008         330,962
     79,447   PALISADES INSURANCE
              COMPANY                        3.05     07/02/2008          79,440
    235,693   PREMIUM ASSET
              TRUST+/-++(i)                  2.86     07/15/2008         235,637
    344,271   SHEFFIELD RECEIVABLES
              CORPORATION++                  3.00     07/07/2008         344,099
    529,648   STANFIELD VICTORIA FUNDING
              LLC+/-++(i)(a)####             5.73     04/03/2008         434,311
    105,930   THAMES ASSET GLOBAL
              SECURITIZATION #1
              INCORPORATED++                 3.00     07/07/2008         105,877
  1,324,120   TRANSAMERICA OCCIDENTAL
              LIFE INSURANCE+/-(i)           2.70     10/31/2008       1,324,120
    331,030   UNICREDITO ITALIANO BANK
              (IRELAND) SERIES LIB+/-++      2.48     10/08/2008         330,922
    331,030   VICTORIA FINANCE
              LLC+/-++(i)(a)####             2.55     08/07/2008         271,445
    331,030   VICTORIA FINANCE
              LLC+/-++(i)(a)####             5.56     05/02/2008         271,445
                                                                      26,281,667
                                                                   -------------

                  Wells Fargo Advantage Variable Trust Funds 97


               Portfolio of Investments--June 30, 2008 (Unaudited)

VT TOTAL RETURN BOND FUND

   SHARES     SECURITY NAME                                            VALUE
-----------   -------------                                        -------------
TOTAL COLLATERAL FOR SECURITIES LENDING
(COST $29,374,627)                                                    29,035,839
                                                                   -------------
SHORT-TERM INVESTMENTS: 3.83%
  4,516,052   WELLS FARGO ADVANTAGE
              MONEY MARKET TRUST~+++                               $   4,516,052
                                                                   -------------
TOTAL SHORT-TERM INVESTMENTS
(COST $4,516,052)                                                      4,516,052
                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $161,955,331)*                                      136.55%  $ 161,060,893
OTHER ASSETS AND LIABILITIES,
NET                                                       (36.55)    (43,113,494)
                                                          ------   -------------
TOTAL NET ASSETS                                          100.00%  $ 117,947,399
                                                          ------   -------------

                                           INTEREST    MATURITY
 PRINCIPAL                                   RATE        DATE
-----------                                --------   ----------
SCHEDULE OF TBA SALE
COMMITMENTS: (2.44%)
$(3,000,000)  FNMA TBA%%                     5.00%    07/15/2038   $  (2,875,314)
TOTAL SCHEDULE OF TBA SALE COMMITMENTS
(COST $2,874,750)                                                     (2,875,314)
                                                                   -------------

----------
+/-  Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

<<   All or a portion of this security is on loan. (See Note 2)

@    Foreign bond principal is denominated in US dollars.

%%   Securities issued on a when-issued (TBA) basis. (See Note 2)

##   Zero coupon bond. Interest rate presented is yield to maturity.

(i)  Illiquid security.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++  Short-term security of an affiliate of the Fund with a cost of $4,516,052.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

                  98 Wells Fargo Advantage Variable Trust Funds


         Statements of Assets and Liabilities--June 30, 2008 (Unaudited)

                                                                                   VT Asset         VT C&B
                                                                                  Allocation      Large Cap
                                                                                     Fund         Value Fund
                                                                                -------------   -------------
ASSETS
   Investments
      In securities, at fair value (including securities on loan)............   $ 191,668,673   $  23,881,656
      Collateral received for securities loaned (Note 2) ....................      79,514,871         140,180
      Investments in affiliates .............................................       6,615,127         255,903
      Repurchase Agreements .................................................               0               0
                                                                                -------------   -------------
   Total investments at fair value (see cost below) .........................     277,798,671      24,277,739
                                                                                -------------   -------------
   Cash .....................................................................          50,000          50,000
   Receivable for Fund shares issued ........................................             561           1,112
   Variation margin receivable on futures contracts .........................          70,950               0
   Receivable for investments sold ..........................................               0               0
   Receivables for dividends and interest ...................................       1,214,267          66,308
   Prepaid expenses and other assets ........................................               0               0
   Unrealized appreciation on forward foreign currency contracts.............               0               0
                                                                                -------------   -------------
Total assets ................................................................     279,134,449      24,395,159
                                                                                -------------   -------------
LIABILITIES
   Payable to custodian for overdrafts ......................................               0               0
   Foreign taxes payable ....................................................               0               0
   Payable for investments purchased ........................................          79,668               0
   Payable for interest rate swaps/spread locks .............................               0               0
   Unrealized depreciation on forward foreign currency contracts ............               0               0
   Payable upon receipt of securities loaned (Note 2) .......................      80,350,891         151,840
   Payable to investment advisor and affiliates (Note 3) ....................         160,493          13,925
   Accrued expenses and other liabilities ...................................          71,774          14,270
                                                                                -------------   -------------
Total liabilities ...........................................................      80,662,826         180,035
                                                                                -------------   -------------
TOTAL NET ASSETS ............................................................   $ 198,471,623   $  24,215,124
                                                                                =============   =============
NET ASSETS CONSIST OF
   Paid-in capital ..........................................................   $ 189,688,286   $  27,135,689
   Undistributed net investment income (loss) ...............................         183,832          12,260
   Undistributed net realized gain (loss) on investments ....................       4,786,270        (517,877)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated in
      foreign currencies ....................................................       7,977,139      (2,403,288)
   Net unrealized appreciation (depreciation) from investments of collateral
      received for securities loaned ........................................        (836,020)        (11,660)
   Net unrealized appreciation (depreciation) of forward foreign currency
      contracts and transactions ............................................               0               0
   Net unrealized appreciation (depreciation) of futures.....................      (3,327,884)              0
   Net unrealized appreciation (depreciation) of options, swap agreements,
      and short sales .......................................................               0               0
                                                                                -------------   -------------
TOTAL NET ASSETS ............................................................   $ 198,471,623   $  24,215,124
                                                                                =============   =============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets ...............................................................   $ 198,471,623   $  24,215,124
   Shares outstanding .......................................................      15,382,469       2,558,669
   Net asset value and offering price per share .............................   $       12.90   $        9.46
                                                                                -------------   -------------
Investments at cost .........................................................   $ 270,657,552   $  26,692,687
                                                                                -------------   -------------
Securities on loan, at market value (Note 2) ................................   $  79,009,013   $     121,210
                                                                                -------------   -------------

----------
(1)  Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

                  Wells Fargo Advantage Variable Trust Funds 99


         Statements of Assets and Liabilities--June 30, 2008 (Unaudited)

                                                                                                                      VT
                                                                                 VT Discovery     VT Equity     International
                                                                                     Fund        Income Fund      Core Fund
                                                                                -------------   -------------   -------------
ASSETS
   Investments
      In securities, at fair value (including securities on loan)............   $ 212,983,901   $  70,142,561   $  35,376,926
      Collateral received for securities loaned (Note 2) ....................      47,922,912       2,736,979               0
      Investments in affiliates .............................................       6,817,348         326,697               0
      Repurchase Agreements .................................................               0               0               0
                                                                                -------------   -------------   -------------
   Total investments at fair value (see cost below) .........................     267,724,161      73,206,237      35,376,926
                                                                                -------------   -------------   -------------
   Cash .....................................................................               0          50,000               0
   Receivable for Fund shares issued ........................................         149,843              94               0
   Variation margin receivable on futures contracts .........................               0               0               0
   Receivable for investments sold ..........................................       1,725,306               0               0
   Receivables for dividends and interest ...................................          53,378          93,786         135,567
   Prepaid expenses and other assets ........................................          14,888               0               0
   Unrealized appreciation on forward foreign currency contracts.............           8,030               0               0
                                                                                -------------   -------------   -------------
Total assets ................................................................     269,675,606      73,350,117      35,512,493
                                                                                -------------   -------------   -------------
LIABILITIES
   Payable to custodian for overdrafts ......................................               0               0          25,141
   Foreign taxes payable ....................................................               0               0             570
   Payable for investments purchased ........................................       2,797,652         177,662          59,833
   Payable for interest rate swaps/spread locks .............................               0               0               0
   Unrealized depreciation on forward foreign currency contracts ............               0               0             151
   Payable upon receipt of securities loaned (Note 2) .......................      48,489,107       2,813,576               0
   Payable to investment advisor and affiliates (Note 3) ....................         198,222          51,410          18,740
   Accrued expenses and other liabilities ...................................           8,030          18,525          23,128
                                                                                -------------   -------------   -------------
Total liabilities ...........................................................      51,493,011       3,061,173         127,563
                                                                                -------------   -------------   -------------
TOTAL NET ASSETS ............................................................   $ 218,182,595   $  70,288,944   $  35,384,930
                                                                                =============   =============   =============
NET ASSETS CONSIST OF
   Paid-in capital ..........................................................   $ 343,770,343   $  55,256,464   $  25,397,847
   Undistributed net investment income (loss) ...............................        (687,568)         32,667       1,184,672
   Undistributed net realized gain (loss) on investments ....................    (148,525,798)     11,203,850       7,042,744
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated in
      foreign currencies ....................................................      24,191,813       3,872,560       1,759,818
   Net unrealized appreciation (depreciation) from investments of collateral
      received for securities loaned ........................................        (566,195)        (76,597)              0
   Net unrealized appreciation (depreciation) of forward foreign currency
      contracts and transactions ............................................               0               0            (151)
   Net unrealized appreciation (depreciation) of futures.....................               0               0               0
   Net unrealized appreciation (depreciation) of options, swap agreements,
      and short sales .......................................................               0               0               0
                                                                                -------------   -------------   -------------
TOTAL NET ASSETS ............................................................   $ 218,182,595   $  70,288,944   $  35,384,930
                                                                                =============   =============   =============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets ...............................................................   $ 218,182,595   $  70,288,944   $  35,384,930
   Shares outstanding .......................................................      11,120,052       4,413,333       3,830,208
   Net asset value and offering price per share .............................   $       19.62   $       15.93   $        9.24
                                                                                -------------   -------------   -------------
Investments at cost .........................................................   $ 244,098,543   $  69,410,274   $  33,617,839
                                                                                -------------   -------------   -------------
Securities on loan, at market value (Note 2) ................................   $  47,438,231   $   2,640,426   $           0
                                                                                -------------   -------------   -------------

                                                                                   VT Large        VT Large
                                                                                   Company         Company         VT Money
                                                                                  Core Fund      Growth Fund     Market Fund
                                                                                -------------   -------------   -------------
ASSETS
   Investments
      In securities, at fair value (including securities on loan)............   $  16,058,473   $  76,931,085   $  46,093,773
      Collateral received for securities loaned (Note 2) ....................         845,404       3,482,375               0
      Investments in affiliates .............................................         205,083         807,422               0
      Repurchase Agreements .................................................               0               0       4,955,000
                                                                                -------------   -------------   -------------
   Total investments at fair value (see cost below) .........................      17,108,960      81,220,882      51,048,773
                                                                                -------------   -------------   -------------
   Cash .....................................................................          50,000          50,000          51,050
   Receivable for Fund shares issued ........................................               0              87               0
   Variation margin receivable on futures contracts .........................               0               0               0
   Receivable for investments sold ..........................................          43,160               0               0
   Receivables for dividends and interest ...................................           8,708          25,488          60,825
   Prepaid expenses and other assets ........................................               0               0               0
   Unrealized appreciation on forward foreign currency contracts.............               0               0               0
                                                                                -------------   -------------   -------------
Total assets ................................................................      17,210,828      81,296,457      51,160,648
                                                                                -------------   -------------   -------------
LIABILITIES
   Payable to custodian for overdrafts ......................................               0               0               0
   Foreign taxes payable ....................................................               0               0               0
   Payable for investments purchased ........................................          87,424               0          33,000
   Payable for interest rate swaps/spread locks .............................               0               0               0
   Unrealized depreciation on forward foreign currency contracts ............               0               0               0
   Payable upon receipt of securities loaned (Note 2) .......................         862,734       3,521,115               0
   Payable to investment advisor and affiliates (Note 3) ....................           7,575          57,371          23,895
   Accrued expenses and other liabilities ...................................          12,242          18,915          20,761
                                                                                -------------   -------------   -------------
Total liabilities ...........................................................         969,975       3,597,401          77,656
                                                                                -------------   -------------   -------------
TOTAL NET ASSETS ............................................................   $  16,240,853   $  77,699,056   $  51,082,992
                                                                                =============   =============   =============
NET ASSETS CONSIST OF
   Paid-in capital ..........................................................   $  30,675,130   $ 104,713,238   $  51,086,284
   Undistributed net investment income (loss) ...............................         271,917         334,266               0
   Undistributed net realized gain (loss) on investments ....................     (12,487,145)    (27,881,169)         (3,292)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated in
      foreign currencies ....................................................      (2,201,719)        571,461               0
   Net unrealized appreciation (depreciation) from investments of collateral
      received for securities loaned ........................................         (17,330)        (38,740)              0
   Net unrealized appreciation (depreciation) of forward foreign currency
      contracts and transactions ............................................               0               0               0
   Net unrealized appreciation (depreciation) of futures.....................               0               0               0
   Net unrealized appreciation (depreciation) of options, swap agreements,
      and short sales .......................................................               0               0               0
                                                                                -------------   -------------   -------------
TOTAL NET ASSETS ............................................................   $  16,240,853   $  77,699,056   $  51,082,992
                                                                                =============   =============   =============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets ...............................................................   $  16,240,853   $  77,699,056   $  51,082,992
   Shares outstanding .......................................................       1,127,116       8,915,451      51,089,142
   Net asset value and offering price per share .............................   $       14.41   $        8.72   $        1.00
                                                                                -------------   -------------   -------------
Investments at cost .........................................................   $  19,328,009   $  80,688,161   $  51,048,773
                                                                                -------------   -------------   -------------
Securities on loan, at market value (Note 2) ................................   $     829,675   $   3,378,198   $           0
                                                                                -------------   -------------   -------------

                                                                                      VT
                                                                                 Opportunity
                                                                                     Fund
                                                                                -------------
ASSETS
   Investments
      In securities, at fair value (including securities on loan)............   $ 619,678,440
      Collateral received for securities loaned (Note 2) ....................     110,763,440
      Investments in affiliates .............................................      53,846,025
      Repurchase Agreements .................................................               0
                                                                                -------------
   Total investments at fair value (see cost below) .........................     784,287,905
                                                                                -------------
   Cash .....................................................................               0
   Receivable for Fund shares issued ........................................          51,731
   Variation margin receivable on futures contracts .........................               0
   Receivable for investments sold ..........................................               0
   Receivables for dividends and interest ...................................         479,241
   Prepaid expenses and other assets ........................................               0
   Unrealized appreciation on forward foreign currency contracts.............             466
                                                                                -------------
Total assets ................................................................     784,819,343
                                                                                -------------
LIABILITIES
   Payable to custodian for overdrafts ......................................               0
   Foreign taxes payable ....................................................               0
   Payable for investments purchased ........................................       5,559,596
   Payable for interest rate swaps/spread locks .............................       2,603,495
   Unrealized depreciation on forward foreign currency contracts ............               0
   Payable upon receipt of securities loaned (Note 2) .......................     112,284,281
   Payable to investment advisor and affiliates (Note 3) ....................         599,631
   Accrued expenses and other liabilities ...................................          89,952
                                                                                -------------
Total liabilities ...........................................................     121,136,955
                                                                                -------------
TOTAL NET ASSETS ............................................................   $ 663,682,388
                                                                                =============
NET ASSETS CONSIST OF
   Paid-in capital ..........................................................   $ 464,971,762
   Undistributed net investment income (loss) ...............................      14,615,351
   Undistributed net realized gain (loss) on investments ....................     152,975,753
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated in
      foreign currencies ....................................................      35,243,392
   Net unrealized appreciation (depreciation) from investments of collateral
      received for securities loaned ........................................      (1,520,841)
   Net unrealized appreciation (depreciation) of forward foreign currency
      contracts and transactions ............................................             466
   Net unrealized appreciation (depreciation) of futures.....................               0
   Net unrealized appreciation (depreciation) of options, swap agreements,
      and short sales .......................................................      (2,603,495)
                                                                                -------------
TOTAL NET ASSETS ............................................................   $(663,682,388)
                                                                                =============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets ...............................................................   $ 663,682,388
   Shares outstanding .......................................................      31,925,301
   Net asset value and offering price per share .............................   $       20.79
                                                                                -------------
Investments at cost .........................................................   $ 750,565,204
                                                                                -------------
Securities on loan, at market value (Note 2) ................................   $ 107,885,570
                                                                                -------------

                 100 Wells Fargo Advantage Variable Trust Funds


         Statements of Assets and Liabilities--June 30, 2008 (Unaudited)

                                                                                VT Small Cap    VT Small/Mid    VT Total Return
                                                                                 Growth Fund   Cap Value Fund      Bond Fund
                                                                                ------------   --------------   ---------------
ASSETS
   Investments
      In securities, at fair value (including securities on loan) ...........   $181,354,654    $15,276,719      $ 127,509,002
      Collateral received for securities loaned (Note 2) ....................     63,661,711              0         29,035,839
      Investments in affiliates .............................................        568,208         59,132          4,516,052
                                                                                ------------    -----------      -------------
   Total investments at fair value (see cost below) .........................    245,584,573     15,335,851        161,060,893
                                                                                ------------    -----------      -------------
   Cash .....................................................................         50,000              0             50,000
   Receivable for Fund shares issued ........................................              0             58                  0
   Receivable for investments sold ..........................................      1,999,833        164,279         37,136,575
   Receivables for dividends and interest ...................................         18,193         28,012          7,283,592
   Prepaid expenses and other assets ........................................              0              0            206,360
                                                                                ------------    -----------      -------------
Total assets ................................................................    247,652,599     15,528,200        205,737,420
                                                                                ------------    -----------      -------------
LIABILITIES
   Securities sold short, at fair value .....................................              0              0          2,875,314
   Payable for investments purchased ........................................      2,199,152        173,675         54,992,235
   Dividends payable ........................................................              0              0            448,085
   Payable upon receipt of securities loaned (Note 2) .......................     64,791,159              0         29,374,627
   Payable to investment advisor and affiliates (Note 3) ....................        182,510         10,014             78,929
   Accrued expenses and other liabilities ...................................         95,959         10,620             20,831
                                                                                ------------    -----------      -------------
Total liabilities ...........................................................     67,268,780        194,309         87,790,021
                                                                                ------------    -----------      -------------
TOTAL NET ASSETS ............................................................   $180,383,819    $15,333,891      $ 117,947,399
                                                                                ============    ===========      =============
NET ASSETS CONSIST OF
   Paid-in capital ..........................................................   $169,009,854    $13,395,791      $ 119,233,711
   Undistributed net investment income (loss) ...............................       (719,610)        70,918            (12,764)
   Undistributed net realized gain (loss) on investments ....................     38,216,148      2,810,272           (378,546)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated
   in foreign  currencies ...................................................    (24,993,125)      (943,090)          (555,650)
   Net unrealized appreciation (depreciation) from investments of
   collateral received for securities loaned ................................     (1,129,448)             0           (338,788)
   Net unrealized appreciation (depreciation) of options, swap
     agreements, and short sales ............................................              0              0               (564)
                                                                                ------------    -----------      -------------
TOTAL NET ASSETS ............................................................   $180,383,819    $15,333,891      $ 117,947,399
                                                                                ============    ===========      =============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
PER SHARE(1)
   Net assets ...............................................................   $180,383,819    $15,333,891      $ 117,947,399
   Shares outstanding .......................................................     21,930,686      1,395,713         12,001,272
   Net asset value and offering price per share .............................   $       8.23    $     10.99      $        9.83
                                                                                ------------    -----------      -------------
Investments at cost .........................................................   $271,707,146    $16,278,941      $ 161,955,331
                                                                                ------------    -----------      -------------
Securities on loan, at market value (Note 2) ................................   $ 61,242,660    $         0      $  28,895,866
                                                                                ------------    -----------      -------------

----------
(1)  Each Fund has an unlimited number of authorized shares.

     The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                 102 Wells Fargo Advantage Variable Trust Funds


  Statements of Operations--For the Six Months Ended June 30, 2008 (Unaudited)

                                                                                   VT Asset         VT C&B
                                                                                  Allocation      Large Cap
                                                                                     Fund         Value Fund
                                                                                -------------   -------------
INVESTMENT INCOME
   Dividends(1) .............................................................    $  1,364,054    $    309,390
   Interest .................................................................       1,981,525               0
   Interest from affiliated securities ......................................          84,673           5,448
   Securities lending income, net ...........................................         299,894           3,801
                                                                                 ------------    ------------
Total investment income .....................................................       3,730,146         318,639
                                                                                 ------------    ------------
EXPENSES
   Advisory fees ............................................................         613,557          73,963
   Administration fees ......................................................         178,489          21,517
   Custody fees .............................................................          22,311           2,690
   Accounting fees ..........................................................          17,797          10,007
   Distribution fees (Note 3) ...............................................         278,889          33,620
   Professional fees ........................................................          15,468          14,355
   Shareholder reports ......................................................          32,054          13,235
   Trustees' fees ...........................................................           4,323           4,323
   Other fees and expenses ..................................................          13,780           2,226
                                                                                 ------------    ------------
Total expenses ..............................................................       1,176,668         175,936
                                                                                 ------------    ------------
LESS
   Waived fees and reimbursed expenses (Note 3) .............................         (61,110)        (41,456)
   Net expenses .............................................................       1,115,558         134,480
                                                                                 ------------    ------------
Net investment income (loss) ................................................       2,614,588         184,159
                                                                                 ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ..........       1,852,109        (398,823)
   Futures transactions .....................................................      (6,086,587)              0
   Options, swap agreements and short sale transactions .....................               0               0
   Affiliated Securities ....................................................          42,125               0
                                                                                 ------------    ------------
Net realized gain and loss from investments .................................      (4,192,353)       (398,823)
                                                                                 ------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ..........     (20,527,847)     (3,643,657)
   Investments of collateral received for securities loaned .................        (726,666)         (7,591)
   Forward foreign currency contracts .......................................               0               0
   Futures transactions .....................................................      (3,343,583)              0
   Options, swap agreements and short sale transactions .....................               0               0
                                                                                 ------------    ------------
Net change in unrealized appreciation (depreciation) of investments .........     (24,598,096)     (3,651,248)
                                                                                 ------------    ------------
Net realized and unrealized gain (loss) on investments ......................     (28,790,449)     (4,050,071)
                                                                                 ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............    $(26,175,861)   $ (3,865,912)
                                                                                 ============    ============
(1)Net of foreign withholding taxes of ......................................    $          0    $      1,786

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Variable Trust Funds 103


  Statements of Operations--For the Six Months Ended June 30, 2008 (Unaudited)

                                                                                                                      VT
                                                                                 VT Discovery     VT Equity     International
                                                                                     Fund        Income Fund      Core Fund
                                                                                -------------   -------------   -------------
INVESTMENT INCOME
   Dividends(1) .............................................................    $    335,946    $  1,096,013    $    763,271
   Interest .................................................................           5,294               0               0
   Interest from affiliated securities ......................................         100,513           6,317           2,596
   Securities lending income, net ...........................................          54,254           9,715              59
                                                                                 ------------    ------------    ------------
Total investment income .....................................................         496,007       1,112,045         765,926
                                                                                 ------------    ------------    ------------
EXPENSES
   Advisory fees ............................................................         771,897         221,308         144,315
   Administration fees ......................................................         164,671          64,381          30,787
   Custody fees .............................................................          20,584           8,048          19,242
   Accounting fees ..........................................................           7,123          12,351           1,956
   Distribution fees (Note 3) ...............................................         257,299         100,595          48,105
   Professional fees ........................................................          22,116          14,377          18,431
   Shareholder reports ......................................................          14,310          27,896          29,619
   Trustees' fees ...........................................................           4,323           4,323           4,323
   Other fees and expenses ..................................................           2,570           2,624          16,122
                                                                                 ------------    ------------    ------------
Total expenses ..............................................................       1,264,893         455,903         312,900
                                                                                 ------------    ------------    ------------
LESS
   Waived fees and reimbursed expenses (Note 3) .............................         (81,318)        (53,523)       (120,061)
   Net expenses .............................................................       1,183,575         402,380         192,839
                                                                                 ------------    ------------    ------------
Net investment income (loss) ................................................        (687,568)        709,665         573,087
                                                                                 ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ..........      (1,027,711)        826,012         489,888
   Futures transactions .....................................................               0               0               0
   Options, swap agreements and short sale transactions .....................               0               0               0
   Affiliated Securities ....................................................               0               0               0
                                                                                 ------------    ------------    ------------
Net realized gain and loss from investments .................................      (1,027,711)        826,012         489,888
                                                                                 ------------    ------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ..........      (5,282,179)    (14,166,454)     (5,712,232)
   Investments of collateral received for securities loaned .................        (443,506)        (66,356)              0
   Forward foreign currency contracts .......................................               0               0            (151)
   Futures transactions .....................................................               0               0               0
   Options, swap agreements and short sale transactions .....................               0               0               0
                                                                                 ------------    ------------    ------------
Net change in unrealized appreciation (depreciation) of investments .........      (5,725,685)    (14,232,810)     (5,712,383)
                                                                                 ------------    ------------    ------------
Net realized and unrealized gain (loss) on investments ......................      (6,753,396)    (13,406,798)     (5,222,495)
                                                                                 ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............    $ (7,440,964)   $(12,697,133)   $ (4,649,408)
                                                                                 ============    ============    ============
(1)Net of foreign withholding taxes of ......................................    $          0    $      3,582    $     89,693

                                                                                   VT Large        VT Large
                                                                                   Company         Company         VT Money
                                                                                  Core Fund      Growth Fund     Market Fund
                                                                                -------------   -------------   -------------
INVESTMENT INCOME
   Dividends(1) .............................................................    $    178,661    $    528,300    $          0
   Interest .................................................................               0               0         898,826
   Interest from affiliated securities ......................................           2,285          16,111               0
   Securities lending income, net ...........................................             864          12,854               0
                                                                                 ------------    ------------    ------------
Total investment income .....................................................         181,810         557,265         898,826
                                                                                 ------------    ------------    ------------
EXPENSES
   Advisory fees ............................................................          49,070         234,114          80,084
   Administration fees ......................................................          14,275          68,106          42,711
   Custody fees .............................................................           1,784           8,513           5,339
   Accounting fees ..........................................................           9,888          12,426          10,813
   Distribution fees (Note 3) ...............................................          22,305         106,415          66,737
   Professional fees ........................................................          13,794          14,058          19,533
   Shareholder reports ......................................................           9,579          28,533           9,720
   Trustees' fees ...........................................................           4,323           4,323           4,323
   Other fees and expenses ..................................................           2,160           2,633           1,925
                                                                                 ------------    ------------    ------------
Total expenses ..............................................................         127,178         479,121         241,185
                                                                                 ------------    ------------    ------------
LESS
   Waived fees and reimbursed expenses (Note 3) .............................         (37,960)        (53,459)        (40,975)
   Net expenses .............................................................          89,218         425,662         200,210
                                                                                 ------------    ------------    ------------
Net investment income (loss) ................................................          92,592         131,603         698,616
                                                                                 ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ..........         534,117        (392,270)         (3,442)
   Futures transactions .....................................................               0               0               0
   Options, swap agreements and short sale transactions .....................               0               0               0
   Affiliated Securities ....................................................               0               0               0
                                                                                 ------------    ------------    ------------
Net realized gain and loss from investments .................................         534,117        (392,270)         (3,442)
                                                                                 ------------    ------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ..........      (2,469,263)    (14,745,856)              0
   Investments of collateral received for securities loaned .................         (16,326)        (33,711)              0
   Forward foreign currency contracts .......................................               0               0               0
   Futures transactions .....................................................               0               0               0
   Options, swap agreements and short sale transactions .....................               0               0               0
                                                                                 ------------    ------------    ------------
Net change in unrealized appreciation (depreciation) of investments .........      (2,485,589)    (14,779,567)              0
                                                                                 ------------    ------------    ------------
Net realized and unrealized gain (loss) on investments ......................      (1,951,472)    (15,171,837)         (3,442)
                                                                                 ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............    $ (1,858,880)   $(15,040,234)   $    695,174
                                                                                 ============    ============    ============
(1)Net of foreign withholding taxes of ......................................    $          0    $     19,510    $          0

                                                                                      VT
                                                                                 Opportunity
                                                                                     Fund
                                                                                -------------
INVESTMENT INCOME
   Dividends(1) .............................................................    $  4,537,925
   Interest .................................................................         101,946
   Interest from affiliated securities ......................................       1,031,058
   Securities lending income, net ...........................................         165,127
                                                                                 ------------
Total investment income .....................................................      (5,836,056)
                                                                                 ------------
EXPENSES
   Advisory fees ............................................................       2,572,665
   Administration fees ......................................................         559,778
   Custody fees .............................................................          69,972
   Accounting fees ..........................................................          11,987
   Distribution fees (Note 3) ...............................................         874,654
   Professional fees ........................................................          34,229
   Shareholder reports ......................................................          92,704
   Trustees' fees ...........................................................           4,323
   Other fees and expenses ..................................................           4,696
                                                                                 ------------
Total expenses ..............................................................       4,225,008
                                                                                 ------------
LESS
   Waived fees and reimbursed expenses (Note 3) .............................        (481,489)
   Net expenses .............................................................       3,743,519
                                                                                 ------------
Net investment income (loss) ................................................       2,092,537
                                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ..........      22,514,714
   Futures transactions .....................................................               0
   Options, swap agreements and short sale transactions .....................         252,200
   Affiliated Securities ....................................................               0
                                                                                 ------------
Net realized gain and loss from investments .................................      22,766,914
                                                                                 ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ..........     (64,951,997)
   Investments of collateral received for securities loaned .................      (1,290,111)
   Forward foreign currency contracts .......................................             466
   Futures transactions .....................................................               0
   Options, swap agreements and short sale transactions .....................      (1,633,603)
                                                                                 ------------
Net change in unrealized appreciation (depreciation) of investments .........     (67,875,245)
                                                                                 ------------
Net realized and unrealized gain (loss) on investments ......................     (45,108,331)
                                                                                 ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............    $(43,015,794)
                                                                                 ============
(1)Net of foreign withholding taxes of ......................................    $     57,773

                 104 Wells Fargo Advantage Variable Trust Funds


  Statements of Operations--For the Six Months Ended June 30, 2008 (Unaudited)

                                                                                VT Small Cap    VT Small/Mid    VT Total Return
                                                                                 Growth Fund   Cap Value Fund      Bond Fund
                                                                                ------------   --------------   ---------------
INVESTMENT INCOME
   Dividends(1) .............................................................   $    187,766      $ 183,713       $         0
   Interest .................................................................            247              0         3,129,490
   Interest from affiliated securities ......................................         43,049          1,663            60,633
   Securities lending income, net ...........................................        208,240              0            60,276
                                                                                ------------      ---------       -----------
Total investment income .....................................................        439,302        185,376         3,250,399
                                                                                ------------      ---------       -----------
EXPENSES
   Advisory fees ............................................................        724,320         59,419           271,234
   Administration fees ......................................................        154,522         12,676            96,438
   Custody fees .............................................................         19,315          1,584            12,055
   Accounting fees ..........................................................         15,530          9,352            13,832
   Distribution fees (Note 3) ...............................................        241,440         19,806           150,685
   Professional fees ........................................................         14,076          8,580            15,531
   Shareholder reports ......................................................         39,191          8,481            17,517
   Trustees' fees ...........................................................          4,323          4,323             4,323
   Other fees and expenses ..................................................          2,419          1,072             2,750
                                                                                ------------      ---------       -----------
Total expenses ..............................................................      1,215,136        125,293           584,365
                                                                                ------------      ---------       -----------
LESS
   Waived fees and reimbursed expenses (Note 3) .............................        (56,224)       (34,977)          (41,899)
   Net expenses .............................................................      1,158,912         90,316          (542,466)
                                                                                ------------      ---------       -----------
Net investment income (loss) ................................................       (719,610)        95,060         2,707,933
                                                                                ------------      ---------       -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation ..........     (7,653,115)       336,232         1,222,195
                                                                                ------------      ---------       -----------
Net realized gain and loss from investments .................................     (7,653,115)       336,232         1,222,195
                                                                                ------------      ---------       -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation ..........    (23,746,871)      (630,265)       (2,208,894)
   Investments of collateral received for securities loaned .................       (918,067)             0          (299,094)
   Options, swap agreements and short sale transactions .....................              0              0             7,919
                                                                                ------------      ---------       -----------
Net change in unrealized appreciation (depreciation) of investments .........    (24,664,938)      (630,265)       (2,500,069)
                                                                                ------------      ---------       -----------
Net realized and unrealized gain (loss) on investments ......................    (32,318,053)      (294,033)       (1,277,874)
                                                                                ------------      ---------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............   $(33,037,663)     $(198,973)      $ 1,430,059
                                                                                ------------      ---------       -----------
(1)Net of foreign withholding taxes of ......................................   $          0      $      82       $         0

The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

                 106 Wells Fargo Advantage Variable Trust Funds


                       Statements of Changes in Net Assets

                                           VT ASSET ALLOCATION FUND
                                         ----------------------------
                                          For the Six       For the
                                          Months Ended    Year Ended
                                         June 30, 2008     December
                                          (Unaudited)      31, 2007
                                         -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...............  $254,054,290   $ 288,387,160

OPERATIONS
   Net investment income (loss) .......     2,614,588       6,201,322
   Net realized gain (loss) on
      investments .....................    (4,192,353)     16,303,749
   Net change in unrealized
      appreciation (depreciation)
      of investments ..................   (24,598,096)     (2,142,553)
                                         ------------   -------------
Net increase (decrease) in net
   assets resulting from operations ...   (26,175,861)     20,362,518
                                         ------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ..............    (2,549,776)     (6,059,537)
   Net realized gain on sales of
      investments .....................             0      (4,230,151)
                                         ------------   -------------
Total distributions to shareholders ...    (2,549,776)    (10,289,688)
                                         ------------   -------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ..........     8,238,908      15,975,890
   Reinvestment of distributions ......     2,549,776      10,289,756
   Cost of shares redeemed ............   (37,645,714)    (70,671,346)
                                         ------------   -------------
Net increase (decrease) in net
   assets resulting from capital
   share transactions - Total .........   (26,857,030)    (44,405,700)
                                         ------------   -------------
NET INCREASE (DECREASE) IN NET
   ASSETS .............................   (55,582,667)    (34,332,870)
                                         ============   =============
ENDING NET ASSETS .....................  $198,471,623   $ 254,054,290
                                         ============   =============

SHARES ISSUED AND REDEEMED
   Shares sold ........................       597,825       1,090,079
   Shares issued in reinvestment of
      distributions ...................       188,892         701,089
   Shares redeemed ....................    (2,754,645)     (4,844,255)
                                         ------------   -------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .........    (1,967,928)     (3,053,087)
                                         ============   =============

Ending balance of undistributed net
   investment income (loss) ...........  $    183,832   $     119,020
                                         ------------   -------------

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Variable Trust Funds 107


                       Statements of Changes in Net Assets

                                         VT C&B LARGE CAP VALUE FUND       VT DISCOVERY FUND          VT EQUITY INCOME FUND
                                         ---------------------------  ---------------------------  ---------------------------
                                          For the Six      For the     For the Six      For the     For the Six      For the
                                          Months Ended   Year Ended    Months Ended   Year Ended    Months Ended   Year Ended
                                         June 30, 3008    December    June 30, 2008    December    June 30, 2008    December
                                          (Unaudited)     31, 2007     (Unaudited)     31, 2007     (Unaudited)     31, 2007
                                         -------------  ------------  -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...............   $30,467,090   $ 32,168,833  $238,893,691   $233,946,749  $ 94,096,532   $116,232,202

OPERATIONS
   Net investment income (loss) .......       184,159        358,915      (687,568)    (1,736,985)      709,665      1,568,163
   Net realized gain (loss) on
      investments .....................      (398,823)     2,454,447    (1,027,711)    53,314,005       826,012     10,471,070
   Net change in unrealized
      appreciation (depreciation)
      of investments ..................    (3,651,248)    (3,327,040)   (5,725,685)    (3,454,623)  (14,232,810)    (8,869,555)
                                          -----------   ------------  ------------   ------------  ------------   ------------
Net increase (decrease) in net
   assets resulting from operations ...    (3,865,912)      (513,678)   (7,440,964)    48,122,397   (12,697,133)     3,169,678
                                          -----------   ------------  ------------   ------------  ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ..............      (191,961)      (338,853)            0              0      (692,452)    (1,552,694)
   Net realized gain on sales of
      investments .....................             0              0             0              0             0     (6,896,727)
                                          -----------   ------------  ------------   ------------  ------------   ------------
Total distributions to shareholders ...      (191,961)      (338,853)            0              0      (692,452)    (8,449,421)
                                          -----------   ------------  ------------   ------------  ------------   ------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ..........     3,411,373     11,932,733    21,642,848     32,983,718     3,796,476     10,217,892
   Reinvestment of distributions ......       191,961        338,853             0              0       692,452      8,449,441
   Cost of shares redeemed ............    (5,797,427)   (13,120,798)  (34,912,980)   (76,159,173)  (14,906,931)   (35,523,260)
                                          -----------   ------------  ------------   ------------  ------------   ------------
Net increase (decrease) in net
   assets resulting from capital
   share transactions - Total .........    (2,194,093)      (849,212)  (13,270,132)   (43,175,455)  (10,418,003)   (16,855,927)
                                          -----------   ------------  ------------   ------------  ------------   ------------
NET INCREASE (DECREASE) IN NET
   ASSETS .............................    (6,251,966)    (1,701,743)  (20,711,096)     4,946,942   (23,807,588)   (22,135,670)
                                          ===========   ============  ============   ============  ============   ============
ENDING NET ASSETS .....................   $24,215,124   $ 30,467,090  $218,182,595   $238,893,691  $ 70,288,944   $ 94,096,532
                                          ===========   ============  ============   ============  ============   ============

SHARES ISSUED AND REDEEMED
   Shares sold ........................       330,365      1,032,150     1,152,425      1,744,047       216,632        517,597
   Shares issued in reinvestment of
      distributions ...................        18,884         29,870             0              0        40,717        424,591
   Shares redeemed ....................      (563,199)    (1,150,985)   (1,908,911)    (4,093,604)     (864,314)    (1,808,274)
                                          -----------   ------------  ------------   ------------  ------------   ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .........      (213,950)       (88,965)     (756,486)    (2,349,557)     (606,965)      (866,086)
                                          ===========   ============  ============   ============  ============   ============

Ending balance of undistributed net
   investment income (loss) ...........   $    12,260   $     20,062  $   (687,568)  $          0  $     32,667   $     15,454
                                          -----------   ------------  ------------   ------------  ------------   ------------

                 108 Wells Fargo Advantage Variable Trust Funds


                       Statements of Changes in Net Assets

                                         VT INTERNATIONAL CORE FUND
                                         ---------------------------
                                          For the Six      For the
                                          Months Ended   Year Ended
                                         June 30, 2008    December
                                          (Unaudited)     31, 2007
                                         -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...............   $44,470,148   $ 44,316,850

OPERATIONS
   Net investment income (loss) .......       573,087        727,001
   Net realized gain (loss) on
      investments .....................       489,888      6,508,824
   Net change in unrealized
      appreciation (depreciation) of
      investments .....................    (5,712,383)    (1,710,827)
                                          -----------   ------------
Net increase (decrease) in net assets
   resulting from operations ..........    (4,649,408)     5,524,998
                                          -----------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ..............             0         (6,103)
   Net realized gain on sales of
      investments .....................             0     (3,343,838)
                                          -----------   ------------
Total distributions to shareholders ...             0     (3,349,941)
                                          -----------   ------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ..........     4,011,485      6,824,060
   Reinvestment of distributions ......             0      3,349,870
   Cost of shares redeemed ............    (8,447,295)   (12,195,689)
                                          -----------   ------------
Net increase (decrease) in net assets
   resulting from capital share
   transactions - Total ...............    (4,435,810)    (2,021,759)
                                          -----------   ------------
NET INCREASE (DECREASE) IN NET
   ASSETS .............................    (9,085,218)       153,298
                                          ===========   ============
ENDING NET ASSETS .....................   $35,384,930   $ 44,470,148
                                          ===========   ============

SHARES ISSUED AND REDEEMED
   Shares sold ........................       422,541        656,751
   Shares issued in reinvestment of
      distributions ...................             0        314,837
   Shares redeemed ....................      (884,959)    (1,167,028)
                                          -----------   ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................      (462,418)      (195,440)
                                          ===========   ============

Ending balance of undistributed net
   investment income (loss) ...........   $ 1,184,672   $    611,585
                                          ===========   ============

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Variable Trust Funds 109


                       Statements of Changes in Net Assets

                                         VT LARGE COMPANY CORE FUND  VT LARGE COMPANY GROWTH FUND      VT MONEY MARKET FUND
                                         --------------------------  ----------------------------  ---------------------------
                                          For the Six     For the     For the Six      For the      For the Six      For the
                                          Months Ended   Year Ended   Months Ended   Year Ended     Months Ended   Year Ended
                                         June 30, 2008    December   June 30, 2008    December     June 30, 2008    December
                                          (Unaudited)     31, 2007    (Unaudited)     31, 2007      (Unaudited)     31, 2007
                                         -------------  -----------  -------------  ------------   -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...............   $20,140,962   $25,349,251  $ 99,065,355   $108,621,014   $ 50,603,118   $ 52,499,083

OPERATIONS
   Net investment income (loss) .......        92,592       179,325       131,603        202,662        698,616      2,203,670
   Net realized gain (loss) on
      investments .....................       534,117     2,739,690      (392,270)     2,378,797         (3,442)           211
   Net change in unrealized
      appreciation (depreciation) of
      investments .....................    (2,485,589)   (2,154,945)  (14,779,567)     5,501,174              0              0
                                          -----------   -----------  ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
   resulting from operations ..........    (1,858,880)      764,070   (15,040,234)     8,082,633        695,174      2,203,881
                                          -----------   -----------  ------------   ------------   ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ..............             0             0             0              0       (698,616)    (2,203,670)
   Net realized gain on sales of
      investments .....................             0             0             0              0              0              0
                                          -----------   -----------  ------------   ------------   ------------   ------------
Total distributions to shareholders ...             0             0             0              0       (698,616)    (2,203,670)
                                          -----------   -----------  ------------   ------------   ------------   ------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ..........       490,476     1,726,212     3,885,629      5,962,327     30,808,940     52,256,429
   Reinvestment of distributions ......             0             0             0              0        704,731      2,210,831
   Cost of shares redeemed ............    (2,531,705)   (7,698,571)  (10,211,694)   (23,600,619)   (31,030,355)   (56,363,436)
                                          -----------   -----------  ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
   resulting from capital share
   transactions - Total ...............    (2,041,229)   (5,972,359)   (6,326,065)   (17,638,292)       483,316     (1,896,176)
                                          -----------   -----------  ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET
   ASSETS .............................    (3,900,109)   (5,208,289)  (21,366,299)    (9,555,659)       479,874     (1,895,965)
                                          ===========   ===========  ============   ============   ============   ============
ENDING NET ASSETS .....................   $16,240,853   $20,140,962  $ 77,699,056   $ 99,065,355   $ 51,082,992   $ 50,603,118
                                          ===========   ===========  ============   ============   ============   ============

SHARES ISSUED AND REDEEMED
   Shares sold ........................        33,146       103,579       418,481        590,520     30,808,939     52,256,429
   Shares issued in reinvestment of
      distributions ...................             0             0             0              0        704,731      2,210,831
   Shares redeemed ....................      (167,685)     (467,398)   (1,104,083)    (2,316,245)   (31,030,355)   (56,363,436)
                                          -----------   -----------  ------------   ------------   ------------   ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................      (134,539)     (363,819)     (685,602)    (1,725,725)       483,315     (1,896,176)
                                          ===========   ===========  ============   ============   ============   ============

Ending balance of undistributed net
   investment income (loss) ...........   $   271,917   $   179,325  $    334,266   $    202,663   $          0   $          0
                                          ===========   ===========  ============   ============   ============   ============

                 110 Wells Fargo Advantage Variable Trust Funds


                       Statements of Changes in Net Assets

                                              VT OPPORTUNITY FUND
                                         ----------------------------
                                          For the Six      For the
                                          Months Ended    Year Ended
                                         June 30, 2008     December
                                          (Unaudited)      31, 2007
                                         -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...............  $ 779,285,577  $ 897,046,934

OPERATIONS
   Net investment income (loss) .......      2,092,537      6,405,785
   Net realized gain (loss) on
      investments .....................     22,766,914    141,371,076
   Net change in unrealized
      appreciation (depreciation) of
      investments .....................    (67,875,245)   (87,770,740)
                                         -------------  -------------
Net increase (decrease) in net assets
   resulting from operations ..........    (43,015,794)    60,006,121
                                         -------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ..............              0     (5,147,124)
   Net realized gain on sales of
      investments .....................              0   (120,619,260)
                                         -------------  -------------
Total distributions to shareholders ...              0   (125,766,384)
                                         -------------  -------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ..........     32,247,035     65,979,170
   Reinvestment of distributions ......              0    125,766,640
   Cost of shares redeemed ............   (104,834,430)  (243,746,904)
                                         -------------  -------------
Net increase (decrease) in net assets
   resulting from capital share
   transactions - Total ...............    (72,587,395)   (52,001,094)
                                         -------------  -------------
NET INCREASE (DECREASE) IN NET
   ASSETS .............................   (115,603,189)  (117,761,357)
                                         =============  =============
ENDING NET ASSETS .....................  $ 663,682,388  $ 779,285,577
                                         =============  =============

SHARES ISSUED AND REDEEMED
   Shares sold ........................      1,530,269      2,723,976
   Shares issued in reinvestment of
      distributions ...................              0      5,390,769
   Shares redeemed ....................     (4,983,637)   (10,081,414)
                                         -------------  -------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................     (3,453,368)    (1,966,669)
                                         =============  =============

Ending balance of undistributed net
   investment income (loss) ...........  $  14,615,351  $  12,522,814
                                         =============  =============

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Variable Trust Funds 111


                       Statements of Changes in Net Assets

                                           VT SMALL CAP GROWTH FUND   VT SMALL/MID CAP VALUE FUND   VT TOTAL RETURN BOND FUND
                                         ---------------------------  ---------------------------  ---------------------------
                                          For the Six      For the     For the Six      For the     For the Six      For the
                                          Months Ended   Year Ended    Months Ended   Year Ended    Months Ended   Year Ended
                                         June 30, 2008    December    June 30, 2008    December    June 30, 2008    December
                                          (Unaudited)     31, 2007     (Unaudited)     31, 2007     (Unaudited)     31, 2007
                                         -------------  ------------  -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ...............  $221,394,115   $190,516,263   $17,526,968   $ 23,462,113  $129,097,689   $116,449,325

OPERATIONS
   Net investment income (loss) .......      (719,610)    (1,524,342)       95,060        (63,687)    2,707,933      5,817,560
   Net realized gain (loss) on
      investments .....................    (7,653,115)    48,101,338       336,232      2,998,200     1,222,195        270,020
   Net change in unrealized
      appreciation (depreciation) of
      investments .....................   (24,664,938)   (20,819,556)     (630,265)    (2,917,502)   (2,500,069)     1,470,381
                                         ------------   ------------   -----------   ------------  ------------   ------------
Net increase (decrease) in net assets
   resulting from operations ..........   (33,037,663)    25,757,440      (198,973)        17,011     1,430,059      7,557,961
                                         ------------   ------------   -----------   ------------  ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ..............             0              0             0         (4,115)   (2,735,913)    (5,839,104)
   Net realized gain on sales of
      investments .....................             0    (31,940,178)            0     (3,459,810)            0              0
                                         ------------   ------------   -----------   ------------  ------------   ------------
Total distributions to shareholders ...             0    (31,940,178)            0     (3,463,925)   (2,735,913)    (5,839,104)
                                         ------------   ------------   -----------   ------------  ------------   ------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ..........    15,548,352     29,958,902     1,586,355      5,064,947     8,182,083     28,392,338
   Reinvestment of distributions ......             0     31,939,491             0      3,463,925     2,302,652      5,851,603
   Cost of shares redeemed ............   (23,520,985)   (24,837,803)   (3,580,459)   (11,017,103)  (20,329,171)   (23,314,434)
                                         ------------   ------------   -----------   ------------  ------------   ------------
Net increase (decrease) in net assets
   resulting from capital share
   transactions - Total ...............    (7,972,633)    37,060,590    (1,994,104)    (2,488,231)   (9,844,436)    10,929,507
                                         ------------   ------------   -----------   ------------  ------------   ------------
NET INCREASE (DECREASE) IN NET
   ASSETS .............................   (41,010,296)    30,877,852    (2,193,077)    (5,935,145)  (11,150,290)    12,648,364
                                         ============   ============   ===========   ============  ============   ============
ENDING NET ASSETS .....................  $180,383,819   $221,394,115   $15,333,891   $ 17,526,968  $117,947,399   $129,097,689
                                         ============   ============   ===========   ============  ============   ============

SHARES ISSUED AND REDEEMED
   Shares sold ........................     1,818,626      2,962,137       141,987        389,409       820,638      2,898,839
   Shares issued in reinvestment of
      distributions ...................             0      3,162,328             0        283,928       230,729        596,842
   Shares redeemed ....................    (2,738,001)    (2,400,873)     (328,687)      (865,255)   (2,037,559)    (2,381,720)
                                         ------------   ------------   -----------   ------------  ------------   ------------
NET INCREASE (DECREASE) IN SHARES
   OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................      (919,375)     3,723,592      (186,700)      (191,918)     (986,192)     1,113,961
                                         ============   ============   ===========   ============  ============   ============

Ending balance of undistributed net
   investment income (loss) ...........  $   (719,610)  $          0   $    70,918   $    (24,142) $    (12,764)  $     15,216
                                         ============   ============   ===========   ============  ============   ============

                 112 Wells Fargo Advantage Variable Trust Funds


                              Financial Highlights

                                         Beginning      Net      Net Realized   Distributions
                                         Net Asset  Investment  and Unrealized     from Net     Distributions
                                         Value Per    Income      Gain (Loss)     Investment      from Net
                                           Share      (Loss)    on Investments      Income     Realized Gains
                                         ---------  ----------  --------------  -------------  --------------
VT ASSET ALLOCATION FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    $14.64      0.16         (1.74)          (0.16)          0.00
January 1, 2007 to December 31, 2007 ..    $14.13      0.34          0.73           (0.33)         (0.23)
January 1, 2006 to December 31, 2006 ..    $13.05      0.31          1.23           (0.31)         (0.15)
January 1, 2005 to December 31, 2005 ..    $12.97      0.27          0.37           (0.27)         (0.29)
January 1, 2004 to December 31, 2004 ..    $12.51      0.26          0.86           (0.26)         (0.40)
January 1, 2003 to December 31, 2003 ..    $10.41      0.18          2.10           (0.18)          0.00

VT C&B LARGE CAP VALUE FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    $10.99      0.06         (1.52)          (0.07)          0.00
January 1, 2007 to December 31, 2007 ..    $11.24      0.13         (0.26)          (0.12)          0.00
January 1, 2006 to December 31, 2006 ..    $ 9.34      0.15          1.90           (0.15)          0.00
January 1, 2005 to December 31, 2005 ..    $ 9.13      0.07          0.21           (0.07)          0.00
January 1, 2004 to December 31, 2004 ..    $ 8.34      0.14          0.79           (0.14)          0.00
January 1, 2003 to December 31, 2003 ..    $ 6.75      0.12          1.59           (0.12)          0.00

VT DISCOVERY FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    $20.11      0.09         (0.58)           0.00           0.00
January 1, 2007 to December 31, 2007 ..    $16.44     (0.15)         3.82            0.00           0.00
January 1, 2006 to December 31, 2006 ..    $14.34     (0.13)         2.23            0.00           0.00
January 1, 2005 to December 31, 2005 ..    $14.65     (0.09)         1.09            0.00          (1.31)
January 1, 2004 to December 31, 2004 ..    $12.66     (0.13)         2.12            0.00           0.00
January 1, 2003 to December 31, 2003 ..    $ 9.08     (0.04)         3.62            0.00           0.00

VT EQUITY INCOME FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    $18.74      0.16         (2.82)          (0.15)          0.00
January 1, 2007 to December 31, 2007 ..    $19.75      0.30          0.33           (0.30)         (1.34)
January 1, 2006 to December 31, 2006 ..    $16.96      0.28          2.83           (0.28)         (0.04)
January 1, 2005 to December 31, 2005 ..    $16.33      0.24          0.63           (0.24)          0.00
January 1, 2004 to December 31, 2004 ..    $14.93      0.24          1.40           (0.24)          0.00
January 1, 2003 to December 31, 2003 ..    $12.32      0.21          2.95           (0.21)         (0.34)

VT INTERNATIONAL CORE FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    $10.36      0.14         (1.26)           0.00           0.00
January 1, 2007 to December 31, 2007 ..    $ 9.87      0.17          1.10            0.00          (0.78)
January 1, 2006 to December 31, 2006 ..    $ 8.66      0.18          1.56           (0.16)         (0.37)
January 1, 2005 to December 31, 2005 ..    $ 8.27      0.13          0.64           (0.16)         (0.22)
January 1, 2004 to December 31, 2004 ..    $ 7.56      0.06          0.67           (0.02)          0.00
January 1, 2003 to December 31, 2003 ..    $ 5.77      0.02          1.79           (0.02)          0.00

VT LARGE COMPANY CORE FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    $15.96      0.10         (1.65)           0.00           0.00
January 1, 2007 to December 31, 2007 ..    $15.59      0.14          0.23            0.00           0.00
January 1, 2006 to December 31, 2006 ..    $13.58      0.10          2.01           (0.10)          0.00
January 1, 2005 to December 31, 2005 ..    $13.97      0.08         (0.39)          (0.08)          0.00
January 1, 2004 to December 31, 2004 ..    $12.89      0.00          1.08            0.00           0.00
January 1, 2003 to December 31, 2003 ..    $10.43     (0.05)         2.51            0.00           0.00

----------
(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2)  These ratios do not include expenses from the Underlying Funds.

(3) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(4)  Portfolio turnover ratio excluding TBAs is 337%.

(5)  Portfolio turnover ratio excluding TBAs is 309%.

(6) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

(7)  Portfolio turnover ratio excluding TBAs is 153%.

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Variable Trust Funds 113


                              Financial Highlights

                                                    Ending       Ratio to Average Net Assets (Annualized)(1)
                                          Return  Net Asset  ---------------------------------------------------
                                            of    Value Per  Net Investment     Gross     Expenses       Net
                                         Capital    Share     Income (Loss)  Expenses(2)  Waived(2)  Expenses(2)
                                         -------  ---------  --------------  -----------  ---------  -----------
VT ASSET ALLOCATION FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    0.00     $12.90       2.34%          1.06%      (0.06)%      1.00%
January 1, 2007 to December 31, 2007 ..    0.00     $14.64       2.26%          1.02%      (0.02)%      1.00%
January 1, 2006 to December 31, 2006 ..    0.00     $14.13       2.27%          1.02%      (0.02)%      1.00%
January 1, 2005 to December 31, 2005 ..    0.00     $13.05       2.06%          1.04%      (0.04)%      1.00%
January 1, 2004 to December 31, 2004 ..    0.00     $12.97       2.08%          1.02%      (0.02)%      1.00%
January 1, 2003 to December 31, 2003 ..    0.00     $12.51       1.64%          1.02%      (0.02)%      1.00%

VT C&B LARGE CAP VALUE FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    0.00     $ 9.46       1.37%          1.31%      (0.31)%      1.00%
January 1, 2007 to December 31, 2007 ..    0.00     $10.99       1.11%          1.17%      (0.17)%      1.00%
January 1, 2006 to December 31, 2006 ..    0.00     $11.24       1.44%          1.17%      (0.17)%      1.00%
January 1, 2005 to December 31, 2005 ..    0.00     $ 9.34       0.76%          1.17%      (0.17)%      1.00%
January 1, 2004 to December 31, 2004 ..    0.00     $ 9.13       1.58%          1.19%      (0.19)%      1.00%
January 1, 2003 to December 31, 2003 ..    0.00     $ 8.34       1.62%          1.20%      (0.20)%      1.00%

VT DISCOVERY FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    0.00     $19.62      (0.67)%         1.23%      (0.08)%      1.15%
January 1, 2007 to December 31, 2007 ..    0.00     $20.11      (0.72)%         1.21%      (0.06)%      1.15%
January 1, 2006 to December 31, 2006 ..    0.00     $16.44      (0.76)%         1.21%      (0.06)%      1.15%
January 1, 2005 to December 31, 2005 ..    0.00     $14.34      (0.76)%         1.26%      (0.08)%      1.18%
January 1, 2004 to December 31, 2004 ..    0.00     $14.65      (0.92)%         1.23%      (0.04)%      1.19%
January 1, 2003 to December 31, 2003 ..    0.00     $12.66      (0.36)%         1.24%      (0.11)%      1.13%

VT EQUITY INCOME FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    0.00     $15.93       1.76%          1.13%      (0.13)%      1.00%
January 1, 2007 to December 31, 2007 ..    0.00     $18.74       1.49%          1.05%      (0.05)%      1.00%
January 1, 2006 to December 31, 2006 ..    0.00     $19.75       1.53%          1.04%      (0.04)%      1.00%
January 1, 2005 to December 31, 2005 ..    0.00     $16.96       1.43%          1.05%      (0.05)%      1.00%
January 1, 2004 to December 31, 2004 ..    0.00     $16.33       1.59%          1.03%      (0.03)%      1.00%
January 1, 2003 to December 31, 2003 ..    0.00     $14.93       1.59%          1.06%      (0.06)%      1.00%

VT INTERNATIONAL CORE FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    0.00     $ 9.24       2.98%          1.63%      (0.63)%      1.00%
January 1, 2007 to December 31, 2007 ..    0.00     $10.36       1.57%          1.44%      (0.44)%      1.00%
January 1, 2006 to December 31, 2006 ..    0.00     $ 9.87       1.85%          1.43%      (0.43)%      1.00%
January 1, 2005 to December 31, 2005 ..    0.00     $ 8.66       1.61%          1.41%      (0.41)%      1.00%
January 1, 2004 to December 31, 2004 ..    0.00     $ 8.27       0.87%          1.42%      (0.42)%      1.00%
January 1, 2003 to December 31, 2003 ..    0.00     $ 7.56       0.69%          1.59%      (0.59)%      1.00%

VT LARGE COMPANY CORE FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    0.00     $14.41       1.04%          1.43%      (0.43)%      1.00%
January 1, 2007 to December 31, 2007 ..    0.00     $15.96       0.76%          1.22%      (0.22)%      1.00%
January 1, 2006 to December 31, 2006 ..    0.00     $15.59       0.64%          1.19%      (0.19)%      1.00%
January 1, 2005 to December 31, 2005 ..    0.00     $13.58       0.49%          1.13%      (0.13)%      1.00%
January 1, 2004 to December 31, 2004 ..    0.00     $13.97      (0.03)%         1.13%      (0.13)%      1.00%
January 1, 2003 to December 31, 2003 ..    0.00     $12.89      (0.44)%         1.13%      (0.13)%      1.00%


                                                      Portfolio   Net Assets at
                                             Total     Turnover   End of Period
                                           Return(3)   Rate(6)   (000's omitted)
                                           ---------  ---------  ---------------
VT ASSET ALLOCATION FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................     (10.84)%       6%        $198,472
January 1, 2007 to December 31, 2007 ..       7.60%       25%        $254,054
January 1, 2006 to December 31, 2006 ..      12.14%       12%        $288,387
January 1, 2005 to December 31, 2005 ..       4.99%        2%        $309,673
January 1, 2004 to December 31, 2004 ..       9.34%        5%        $326,374
January 1, 2003 to December 31, 2003 ..      22.09%        7%        $290,723

VT C&B LARGE CAP VALUE FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................     (13.29)%       6%        $ 24,215
January 1, 2007 to December 31, 2007 ..      (1.17)%      35%        $ 30,467
January 1, 2006 to December 31, 2006 ..      22.12%       30%        $ 32,169
January 1, 2005 to December 31, 2005 ..       3.11%      106%        $ 28,664
January 1, 2004 to December 31, 2004 ..      11.22%       16%        $ 30,287
January 1, 2003 to December 31, 2003 ..      25.57%       20%        $ 29,482

VT DISCOVERY FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................      (2.44)%      80%        $218,183
January 1, 2007 to December 31, 2007 ..      22.32%      135%        $238,894
January 1, 2006 to December 31, 2006 ..      14.64%      114%        $233,947
January 1, 2005 to December 31, 2005 ..       8.27%      144%        $250,275
January 1, 2004 to December 31, 2004 ..      15.72%      168%        $ 93,048
January 1, 2003 to December 31, 2003 ..      39.43%      293%        $ 94,115

VT EQUITY INCOME FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................     (14.23)%       4%        $ 70,289
January 1, 2007 to December 31, 2007 ..       2.80%       20%        $ 94,097
January 1, 2006 to December 31, 2006 ..      18.55%       14%        $116,232
January 1, 2005 to December 31, 2005 ..       5.38%       23%        $114,375
January 1, 2004 to December 31, 2004 ..      11.08%       13%        $120,138
January 1, 2003 to December 31, 2003 ..      26.21%       15%        $103,157

VT INTERNATIONAL CORE FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................     (10.81)%      26%        $ 35,385
January 1, 2007 to December 31, 2007 ..      12.67%       65%        $ 44,470
January 1, 2006 to December 31, 2006 ..      20.81%       43%        $ 44,317
January 1, 2005 to December 31, 2005 ..       9.67%       53%        $ 39,602
January 1, 2004 to December 31, 2004 ..       9.63%      115%        $ 35,071
January 1, 2003 to December 31, 2003 ..      31.46%       90%        $ 22,033

VT LARGE COMPANY CORE FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................      (9.71)%      13%        $ 16,241
January 1, 2007 to December 31, 2007 ..       2.37%       42%        $ 20,141
January 1, 2006 to December 31, 2006 ..      15.57%       19%        $ 25,349
January 1, 2005 to December 31, 2005 ..      (2.24)%     112%        $ 28,460
January 1, 2004 to December 31, 2004 ..       8.38%       45%        $ 38,055
January 1, 2003 to December 31, 2003 ..      23.59%       58%        $ 43,384

                 114 Wells Fargo Advantage Variable Trust Funds


                              Financial Highlights

                                         Beginning      Net      Net Realized   Distributions
                                         Net Asset  Investment  and Unrealized     from Net     Distributions
                                         Value Per    Income      Gain (Loss)     Investment      from Net
                                           Share      (Loss)    on Investments      Income     Realized Gains
                                         ---------  ----------  --------------  -------------  --------------
VT LARGE COMPANY GROWTH FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    $10.32      0.02         (1.62)           0.00           0.00
January 1, 2007 to December 31, 2007 ..    $ 9.59      0.02          0.71            0.00           0.00
January 1, 2006 to December 31, 2006 ..    $ 9.37     (0.02)         0.24            0.00           0.00
January 1, 2005 to December 31, 2005 ..    $ 8.88     (0.02)         0.53           (0.02)          0.00
January 1, 2004 to December 31, 2004 ..    $ 8.60      0.02          0.26            0.00           0.00
January 1, 2003 to December 31, 2003 ..    $ 6.81     (0.03)         1.82            0.00           0.00

VT MONEY MARKET FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    $ 1.00      0.01          0.00           (0.01)          0.00
January 1, 2007 to December 31, 2007 ..    $ 1.00      0.05          0.00           (0.05)          0.00
January 1, 2006 to December 31, 2006 ..    $ 1.00      0.04          0.00           (0.04)          0.00
January 1, 2005 to December 31, 2005 ..    $ 1.00      0.03          0.00           (0.03)          0.00
January 1, 2004 to December 31, 2004 ..    $ 1.00      0.01          0.00           (0.01)          0.00
January 1, 2003 to December 31, 2003 ..    $ 1.00      0.01          0.00           (0.01)          0.00

VT OPPORTUNITY FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    $22.03      0.30         (1.54)           0.00           0.00
January 1, 2007 to December 31, 2007 ..    $24.02      0.21          1.60           (0.16)         (3.64)
January 1, 2006 to December 31, 2006 ..    $24.22      0.13          2.43            0.00          (2.76)
January 1, 2005 to December 31, 2005 ..    $22.45     (0.02)         1.79            0.00           0.00
January 1, 2004 to December 31, 2004 ..    $18.99     (0.05)         3.51            0.00           0.00
January 1, 2003 to December 31, 2003 ..    $13.87     (0.02)         5.15           (0.01)          0.00

VT SMALL CAP GROWTH FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    $ 9.69      0.04         (1.50)           0.00           0.00
January 1, 2007 to December 31, 2007 ..    $ 9.96     (0.07)         1.52            0.00          (1.72)
January 1, 2006 to December 31, 2006 ..    $ 8.34     (0.09)         1.94            0.00          (0.23)
January 1, 2005 to December 31, 2005 ..    $ 7.85     (0.08)         0.57            0.00           0.00
January 1, 2004 to December 31, 2004 ..    $ 6.90     (0.06)         1.01            0.00           0.00
January 1, 2003 to December 31, 2003 ..    $ 4.85     (0.04)         2.09            0.00           0.00

VT SMALL/MID CAP VALUE FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    $11.08      0.08         (0.17)           0.00           0.00
January 1, 2007 to December 31, 2007 ..    $13.22     (0.04)         0.21            0.00          (2.31)
January 1, 2006 to December 31, 2006 ..    $13.66     (0.03)         1.84            0.00          (2.25)
January 1, 2005 to December 31, 2005 ..    $11.77     (0.06)         2.00           (0.05)          0.00
January 1, 2004 to December 31, 2004 ..    $10.08     (0.03)         1.72            0.00           0.00
January 1, 2003 to December 31, 2003 ..    $ 7.29      0.00          2.80           (0.01)          0.00

VT TOTAL RETURN BOND FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    $ 9.94      0.22         (0.11)          (0.22)          0.00
January 1, 2007 to December 31, 2007 ..    $ 9.81      0.45          0.13           (0.45)          0.00
January 1, 2006 to December 31, 2006 ..    $ 9.86      0.43         (0.05)          (0.43)          0.00
January 1, 2005 to December 31, 2005 ..    $10.08      0.36         (0.17)          (0.37)         (0.04)
January 1, 2004 to December 31, 2004 ..    $10.66      0.34          0.10           (0.34)         (0.68)
January 1, 2003 to December 31, 2003 ..    $10.38      0.45          0.41           (0.45)         (0.13)

The accompanying notes are an integral part of these financial statements.

                 Wells Fargo Advantage Variable Trust Funds 115


                              Financial Highlights

                                                    Ending      Ratio to Average Net Assets (Annualized)(1)
                                          Return  Net Asset  ------------------------------------------------
                                            of    Value Per  Net Investment     Gross     Expenses       Net
                                         Capital    Share     Income (Loss)  Expenses(2)  Waived(2)  Expenses
                                         -------  ---------  --------------  -----------  ---------  --------
VT LARGE COMPANY GROWTH FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    0.00     $ 8.72        0.31%         1.13%      (0.13)%     1.00%
January 1, 2007 to December 31, 2007 ..    0.00     $10.32        0.19%         1.05%      (0.05)%     1.00%
January 1, 2006 to December 31, 2006 ..    0.00     $ 9.59       (0.16)%        1.04%      (0.04)%     1.00%
January 1, 2005 to December 31, 2005 ..    0.00     $ 9.37       (0.21)%        1.05%      (0.05)%     1.00%
January 1, 2004 to December 31, 2004 ..    0.00     $ 8.88        0.18%         1.05%      (0.05)%     1.00%
January 1, 2003 to December 31, 2003 ..    0.00     $ 8.60       (0.46)%        1.06%      (0.06)%     1.00%

VT MONEY MARKET FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    0.00     $ 1.00        2.62%         0.90%      (0.15)%     0.75%
January 1, 2007 to December 31, 2007 ..    0.00     $ 1.00        4.56%         0.84%      (0.09)%     0.75%
January 1, 2006 to December 31, 2006 ..    0.00     $ 1.00        4.33%         0.82%      (0.07)%     0.75%
January 1, 2005 to December 31, 2005 ..    0.00     $ 1.00        2.53%         0.82%      (0.07)%     0.75%
January 1, 2004 to December 31, 2004 ..    0.00     $ 1.00        0.68%         0.87%      (0.12)%     0.75%
January 1, 2003 to December 31, 2003 ..    0.00     $ 1.00        0.51%         0.89%      (0.14)%     0.75%

VT OPPORTUNITY FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    0.00     $20.79        0.60%         1.21%      (0.14)%     1.07%
January 1, 2007 to December 31, 2007 ..    0.00     $22.03        0.74%         1.19%      (0.12)%     1.07%
January 1, 2006 to December 31, 2006 ..    0.00     $24.02        0.48%         1.18%      (0.11)%     1.07%
January 1, 2005 to December 31, 2005 ..    0.00     $24.22       (0.06)%        1.32%      (0.21)%     1.11%
January 1, 2004 to December 31, 2004 ..    0.00     $22.45       (0.22)%        1.41%      (0.35)%     1.06%
January 1, 2003 to December 31, 2003 ..    0.00     $18.99       (0.13)%        1.40%      (0.31)%     1.09%

VT SMALL CAP GROWTH FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    0.00     $ 8.23       (0.75)%        1.26%      (0.06)%     1.20%
January 1, 2007 to December 31, 2007 ..    0.00     $ 9.69       (0.73)%        1.22%      (0.02)%     1.20%
January 1, 2006 to December 31, 2006 ..    0.00     $ 9.96       (0.98)%        1.23%      (0.03)%     1.20%
January 1, 2005 to December 31, 2005 ..    0.00     $ 8.34       (0.99)%        1.24%      (0.04)%     1.20%
January 1, 2004 to December 31, 2004 ..    0.00     $ 7.85       (0.91)%        1.24%      (0.04)%     1.20%
January 1, 2003 to December 31, 2003 ..    0.00     $ 6.90       (0.91)%        1.25%      (0.05)%     1.20%

VT SMALL/MID CAP VALUE FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    0.00     $10.99        1.20%         1.58%      (0.44)%     1.14%
January 1, 2007 to December 31, 2007 ..    0.00     $11.08       (0.31)%        1.51%      (0.37)%     1.14%
January 1, 2006 to December 31, 2006 ..    0.00     $13.22       (0.23)%        1.46%      (0.32)%     1.14%
January 1, 2005 to December 31, 2005 ..    0.00     $13.66       (0.49)%        1.48%      (0.33)%     1.15%
January 1, 2004 to December 31, 2004 ..    0.00     $11.77       (0.29)%        1.49%      (0.37)%     1.12%
January 1, 2003 to December 31, 2003 ..    0.00     $10.08       (0.07)%        1.61%      (0.48)%     1.13%

VT TOTAL RETURN BOND FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    0.00     $ 9.83        4.49%         0.97%      (0.07)%     0.90%
January 1, 2007 to December 31, 2007 ..    0.00     $ 9.94        4.58%         0.94%      (0.04)%     0.90%
January 1, 2006 to December 31, 2006 ..    0.00     $ 9.81        4.36%         0.95%      (0.05)%     0.90%
January 1, 2005 to December 31, 2005 ..    0.00     $ 9.86        3.58%         0.96%      (0.06)%     0.90%
January 1, 2004 to December 31, 2004 ..    0.00     $10.08        3.34%         0.96%      (0.06)%     0.90%
January 1, 2003 to December 31, 2003 ..    0.00     $10.66        4.17%         0.97%      (0.07)%     0.90%


                                                    Portfolio   Net Assets at
                                           Total     Turnover   End of Period
                                         Return(3)   Rate(6)   (000's omitted)
                                         ---------  ---------  ---------------
VT LARGE COMPANY GROWTH FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................   (15.50)%     1%         $   77,699
January 1, 2007 to December 31, 2007 ..     7.61%     10%         $   99,065
January 1, 2006 to December 31, 2006 ..     2.35%     12%         $  108,621
January 1, 2005 to December 31, 2005 ..     5.70%     11%         $  116,003
January 1, 2004 to December 31, 2004 ..     3.26%     15%         $  107,229
January 1, 2003 to December 31, 2003 ..    26.28%     10%         $   96,802

VT MONEY MARKET FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................     1.31%     NA          $   51,083
January 1, 2007 to December 31, 2007 ..     4.68%     NA          $   50,603
January 1, 2006 to December 31, 2006 ..     4.41%     NA          $   52,499
January 1, 2005 to December 31, 2005 ..     2.55%     NA          $   55,504
January 1, 2004 to December 31, 2004 ..     0.70%     NA          $   58,738
January 1, 2003 to December 31, 2003 ..     0.50%     NA          $   81,583

VT OPPORTUNITY FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    (5.63)%    33%         $  663,682
January 1, 2007 to December 31, 2007 ..     6.63%     64%         $  779,286
January 1, 2006 to December 31, 2006 ..    12.22%     41%         $  897,047
January 1, 2005 to December 31, 2005 ..     7.88%     41%         $1,004,763
January 1, 2004 to December 31, 2004 ..    18.22%     40%         $1,019,885
January 1, 2003 to December 31, 2003 ..    37.01%     56%         $1,021,895

VT SMALL CAP GROWTH FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................   (15.07)%    42%         $  180,384
January 1, 2007 to December 31, 2007 ..    13.81%    121%         $  221,394
January 1, 2006 to December 31, 2006 ..    22.75%    135%         $  190,516
January 1, 2005 to December 31, 2005 ..     6.24%    128%         $  167,033
January 1, 2004 to December 31, 2004 ..    13.77%    175%         $  180,230
January 1, 2003 to December 31, 2003 ..    42.27%    191%         $  138,151

VT SMALL/MID CAP VALUE FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................    (0.81)%    22%         $   15,334
January 1, 2007 to December 31, 2007 ..    (0.32)%    60%         $   17,527
January 1, 2006 to December 31, 2006 ..    15.29%     81%         $   23,462
January 1, 2005 to December 31, 2005 ..    16.50%    112%         $   23,889
January 1, 2004 to December 31, 2004 ..    16.77%     72%         $   25,989
January 1, 2003 to December 31, 2003 ..    38.39%     71%         $   27,713

VT TOTAL RETURN BOND FUND
January 1, 2008 to June 30, 2008
   (Unaudited) ........................     1.15%    358%(7)      $  117,947
January 1, 2007 to December 31, 2007 ..     6.08%    580%(5)      $  129,098
January 1, 2006 to December 31, 2006 ..     3.92%    662%(4)      $  116,449
January 1, 2005 to December 31, 2005 ..     1.90%    714%         $   85,445
January 1, 2004 to December 31, 2004 ..     4.39%    773%         $   76,683
January 1, 2003 to December 31, 2003 ..     8.40%    619%         $   70,988

                 116 Wells Fargo Advantage Variable Trust Funds


                         Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2008, the Trust consists of 12 separate funds (each, a "Fund", collectively, the "Funds"). These financial statements present the VT Asset Allocation Fund, VT C&B Large Cap Value Fund (formerly named the Equity Value Fund), VT Discovery Fund, VT Equity Income Fund, VT International Core Fund (formerly named the International Equity Fund), VT Large Company Core Fund (formerly named the Growth Fund), VT Large Company Growth Fund, VT Money Market Fund, VT Opportunity Fund, VT Small Cap Growth Fund, VT Small/Mid Cap Value Fund (formerly named the Multi Cap Value Fund), and VT Total Return Bond Fund. The Funds are available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies. Each Fund is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sale price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment

                 Wells Fargo Advantage Variable Trust Funds 117


                         Notes to Financial Statements

involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities with original maturities of 60 days or less and other short-term debt securities in which cash collateral received for securities loaned may be invested, generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

The Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Money Market Fund uses the amortized cost method to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

FAIR VALUATION MEASUREMENTS

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Funds' investments in securities:

                                                                               Total Fair
                                                                                 Value
Fund                              Level 1         Level 2        Level 3      as of 6/30/08
----                           -------------   -------------   -----------   --------------
VT ASSET ALLOCATION FUND        $114,497,837    $154,477,000   $ 8,823,834    $277,798,671
VT C&B LARGE CAP VALUE FUND       23,881,657         382,859        13,223      24,277,739
VT DISCOVERY FUND                212,983,901      50,219,288     4,520,972     267,724,161
VT EQUITY INCOME FUND             70,142,561       2,805,477       258,199      73,206,237
VT INTERNATIONAL CORE FUND        35,367,871               0         9,055      35,376,926
VT LARGE COMPANY CORE FUND        16,058,473         970,734        79,753      17,108,960
VT LARGE COMPANY GROWTH FUND      76,931,085       3,961,280       328,517      81,220,882
VT MONEY MARKET FUND                       0      51,048,773             0      51,048,773
VT OPPORTUNITY FUND              611,682,588     162,156,066    10,449,251     784,287,905

                 118 Wells Fargo Advantage Variable Trust Funds


                         Notes to Financial Statements

                                                                               Total Fair
                                                                                  Value
Fund                              Level 1         Level 2        Level 3      as of 6/30/08
----                           -------------   -------------   -----------   --------------
VT SMALL CAP GROWTH FUND        $181,354,654    $ 58,224,173   $ 6,005,746    $245,584,573
VT SMALL/MID CAP VALUE FUND       15,276,719          59,132             0      15,335,851
VT TOTAL RETURN BOND FUND                  0     152,764,154     8,296,739     161,060,893

The following is a summary of the inputs used as of June 30, 2008 in valuing the Funds' investments in other financial instruments:*

                                                                                 Total
                                                                               Unrealized
                                                                             Appreciation/
Fund                              Level 1         Level 2        Level 3     (Depreciation)
----                           -------------   -------------   -----------   --------------
VT ASSET ALLOCATION FUND         $(3,327,884)   $          0            50    $ (3,327,884)
VT C&B LARGE CAP VALUE FUND                0               0             0               0
VT DISCOVERY FUND                          0               0             0               0
VT EQUITY INCOME FUND                      0               0             0               0
VT INTERNATIONAL CORE FUND                 0               0             0               0
VT LARGE COMPANY CORE FUND                 0               0             0               0
VT LARGE COMPANY GROWTH FUND               0               0             0               0
VT MONEY MARKET FUND                       0               0             0               0
VT OPPORTUNITY FUND                        0               0             0               0
VT SMALL CAP GROWTH FUND                   0               0             0               0
VT SMALL/MID CAP VALUE FUND                0               0             0               0
VT TOTAL RETURN BOND FUND                  0            (564)            0            (564)

* Other financial instruments include: futures, options, sale commitments, and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                              VT Asset       VT C&B                                         VT          VT Large
                                             Allocation    Large Cap    VT Discovery     VT Equity    International      Company
                                                Fund       Value Fund       Fund        Income Fund     Core Fund       Core Fund
                                            -----------   -----------   ------------   ------------   -------------   ------------
Balance as of 12/31/2007                    $14,300,664    $ 153,181     $ 4,156,534    $  526,907        $3,043       $   38,051
   Accrued discounts (premiums)                       0            0               0             0             0                0
   Realized gain (loss)                               0            0               0             0             0                0
   Unrealized appreciation (depreciation)      (725,143)      (2,047)       (698,437)      (40,011)        1,592          (12,310)
   Net purchases (sales)                     (4,751,687)    (137,911)      1,062,875      (228,697)        4,420           54,012
   Net transfer in (out) of Level 3                   0            0               0             0             0                0
   Balance as of 06/30/2008                  $8,823,834      $13,223     $ 4,520,972    $  258,199        $9,055       $   79,753


                                              VT Large                       VT        VT Small Cap    VT Small/Mid        VT
                                              Company       VT Money     Opportunity      Growth        Cap Value     Total Return
                                            Growth Fund   Market Fund       Fund           Fund            Fund         Bond Fund
                                            -----------   -----------   ------------   ------------   -------------   ------------
Balance as of 12/31/2007                     $174,267      $       0     $12,434,175    $7,228,637        $    0      $ 4,833,957
   Accrued discounts (premiums)                     0              0               0             0             0             (167)
   Realized gain (loss)                             0              0               0             0             0             (277)
   Unrealized appreciation (depreciation)    (50,752)              0      (1,614,283)     (927,826)            0         (249,233)
   Net purchases (sales)                      205,002              0        (370,641)     (295,065)            0        5,191,706
   Net transfer in (out) of Level 3                 0              0               0             0             0       (1,479,247)
   Balance as of 06/30/2008                  $328,517      $       0     $10,449,251    $6,005,746        $    0      $ 8,296,739

                 Wells Fargo Advantage Variable Trust Funds 119


                         Notes to Financial Statements

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, for the VT Discovery, VT International Core, VT Large Company Core, VT Large Company Growth, VT Opportunity, VT Small Cap Growth and VT Small/Mid Cap Value Funds is declared and distributed to shareholders annually. Net investment income, if any, for the VT Asset Allocation, VT C&B Large Value and VT Equity Income Funds is declared and distributed quarterly. Net investment income, if any, for the VT Money Market and VT Total Return Bond Funds is declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at June 30, 2008.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of

                 120 Wells Fargo Advantage Variable Trust Funds


                          Notes to Financial Statements

limitations have not expired (open tax years: December 31, 2004; December 31, 2005; December 31, 2006; December 31, 2007) are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2007, the Fund's net capital loss carryforwards, which are available to offset future net realized capital gains, were:


                               Expiration    Capital Loss
FUND                              Year      Carryforwards
----                           ----------   -------------
VT C&B LARGE CAP VALUE FUND       2012       $    78,234
VT DISCOVERY FUND                 2008        52,572,927
                                  2009        94,527,114
VT LARGE COMPANY CORE FUND        2010        11,186,858
                                  2011         1,781,980
VT LARGE COMPANY GROWTH FUND      2009         4,034,254
                                  2010        14,881,364
                                  2011         2,858,910
                                  2012         1,003,450
                                  2013         2,022,267
                                  2014         1,615,063
VT TOTAL RETURN BOND FUND         2013           308,309
                                  2014         1,148,359

The Funds had deferred post-October capital losses occurring subsequent to December 31, 2007. For tax purposes, such losses were treated as having occurred on January 1, 2008. As of December 31, 2007, deferred post-October capital losses were as follows:

                             Deferred
                           Post-October
FUND                       Capital Loss
----                       ------------
VT ASSET ALLOCATION FUND    $1,781,112
VT DISCOVERY FUND              200,761

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses. At June 30, 2008, the Funds had no open forward foreign currency contracts.

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At June 30, 2008, the following Fund held futures contracts:

                 Wells Fargo Advantage Variable Trust Funds 121


                         Notes to Financial Statements

                                                                            Notional    Net Unrealized
                                                                            Contract     Appreciation/
FUND                       Contracts         Type        Expiration Date     Amount     (Depreciation)
----                       ---------   ---------------   ---------------   ----------   --------------
VT ASSET ALLOCATION FUND    163 Long    S&P 500 Future    September 2008   54,538,265     (2,333,439)
                             24 Long       U.S. Future    September 2008    2,754,719         19,531
                           442 Short   U.S. Short Bond    September 2008   50,078,462     (1,013,976)

TBA SALE COMMITMENTS

The Funds may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period ended June 30, 2008, are listed after the Fund's Portfolio of Investments.

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the roll period, a Fund forgoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of interest on the investment securities purchased with cash received as collateral (after payment of a "broker rebate fee" to the borrower). A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral, although the loans may not be fully supported at all times if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked to at least 102% of the marked value of the securities loaned (including any accrued interest) on a daily basis, without taking into account

                 122 Wells Fargo Advantage Variable Trust Funds


                         Notes to Financial Statements

any increase or decrease in the value of instruments in which cash collateral is invested. Collateral supporting loans of U.S. Government Securities is remarked to 102% of the loaned securities' market value, without taking into account any increase or decrease in the value of instruments in which cash collateral is invested, only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Cash collateral received by a Fund pursuant to these loans generally is invested on behalf of the Fund by the securities lending agent in high-quality short-term debt investments (including money market instruments) that have been evaluated and approved by the Fund's adviser and are permissible investments for the Fund. Cash collateral is invested on behalf of a Fund in a manner similar to the Fund's investment of its cash reserves and the Fund bears all of the gains and losses on such investments. The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the adviser or the distributor. For the entire semi-annual period, Wells Fargo Bank, N.A. waived its share of revenues earned on securities lending activities. Such waivers by Wells Fargo Bank, N.A. have the impact of increasing securities lending income on the Statements of Operations. The value of the securities on loan, the related collateral and the liability to return the collateral at June 30, 2008, are shown on the Statements of Assets and Liabilities.

SWAP CONTRACTS

Certain Funds may enter into customized equity basket swaps ("Equity Swaps") to manage their exposure to the equity markets. In these transactions, the Funds enter into an agreement with a counterparty to receive/pay the return/loss on a customized basket of equity securities (the "Notional"). In exchange, the Fund pays/receives interest plus any losses/less any gains on the notional amount. Equity swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying basket of securities, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. There were no equity swap contracts outstanding as of June 30, 2008.

The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes.

Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values. At June 30, 2008, the Funds had no open interest rate swap contracts.

The Funds may enter into various hedging transactions, such as credit default swap agreements to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments. The Funds record as an increase or decrease to unrealized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. Credit default swaps involve the periodic payment by the Fund or counterparty of interest based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the outstanding principal of the downgraded debt instrument. At June 30, 2008, the Funds had no open credit default swap contracts.

                 Wells Fargo Advantage Variable Trust Funds 123


                          Notes to Financial Statements

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

WRITTEN OPTIONS

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Written options transactions during the six-month period ended June 30, 2008, were as follows:

                                                             VT Opportunity Fund
                                                            --------------------
                                                                        Premiums
Call Options Written                                        Contract    Received
---------------------------------------------------------   --------   ---------
Options at beginning of period                                   0     $       0
Options written                                               (520)     (206,337)
Options expired                                                400       158,798
Options exercised                                              120        47,539
Options at end of period                                         0             0

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.

As of June 30, 2008, the following Funds owned certain of these types of SIVs which are currently in default and valued at fair value in the Portfolio of Investments or have been restructured following default, including the percentage of each Fund's net assets invested in these securities:

                                                     Defaulted SIVs      % of
Fund                                                ($Market Value)   Net Assets
-------------------------------------------------   ---------------   ----------
VT Asset Allocation Fund                               3,283,286         1.65
VT C&B Large Cap Value Fund                               10,364         0.04

                 124 Wells Fargo Advantage Variable Trust Funds


                          Notes to Financial Statements

                                                     Defaulted SIVs      % of
Fund                                                ($Market Value)   Net Assets
-------------------------------------------------   ---------------   ----------
VT Discovery Fund                                      3,543,365         1.62
VT Equity Income Fund                                    202,369         0.29
VT Large Company Core Fund                                62,507         0.38
VT Large Company Growth Fund                             257,478         0.33
VT Opportunity Fund                                    8,189,722         1.23
VT Small Cap Growth Fund                               4,707,074         2.61
VT Total Return Bond Fund                              1,198,933         1.02

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                      Advisory                                                Subadvisory
                                                     Fees (% of                                               Fees (% of
                                  Average Daily     Average Daily                         Average Daily      Average Daily
FUND                               Net Assets        Net Assets)       Subadviser           Net Assets        Net Assets)
----------------------------   ------------------   -------------   ----------------   -------------------   -------------
VT ASSET ALLOCATION FUND       First $500 million       0.550        Wells Capital     First $ 100 million       0.150
                                Next $500 million       0.500          Management       Next $ 100 million       0.125
                                  Next $2 billion       0.450         Incorporated      Over $ 200 million       0.100
                                  Next $2 billion       0.425
                                  Over $5 billion       0.400
VT C&B LARGE CAP VALUE FUND    First $500 million       0.550           Cooke &        First $ 250 million       0.450
                                Next $500 million       0.500           Bieler,         Next $ 250 million       0.400
                                  Next $2 billion       0.450              LP           Next $ 250 million       0.350
                                  Next $2 billion       0.425                           Over $ 750 million       0.300
                                  Over $5 billion       0.400
VT DISCOVERY FUND              First $500 million       0.750        Wells Capital     First $ 100 million       0.450
                                Next $500 million       0.700          Management       Next $ 100 million       0.400
                                  Next $2 billion       0.650         Incorporated      Over $ 200 million       0.350
                                  Next $2 billion       0.625
                                  Over $5 billion       0.600
VT EQUITY INCOME FUND          First $500 million       0.550        Wells Capital     First $ 100 million       0.350
                                Next $500 million       0.500          Management       Next $ 100 million       0.300
                                  Next $2 billion       0.450         Incorporated      Next $ 300 million       0.200
                                  Next $2 billion       0.425                           Over $ 500 million       0.150
                                  Over $5 billion       0.400
VT INTERNATIONAL CORE FUND     First $500 million       0.750           New Star         First $50 million       0.350
                                Next $500 million       0.700        Institutional      Next $ 500 million       0.290
                                  Next $2 billion       0.650       Managers Limited    Over $ 550 million       0.200
                                  Next $2 billion       0.625
                                  Over $5 billion       0.600

                 Wells Fargo Advantage Variable Trust Funds 125


                          Notes to Financial Statements

                                                       Advisory                                               Subadvisory
                                                      Fees (% of                                              Fees (% of
                                  Average Daily     Average Daily                         Average Daily      Average Daily
FUND                                Net Assets       Net Assets)       Subadviser           Net Assets        Net Assets)
----------------------------   ------------------   -------------   ----------------   -------------------   -------------
VT LARGE COMPANY CORE FUND     First $500 million       0.550         Matrix Asset       First $50 million       0.200
                                Next $500 million       0.500           Advisors          Over $50 million       0.160
                                  Next $2 billion       0.450         Incorporated
                                  Next $2 billion       0.425
                                  Over $5 billion       0.400
VT LARGE COMPANY GROWTH FUND   First $500 million       0.550           Peregrine        First $25 million       0.550
                                Next $500 million       0.500            Capital          Next $25 million       0.450
                                  Next $2 billion       0.450          Management       Next $ 100 million       0.400
                                  Next $2 billion       0.425         Incorporated      Next $ 125 million       0.350
                                  Over $5 billion       0.400                           Over $ 275 million       0.225
VT MONEY MARKET FUND           First $500 million       0.300         Wells Capital       First $1 billion       0.050
                                Next $500 million       0.300          Management          Next $2 billion       0.030
                                  Next $2 billion       0.275         Incorporated         Next $3 billion       0.020
                                  Next $2 billion       0.275                              Over $6 billion       0.010
                                  Over $5 billion       0.250
VT OPPORTUNITY FUND            First $500 million       0.750         Wells Capital    First $ 100 million       0.450
                                Next $500 million       0.700          Management       Next $ 100 million       0.400
                                  Next $2 billion       0.650         Incorporated      Over $ 200 million       0.300
                                  Next $2 billion       0.625
                                  Over $5 billion       0.600
VT SMALL CAP GROWTH FUND       First $500 million       0.750         Wells Capital    First $ 100 million       0.550
                                Next $500 million       0.700          Management       Next $ 100 million       0.500
                                  Next $2 billion       0.650         Incorporated      Over $ 200 million       0.400
                                  Next $2 billion       0.625
                                  Over $5 billion       0.600
VT SMALL/MID CAP VALUE FUND    First $500 million       0.750         Wells Capital    First $ 100 million       0.450
                                Next $500 million       0.700          Management       Next $ 100 million       0.400
                                  Next $2 billion       0.650         Incorporated      Over $ 200 million       0.350
                                  Next $2 billion       0.625
                                  Over $5 billion       0.600
VT TOTAL RETURN BOND FUND      First $500 million       0.450         Wells Capital    First $ 100 million       0.200
                                Next $500 million       0.400          Management       Next $ 200 million       0.175
                                  Next $2 billion       0.350         Incorporated      Next $ 200 million       0.150
                                  Next $2 billion       0.325                           Over $ 500 million       0.100
                                  Over $5 billion       0.300

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                   (% of Average
                                               Average Daily Net     Daily Net
FUND                                               Assets             Assets)
--------------------------------------------   -----------------   -------------
All Funds                                       First $5 billion       0.16
                                                 Next $5 billion       0.15
                                               Over $ 10 billion       0.14

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

                 126 Wells Fargo Advantage Variable Trust Funds


                         Notes to Financial Statements

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                   (% of Average
                                                                     Daily Net
FUND                                                                   Assets)
----                                                               -------------
ALL VARIABLE TRUST FUNDS (EXCEPT VT INTERNATIONAL CORE FUND)            0.02
VT INTERNATIONAL CORE FUND                                              0.10

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan ("Plan") for the Funds, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.25% of average daily net assets.

For the six-month period ended June 30, 2008, distribution fees paid are disclosed on the Statements of Operations.

OTHER FEES AND EXPENSES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended June 30, 2008, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has contractually committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the six-month period ended June 30, 2008, were as follows:

                                                                   Net Operating
FUND                                                              Expense Ratios
----                                                              --------------
VT ASSET ALLOCATION FUND                                              1.00%
VT C&B LARGE CAP VALUE FUND                                           1.00%
VT DISCOVERY FUND                                                     1.15%
VT EQUITY INCOME FUND                                                 1.00%
VT INTERNATIONAL CORE FUND                                            1.00%
VT LARGE COMPANY CORE FUND                                            1.00%
VT LARGE COMPANY GROWTH FUND                                          1.00%
VT MONEY MARKET FUND                                                  0.75%
VT OPPORTUNITY FUND                                                   1.07%
VT SMALL CAP GROWTH FUND                                              1.20%
VT SMALL/MID CAP VALUE FUND                                           1.14%
VT TOTAL RETURN BOND FUND                                             0.90%

                 Wells Fargo Advantage Variable Trust Funds 127


                         Notes to Financial Statements

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the six-month period ended June 30, 2008, were as follows:

                                                    Purchases at       Sales
FUND                                                    Cost          Proceeds
----                                                ------------   -------------
VT ASSET ALLOCATION FUND                            $ 13,992,958   $ 48,546,109
VT C&B LARGE CAP VALUE FUND                            1,584,099      3,741,441
VT DISCOVERY FUND                                    166,196,120    180,911,943
VT EQUITY INCOME FUND                                  2,876,235     12,151,320
VT INTERNATIONAL CORE FUND                            10,095,098     13,209,374
VT LARGE COMPANY CORE FUND                             2,239,063      4,233,723
VT LARGE COMPANY GROWTH FUND                           1,210,936      6,369,041
VT OPPORTUNITY FUND                                  210,748,476    251,906,299
VT SMALL CAP GROWTH FUND                              81,377,331     81,523,603
VT SMALL/MID CAP VALUE FUND                            3,497,567      5,251,535
VT TOTAL RETURN BOND FUND                            472,332,265    479,252,918

The Money Market Fund trades exclusively in short-term securities, so such purchases and sales are not reflected in the schedule.

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the six-month period ended June 30, 2008, there were no borrowings by any of the Funds under this agreement.

6. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. The current Funds' adviser has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued Statement of Financial Accounting Standards 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133." FAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those years. As of June 30, 2008, Management is continuing to evaluate the impact, if any, that adoption of FAS 161 may have on the financial statements.

                 128 Wells Fargo Advantage Variable Trust Funds


                                Other Information

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Portfolio, except money market funds, are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis and for money market funds, on a monthly, seven-day delayed basis. In addition, top ten holdings information for each Portfolio is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information(1) of each Portfolio. Each of the Trustees listed below acts in identical capacities for each of the 148 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                    Position Held and                                                             Other
Name and Age       Length of Service(2)   Principal Occupations During Past Five Years        Directorships
------------       --------------------   -------------------------------------------------   -------------
Thomas S. Goho     Trustee, since 1987    Co-Director for the Calloway School of Stephens     None
65                                        University of Wake Forest University. Prior
                                          thereto, the Thomas Goho Chair of Finance of Wake
                                          Forest University, Calloway School of Business
                                          and Accountancy, from 2006-2007 and Associate
                                          Professor of Finance from 1999-2005.

Peter G. Gordon    Trustee, since 1998;   Chairman, CEO and Co-Founder of Crystal Geyser      None
65                 Chairman, since 2005   Water Company and President of Crystal Geyser
                   (Lead Trustee since    Roxane Water Company.
                   2001)

Olivia S.          Trustee, since 2006    Professor of Insurance and Risk Management,         None
Mitchell                                  Wharton School, University of Pennsylvania.
55                                        Director of the Boettner Center on Pensions and
                                          Retirement Research. Research associate and board
                                          member, Penn Aging Research Center. Research
                                          associate, National Bureau of Economic Research.

Timothy J. Penny   Trustee, since 1996    President and CEO of Southern Minnesota             None
56                                        Initiative Foundation, a non-profit organization
                                          since 2007 and Senior Fellow at the Humphrey
                                          Institute Policy Forum at the University of
                                          Minnesota since 1995.

Donald C.          Trustee, since 1996    Principal of the law firm of Willeke & Daniels.     None
Willeke
68

                 Wells Fargo Advantage Variable Trust Funds 129


                                Other Information

INTERESTED TRUSTEE(3)

                    Position Held and                                                             Other
Name and Age       Length of Service(2)   Principal Occupations During Past Five Years        Directorships
------------       --------------------   -------------------------------------------------   -------------
J. Tucker Morse    Trustee, since 1987    Private Investor/Real Estate Developer. Prior       None
63                                        thereto, Chairman of Whitepoint Capital, LLC
                                          until 2004.

OFFICERS

                    Position Held and                                                             Other
Name and Age       Length of Service(2)   Principal Occupations During Past Five Years        Directorships
------------       --------------------   -------------------------------------------------   -------------
Karla M. Rabusch   President, since       Executive Vice President of Wells Fargo Bank,       None
49                 2003                   N.A. and President of Wells Fargo Funds
                                          Management, LLC since 2003. Senior Vice President
                                          and Chief Administrative Officer of Wells Fargo
                                          Funds Management, LLC from 2001 to 2003.

C. David Messman   Secretary, since       Senior Vice President and Secretary of Wells        None
48                 2000; Chief Legal      Fargo Funds Management, LLC since 2001. Vice
                   Counsel, since 2003    President and Managing Senior Counsel of Wells
                                          Fargo Bank, N.A. since 1996.

Stephen W.         Treasurer, since       Vice President and Manager of Fund Accounting,      None
Leonhardt          2007                   Reporting and Tax for Wells Fargo Funds
49                                        Management, LLC since 2007. Director of Fund
                                          Administration and SEC Reporting for TIAA-CREF
                                          from 2005 to 2007. Chief Operating Officer for
                                          UMB Fund Services, Inc. from 2004 to 2005.
                                          Controller for Sungard Transaction Networks from
                                          2002 to 2004.

Debra Ann Early    Chief Compliance       Chief Compliance Officer of Wells Fargo Funds       None
44                 Officer, since 2007    Management, LLC since 2007. Chief Compliance
                                          Officer of Parnassus Investments from 2005 to
                                          2007. Chief Financial Officer of Parnassus
                                          Investments from 2004 to 2007 and Senior Audit
                                          Manager of PricewaterhouseCoopers LLP from 1998
                                          to 2004.

(1) The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

(2) Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

(3) As of June 30, 2008, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

                 130 Wells Fargo Advantage Variable Trust Funds


                                Other Information

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

VT ASSET ALLOCATION FUND, VT C&B LARGE CAP VALUE FUND, VT DISCOVERY FUND, VT EQUITY INCOME FUND, VT INTERNATIONAL CORE FUND, VT LARGE COMPANY CORE FUND, VT LARGE COMPANY GROWTH FUND, VT MONEY MARKET FUND, VT OPPORTUNITY FUND, VT SMALL CAP GROWTH FUND, VT SMALL/MID CAP VALUE FUND, AND VT TOTAL RETURN BOND FUND

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Variable Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the VT Asset Allocation Fund, VT C&B Large Cap Value Fund, VT Discovery Fund, VT Equity Income Fund, VT International Core Fund, VT Large Company Core Fund, VT Large Company Growth Fund, VT Money Market Fund, VT Opportunity Fund, VT Small Cap Growth Fund, VT Small/Mid Value Growth Fund and VT Total Return Bond Fund (the "Funds"); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the VT Asset Allocation Fund, VT Discovery Fund, VT Equity Income Fund, VT Money Market Fund, VT Opportunity Fund, VT Small Cap Growth Fund, VT Small/Mid Cap Value Fund and VT Total Return Bond Fund; (iii) an investment sub-advisory agreement with Cooke & Bieler, L.P. ("Cooke & Bieler") for the VT C&B Large Cap Value Fund; (iv) an investment sub-advisory agreement with Matrix Asset Advisors, Inc. ("Matrix") for the VT Large Company Core Fund;
(v) an investment sub-advisory agreement with New Star Institutional Managers Limited ("New Star") for the VT International Core Fund; and (vi) an investment sub-advisory agreement with Peregrine Capital Management, Inc. ("Peregrine") for the VT Large Company Growth Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Cooke & Bieler, Matrix, New Star and Peregrine (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

More specifically, at a meeting held on March 28, 2008, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the March 28, 2008, meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met regularly throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

The Board evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers, and the appointment of a new Chief Compliance Officer for the Funds. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management and the Sub-Advisers about various topics, including Funds Management's oversight of service providers. Based on the above factors, together

                 Wells Fargo Advantage Variable Trust Funds 131


                                Other Information

with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2007. The Board also considered these results in comparison to the median performance of a universe of relevant funds that was determined by Lipper Inc. ("Lipper") to be similar to the Funds (the "Universe"), as well as to each Fund's benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of each Fund, except the VT C&B Large Cap Value Fund, VT International Core Fund, VT Large Company Core Fund, VT Large Company Growth Fund and VT Opportunity Fund, was better than, or not appreciably below, the median performance of each Fund's Universe for all time periods. The Board noted that the performance of the VT C&B Large Cap Value Fund, VT International Core Fund, VT Large Company Core Fund, VT Large Company Growth Fund and VT Opportunity Fund was lower than the median performance of each Fund's Universe for most time periods, and required further review. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the VT C&B Large Cap Value Fund, VT International Core Fund, VT Large Company Core Fund, VT Large Company Growth Fund and VT Opportunity Fund. The Board requested continued reports on the performance of the VT C&B Large Cap Value Fund, VT International Core Fund, VT Large Company Core Fund, VT Large Company Growth Fund and VT Opportunity Fund.

The Board received and considered information regarding each Fund's contractual advisory fees, and net operating expense ratio and their various components, including actual management fees, transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the respective median fees of narrower groups of funds that were determined by Lipper to be the most similar to the Funds (the "Peer Group") and to other comparative data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Peer Group. The Board noted that each Fund's net operating expense ratio was lower than, equal to, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Board took into account the separate administrative and other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

                 132 Wells Fargo Advantage Variable Trust Funds


                                Other Information

PROFITABILITY

The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Board also considered related information provided by Funds Management at a separate presentation on financial matters made at the February 2008 Board meeting. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management and Peregrine, as their profitability from their relationships with the VT Asset Allocation Fund, VT Discovery Fund, VT Equity Income Fund, VT Large Company Growth Fund, VT Money Market Fund, VT Opportunity Fund, VT Small/Mid Cap Value Fund, VT Small Cap Growth Fund and VT Total Return Bond Fund was not a material factor in determining whether to renew the agreements. The Board did not consider separate profitability information with respect to Cooke & Bieler, Matrix and New Star, which are not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Cooke & Bieler, Matrix and New Star had been negotiated by Funds Management on an arm's length basis and that Cooke & Bieler's, Matrix's and New Star's profitability from their relationships with the VT C&B Large Cap Value Fund, VT International Core Fund and VT Large Company Core Fund was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Board also considered information provided by Funds Management in separate presentations on advisory fee breakpoints and economies of scale made at the February 2008 board meeting. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

The Board also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trust, and those offered by the Sub-Advisers to other clients. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

The Board also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker and the controls applicable to brokerage allocation procedures. The Board also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

                 Wells Fargo Advantage Variable Trust Funds 133


                                Other Information

OTHER FACTORS AND BROADER REVIEW

The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels.

As discussed above, the Board reviews detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

                 134 Wells Fargo Advantage Variable Trust Funds


                              List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
BKNT  -- Bank Notes
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDS   -- Credit Default Swap
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GDR   -- Global Depositary Receipt
GMTN  -- Global Medium-Term Notes
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

WELLS FARGO   ADVANTAGE FUNDS

More information about Wells FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRAI/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

(C) 2008 Wells Fargo Funds Management, LLC.   www.wellsfargo.com/advantagefunds        111407 08-08
All rights reserved.                                                              SVTF/SAR124 06-08

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
               INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES
=================================
(a) The President and Treasurer have concluded that the Wells Fargo Variable Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                             Wells Fargo Funds Trust

                             By: /s/ Karla M. Rabusch

                                    Karla M. Rabusch
                                    President

                             Date: August 18, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

                            By: /s/ Karla M. Rabusch

                                    Karla M. Rabusch
                                    President

                            Date: August 18, 2008

                            By: /s/ Stephen W. Leonhardt

                                    Stephen W. Leonhardt
                                    Treasurer

                                    Date: August 18, 2008

                                  CERTIFICATION
                                  -------------

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Core Fund, , Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and the Wells Fargo Advantage VT Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

     d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: August 18, 2008

/s/ Karla M. Rabusch

-----------------------
Karla M. Rabusch
President

Wells Fargo Funds Trust

                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Core Fund, , Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and the Wells Fargo Advantage VT Total Return Bond Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

     d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: August 18, 2008

/s/ Stephen W. Leonhardt

-----------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------

         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Variable Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended June 30, 2008 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

         Date: August 18, 2008

                                                     /s/ Karla M. Rabusch

                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION
                            -------------------------

         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Variable Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended June 30, 2008 (the "Report") fully complies with the requirements of Section 13(a) or
Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.

         Date: August 18, 2008

                                                     /s/ Stephen W. Leonhardt

                                                     Stephen W. Leonhardt
                                                     Treasurer
                                                     Wells Fargo Funds Trust